UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31

Date of Reporting Period

Item 1.	Schedule of Investments

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	SHARES	COST	FAIR VALUE
Equities — 0.2%*:

Common Stocks — 0.1%*:

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤ (1)	2,007	$—	$—

Oil and Gas — 0.1%*:
Sabine Oil & Gas LLC¤	387	22,597	12,384
Sabine Oil & Gas LLC¤	1,230	5,523	6,765
Sabine Oil & Gas LLC¤	219	596	986
Southcross Energy Partners LP	22	5,500	8,800
Southcross Holdings LP¤	22	—	—
Templar Energy LLC¤	5,602	56,021	78,429
Templar Energy LLC¤	8,763	50,647	67,910

Total Oil and Gas	16,245	140,884	175,274

Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.¤ +	469	—	—
Tunstall Group Holdings Ltd.¤ +	310	—	—

Total Healthcare, Education and Childcare	779	—	—

Total Common Stocks	19,031	140,884	175,274

Preferred Stock — 0.1%*:

Chemicals, Plastics and Rubber — 0.1%*:
Pinnacle Operating Corp.¤	254,165	170,939	119,457

Total Equities	273,196	311,823	294,731

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 90.3%*:

Bank Loans — 82.4%*§:

Aerospace and Defense — 1.0%*:
CPI International Inc.	8.25%	4/7/2022	234,173	233,005	234,759
Doncasters Finance US LLC	4.65	4/9/2020	1,684,533	1,649,026	1,666,778

Total Aerospace and Defense			1,918,706	1,882,031	1,901,537

Automobile — 2.3%*:
FPC Holdings, Inc.	5.25	11/19/2019	483,799	435,345	454,771
Gates Global LLC	4.40	7/6/2021	1,446,040	1,442,362	1,447,124
NN, Inc.	5.23	10/19/2022	854,515	856,602	853,806
Tectum Holdings, Inc.	5.82	8/24/2023	1,566,884	1,565,210	1,585,499

Total Automobile			4,351,238	4,299,519	4,341,200

Beverage, Food and Tobacco — 2.4%*:
CTI Foods Holding Co. LLC	4.65	6/29/2020	1,371,857	1,363,654	1,358,138
Del Monte Foods, Inc.	4.31	2/18/2021	1,486,090	1,372,870	1,219,827
Deoleo S.A.+	4.50	6/11/2021	500,000	677,651	392,663
JBS USA LLC	3.29	10/30/2022	1,455,526	1,458,576	1,460,082

Total Beverage, Food and Tobacco			4,813,473	4,872,751	4,430,710

Broadcasting and Entertainment — 3.3%*:
All3Media International+	5.25	6/30/2021	1,500,000	2,303,870	1,880,616
All3Media International+	8.25	6/30/2022	500,000	672,511	544,068
AP NMT Acquisition B.V.+	6.75	8/13/2021	1,101,845	1,041,257	975,596
AP NMT Acquisition B.V.+	7.00	8/13/2021	530,871	643,591	524,991
AP NMT Acquisition B.V.+	10.00	8/13/2022	182,721	156,764	127,173
Technicolor SA+	3.00	12/31/2023	500,000	538,325	532,957

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Broadcasting and Entertainment (continued):
Univision Communications, Inc.	3.75%	3/15/2024	1,495,978	$1,492,252	$1,485,999

Total Broadcasting and Entertainment			5,811,415	6,848,570	6,071,400

Buildings and Real Estate — 1.6%*:
Capital Automotive L.P.	7.00	3/24/2025	303,331	300,301	306,364
Cemex SAB de CV+	3.00	7/23/2020	97,070	106,733	103,295
Cemex SAB de CV+	3.98	7/23/2020	441,849	441,851	440,745
Jeld-Wen, Inc.	4.00	7/1/2022	762,111	769,954	766,554
Quikrete Holdings, Inc.	4.23	11/15/2023	1,423,551	1,433,773	1,435,238

Total Buildings and Real Estate			3,027,912	3,052,612	3,052,196

Chemicals, Plastics and Rubber — 5.5%*:
Allnex (Luxembourg) & Cy S.C.A.+	3.25	9/13/2023	696,500	787,715	743,643
Allnex (Luxembourg) & Cy S.C.A.	4.29	9/13/2023	425,604	423,632	425,604
Allnex USA, Inc.	4.29	9/13/2023	320,646	319,160	320,646
Alpha 3 B.V.	4.15	1/31/2024	1,592,718	1,604,409	1,595,712
Associated Asphalt Partners LLC	6.40	3/21/2024	295,611	294,040	296,719
Flint Group GmbH+	4.00	9/7/2021	89,419	88,845	89,084
Flint Group US LLC+	4.00	9/7/2021	540,911	537,439	538,883
INEOS Styrolution Group GmbH+	4.75	9/30/2021	417,609	474,555	448,178
MacDermid Funding LLC	4.25	6/7/2020	492,525	531,869	527,149
MacDermid, Inc.	4.50	6/5/2020	1,359,025	1,366,719	1,371,650
Methanol Holdings (Trinidad) Ltd.	4.48	6/30/2022	1,115,590	1,107,202	1,111,407
Novacap S.A.+	4.25	6/22/2023	500,000	558,342	537,304
OXEA Finance & Cy S.C.A.+	4.50	1/15/2020	491,117	520,784	519,994
OXEA Finance LLC+	4.25	1/15/2020	349,603	345,444	337,077
Tronox Pigments (Netherlands) B.V.	4.65	3/19/2020	1,385,604	1,344,769	1,393,114

Total Chemicals, Plastics and Rubber			10,072,482	10,304,924	10,256,164

Containers, Packaging and Glass — 7.5%*:
BWAY Holding Co.	4.40	3/22/2024	1,500,000	1,492,500	1,495,320
Consolidated Container Co. LLC	5.00	7/3/2019	1,645,950	1,643,555	1,641,835
Consolidated Container Co. LLC	7.75	1/3/2020	188,280	186,396	185,456
Flex Acquisition Co., Inc.	4.25	12/29/2023	1,599,940	1,619,434	1,608,435
Go Daddy Operating Co. LLC	3.41	2/15/2024	631,606	632,173	632,161
Mauser US Corporate LLC+	4.50	7/31/2021	1,544,586	1,544,722	1,546,131
Mauser US Corporate LLC+	8.75	7/31/2022	120,928	104,003	121,004
Multi Packaging Solutions, Inc.	4.25	9/30/2020	277,245	274,980	277,015
ProAmpac Intermediate Inc.	5.06	11/18/2023	748,125	751,716	753,362
ProAmpac Intermediate, Inc.	9.56	11/18/2024	750,000	739,248	760,313
Reynolds Group Holdings Inc.	3.98	2/5/2023	1,774,037	1,777,359	1,780,140
Signode Industrial Group US, Inc.	4.06	5/1/2021	1,469,119	1,475,269	1,470,956
Tekni-Plex, Inc.	4.54	6/1/2022	1,650,878	1,633,441	1,651,291

Total Containers, Packaging and Glass			13,900,694	13,874,796	13,923,419

Diversified/Conglomerate Manufacturing — 1.3%*:
MTS Systems Corp.	5.08	7/5/2023	390,845	387,339	395,242
Pelican Products, Inc.	5.40	4/10/2020	965,353	963,921	962,939
STS Operating, Inc.	4.77	2/12/2021	302,043	302,275	294,492
Triple Point Technology, Inc.	5.40	7/10/2020	636,553	593,152	591,995
Triple Point Technology, Inc.††	9.40	7/10/2021	145,677	139,199	114,630

Total Diversified/Conglomerate Manufacturing			2,440,471	2,385,886	2,359,298

Diversified/Conglomerate Service — 8.3%*:
Aquilex Holdings LLC	4.98	12/31/2020	183,471	183,223	177,049
Atrium Innovations, Inc.	4.65	2/13/2021	1,607,484	1,588,949	1,619,541
Brickman Group Ltd. LLC	4.00	12/18/2020	1,493,586	1,501,295	1,496,469

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
Infor (US), Inc.	3.75%	2/1/2022	500,000	$538,994	$536,734
Infor (US), Inc.	3.90	2/1/2022	1,500,000	1,501,229	1,494,105
inVentiv Health, Inc.	4.80	11/9/2023	1,613,348	1,633,045	1,616,703
Northgate Information Solutions Ltd.+	6.50	3/23/2022	500,000	522,417	518,731
PowerTeam Services LLC	8.40	11/6/2020	500,000	497,398	497,500
Prime Security Services Borrower LLC	4.25	5/2/2022	1,498,597	1,502,163	1,512,954
Quest Software US Holdings, Inc.	7.00	10/31/2022	1,495,382	1,480,315	1,515,196
RP Crown Parent LLC	4.50	10/12/2023	1,773,567	1,768,793	1,783,552
Triangle FM Services Holding GmbH+	5.25	8/31/2023	500,000	553,059	537,470
Verisure Holding AB+	3.00	10/31/2022	500,000	527,800	534,355
VF Holding Corp.	4.25	6/30/2023	1,741,873	1,746,495	1,749,032

Total Diversified/Conglomerate Service			15,407,308	15,545,175	15,589,391

Ecological — 0.7%*:
Emerald 3 Ltd.+	8.15	5/31/2022	390,426	387,868	352,684
Emerald US, Inc.+	5.15	5/19/2021	600,000	556,123	561,000
PHS Group Ltd.+	6.25	12/20/2021	299,197	369,975	379,178

Total Ecological			1,289,623	1,313,966	1,292,862

Electronics — 5.7%*:
Dell, Inc.	3.49	9/7/2023	2,000,000	2,019,915	2,006,660
First Data Corp.	3.98	7/10/2022	1,553,925	1,566,611	1,565,253
Informatica Corp.	4.65	8/5/2022	653,196	651,156	648,911
Kronos, Inc.	5.03	11/1/2023	1,607,083	1,619,743	1,615,295
MH Sub I LLC	4.75	7/8/2021	576,445	574,416	579,615
Renaissance Learning, Inc.	4.90	4/9/2021	1,766,458	1,752,343	1,772,340
Wall Street Systems Delaware, Inc.	4.25	8/31/2023	327,882	345,933	350,950
Wall Street Systems Delaware, Inc.	4.50	8/26/2023	1,246,875	1,253,109	1,250,379
Western Digital Corp.	3.73	4/29/2023	941,845	947,834	946,423

Total Electronics			10,673,709	10,731,060	10,735,826

Farming and Agriculture — 0.1%*:
Dole Food Co., Inc.	4.15	3/23/2024	236,086	234,906	237,503

Finance — 3.3%*:
Cunningham Lindsey US, Inc.	5.03	12/10/2019	479,745	478,769	425,774
Cunningham Lindsey US, Inc.	9.32	6/10/2020	748,547	749,532	357,431
GENEX Holdings, Inc.	5.25	5/30/2021	1,477,215	1,473,116	1,484,601
Moneygram International, Inc.	4.25	3/27/2020	1,287,021	1,228,986	1,285,412
NFP Corp.	4.65	1/8/2024	1,547,845	1,569,593	1,563,323
SAM Finance Lux S.A.R.L+	5.00	12/17/2020	335,477	542,289	421,765
Sedgwick Claims Management Services, Inc.	6.75	2/28/2022	561,418	560,972	560,015

Total Finance			6,437,268	6,603,257	6,098,321

Healthcare, Education and Childcare — 11.4%*:
Alere, Inc.	4.25	6/18/2022	1,715,868	1,718,246	1,718,939
Arbor Pharmaceuticals, Inc.	6.15	7/5/2023	1,596,628	1,578,984	1,624,569
CareCore National LLC	5.50	3/5/2021	1,528,764	1,534,142	1,532,586
Concentra, Inc.	4.06	6/1/2022	1,438,826	1,425,638	1,445,128
Explorer Holdings, Inc.	6.03	5/2/2023	524,709	520,479	529,956
Greatbatch Ltd.	4.50	3/10/2022	1,396,463	1,400,359	1,394,718
Immucor, Inc.	5.00	8/17/2018	155,843	151,065	153,784
Jaguar Holding Co. II	4.33	8/18/2022	1,510,408	1,514,048	1,514,185
Kindred Healthcare, Inc.	4.56	4/9/2021	1,673,224	1,632,004	1,672,521
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	2,010,170	2,001,248	1,997,606
Press Ganey Holdings, Inc.	4.25	10/21/2023	1,246,875	1,258,323	1,249,219
Press Ganey Holdings, Inc.	8.25	10/21/2024	821,256	832,288	836,654

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Healthcare, Education and Childcare (continued):
Riemser Pharma GmbH+	5.50%	7/31/2023	500,000	$538,081	$457,833
Rodenstock GmbH+	4.13	5/30/2019	1,500,000	1,769,144	1,520,190
Tecomet, Inc.	5.75	12/5/2021	1,361,794	1,318,857	1,361,794
Tunstall Group Holdings Ltd.+	5.34	10/16/2020	500,000	795,159	620,186
Valeant Pharmaceuticals International, Inc.	5.57	4/1/2022	1,584,132	1,551,683	1,587,633

Total Healthcare, Education and Childcare			21,064,960	21,539,748	21,217,501

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.5%*:
Keter Group B.V.+	5.25	10/31/2023	500,000	518,492	532,119
Serta Simmons Bedding LLC	4.54	11/8/2023	1,730,289	1,722,013	1,734,615
Serta Simmons Bedding LLC	9.04	11/8/2024	500,000	492,821	501,665

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			2,730,289	2,733,326	2,768,399

Hotels, Motels, Inns and Gaming — 1.1%*:
Cyan Blue Holdco 3 Ltd.+	4.84	2/25/2022	500,000	737,703	632,245
Financiere Sun S.A.S.+	4.25	3/14/2023	338,983	369,723	364,115
HNVR Holdco Ltd.+	6.25	9/12/2023	500,000	550,863	540,356
Tackle S.A.R.L+	6.50	8/8/2022	500,000	554,075	533,101

Total Hotels, Motels, Inns and Gaming			1,838,983	2,212,364	2,069,817

Insurance — 2.6%*:
Alliant Holdings I, Inc.	4.39	8/12/2022	1,829,688	1,827,000	1,837,538
Asurion LLC	4.23	7/8/2020	748,314	751,024	752,370
Asurion LLC	4.75	11/3/2023	874,851	870,713	881,412
Hub International Ltd.	4.04	10/2/2020	189,456	189,456	190,377
York Risk Services Holding Corp.	4.75	10/1/2021	1,171,649	1,149,088	1,137,964

Total Insurance			4,813,958	4,787,281	4,799,661

Leisure, Amusement, Entertainment — 2.1%*:
Delta 2 (LUX) S.a.r.l.+	4.57	7/30/2024	1,587,247	1,583,298	1,585,660
Delta 2 (LUX) S.a.r.l.+	8.07	7/29/2022	306,250	305,914	308,164
Dorna Sports, S.L.+	3.25	3/24/2024	500,000	540,275	533,021
SeaWorld Parks & Entertainment, Inc.	3.25	5/14/2020	1,593,612	1,582,843	1,582,843

Total Leisure, Amusement, Entertainment			3,987,109	4,012,330	4,009,688

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 3.1%*:
Alison Bidco S.a.r.l.+	5.40	8/29/2021	289,826	287,991	287,412
Apex Tool Group LLC	4.50	1/31/2020	1,713,070	1,693,792	1,676,667
Gardner Denver, Inc.	4.56	7/30/2020	1,618,209	1,552,591	1,613,662
Husky Injection Molding Systems Ltd.+	4.25	6/30/2021	1,735,786	1,734,177	1,742,521
Schenck Measuring and Process Technologies+	6.25	5/13/2022	500,000	549,813	532,829

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			5,856,891	5,818,364	5,853,091

Mining, Steel, Iron and Non-Precious Metals — 2.9%*:
Arch Coal, Inc.	5.00	3/7/2024	1,472,419	1,476,302	1,469,194
Boomerang Tube LLC¤ +	15.00	8/1/2017	32,825	32,884	32,825
Boomerang Tube LLC¤ +	15.98	2/2/2019	98,939	98,939	98,939
Boomerang Tube LLC¤ +	18.48	2/1/2021	83,015	83,014	4,151
Boomerang Tube LLC¤ +	20.00	2/1/2019	36,338	34,316	32,704
H.C. Starck GmbH+	8.00	5/30/2020	521,802	554,798	533,173
H.C. Starck GmbH+	8.19	5/30/2020	521,802	497,939	500,930
Murray Energy Corp.	8.40	4/16/2020	1,266,283	1,248,489	1,227,104
Peabody Energy Corp.~	4.25	9/24/2020	618,791	576,758	629,155
Peabody Energy Corp.	5.65	1/30/2022	316,437	314,855	316,042

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
Zekelman Industries, Inc.	4.91%		6/14/2021	596,896	$591,831	$605,104

Total Mining, Steel, Iron and Non-Precious Metals				5,565,547	5,510,125	5,449,321

Oil and Gas — 5.5%*:
Caelus Energy Alaska O3 LLC	8.75		4/15/2020	1,499,143	1,390,787	1,311,750
Fieldwood Energy LLC PIK	8.00		8/31/2020	555,855	503,108	523,548
Fieldwood Energy LLC PIK	8.38		9/30/2020	1,613,837	924,465	1,277,443
Floatel International, Ltd.	6.15		6/27/2020	399,240	397,054	330,040
Gulf Finance LLC	6.25		8/25/2023	1,492,500	1,451,433	1,486,276
Paragon Offshore Finance Co.~	5.75		7/18/2021	545,863	469,610	211,866
Seadrill Partners Finco LLC	4.15		2/21/2021	2,447,888	1,616,992	1,654,356
Southcross Holdings Borrower LP	9.00		4/12/2023	20,290	20,291	17,923
TPF II Power LLC	5.00		10/2/2021	488,207	485,839	489,793
UTEX Industries, Inc.	5.00		5/22/2021	990,580	852,198	925,202
UTEX Industries, Inc.	8.25		5/22/2022	1,000,000	566,200	855,830
Western Refining, Inc.	5.50		6/23/2023	1,113,750	1,093,839	1,113,750

Total Oil and Gas				12,167,153	9,771,816	10,197,777

Personal Transportation — 0.9%*:
Travelport Finance (Luxembourg) S.a.r.l.	4.29		9/2/2021	1,753,584	1,766,174	1,765,280

Printing and Publishing — 1.1%*:
Houghton Mifflin Harcourt Publishing Co.	4.00		5/31/2021	205,396	200,773	188,965
Springer Science+Business Media Deutschland GmbH+	4.50		8/14/2020	1,878,245	1,870,614	1,876,235

Total Printing and Publishing				2,083,641	2,071,387	2,065,200

Retail Stores — 2.3%*:
Academy, Ltd.	5.08		7/1/2022	1,506,643	1,473,951	1,108,889
Advantage Sales & Marketing, Inc.	4.25		7/23/2021	944,934	940,861	934,304
Maxeda DIY B.V.+	7.00		6/28/2019	583,334	652,396	610,631
Nature’s Bounty Co. (The)	4.65		5/5/2023	997,500	997,500	1,002,907
NPC International, Inc.	4.65		3/17/2024	220,384	219,942	222,105
The Talbots, Inc.	5.50		3/19/2020	567,428	560,930	506,146

Total Retail Stores				4,820,223	4,845,580	4,384,982

Telecommunications — 3.4%*:
Hargray Communications Group, Inc.	4.15		6/17/2023	256,141	255,501	256,541
Numericable Group SA+	3.90		6/21/2025	1,000,000	997,500	995,940
Numericable US LLC+	4.29		1/14/2025	1,496,250	1,491,887	1,496,250
UPC Financing Partnership+	3.00		6/17/2025	500,000	525,311	532,402
Virgin Media Bristol LLC+	3.66		1/31/2025	1,600,000	1,615,839	1,603,504
Ziggo Secured Finance Partnership	3.41		4/15/2025	1,502,234	1,499,989	1,499,725

Total Telecommunications				6,354,625	6,386,027	6,384,362

Utilities — 1.5%*:
Dynegy, Inc.	4.25		6/27/2023	1,500,000	1,500,000	1,502,895
Helix Gen Funding LLC	4.90		2/23/2024	257,546	256,258	261,087
Vistra Operations Co. LLC	4.19		12/14/2023	1,086,972	1,097,549	1,087,787

Total Utilities				2,844,518	2,853,807	2,851,769

Total Bank Loans				156,261,866	156,257,782	154,106,675

Corporate Bonds — 7.9%*:

Banking — 0.1%*:
Lock AS+	5.50	#	8/15/2020	100,000	110,856	106,725

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Broadcasting and Entertainment — 0.2%*:
Entertainment One Ltd.+	6.88%		12/15/2022	100,000	$150,227	$136,629
VTR Finance B.V.	6.88		1/15/2024	211,000	214,304	219,440

Total Broadcasting and Entertainment				311,000	364,531	356,069

Buildings and Real Estate — 0.1%*:
Paroc Group Oy+	6.25		5/15/2020	100,000	137,565	108,878

Cargo Transport — 0.2%*:
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	336,000	336,000	359,520
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	111,243

Total Cargo Transport				436,000	449,435	470,763

Chemicals, Plastics and Rubber — 0.2%*:
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	483,784	376,402

Containers, Packaging and Glass — 0.5%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.^	4.63		5/15/2023	500,000	502,779	503,750
BWAY Holding Co.^	5.50		4/15/2024	300,000	300,000	302,439
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	182,895

Total Containers, Packaging and Glass				978,000	980,779	989,084

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion, Inc.^	9.00		6/1/2020	460,000	465,366	270,250
Galapagos SA/Luxembourg+	4.42	#	6/15/2021	200,000	272,630	208,852

Total Diversified/Conglomerate Manufacturing				660,000	737,996	479,102

Diversified/Conglomerate Service — 0.4%*:
Carlson Travel, Inc.	4.75	#	6/15/2023	150,000	158,363	159,822
Sabre GLBL, Inc.^	5.38		4/15/2023	561,000	570,537	573,622

Total Diversified/Conglomerate Service				711,000	728,900	733,444

Electronics — 0.3%*:
First Data Corp.^	5.00		1/15/2024	179,000	178,000	182,132
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	271,000	271,000	297,084

Total Electronics				450,000	449,000	479,216

Finance — 0.8%*:
Arrow Global Finance PLC+	4.75	#	5/1/2023	100,000	111,326	111,214
Galaxy Bidco Ltd.+	5.36	#	11/15/2019	100,000	161,247	124,696
Garfunkelux Holdco 3 SA+	5.50	#	10/1/2021	100,000	111,975	109,347
Garfunkelux Holdco 3 SA+	8.50		11/1/2022	250,000	386,560	332,144
Jerrold Finco PLC+	6.13		1/15/2024	100,000	124,555	124,388
Marlin Intermediate Holdings PLC MTN+	10.50		8/1/2020	500,000	816,342	674,561

Total Finance				1,150,000	1,712,005	1,476,350

Grocery — 0.1%*:
Premier Foods Finance PLC+	5.34	#	3/16/2020	100,000	167,370	124,426
Premier Foods Finance PLC+	6.50		3/15/2021	100,000	146,310	126,580

Total Grocery				200,000	313,680	251,006

Healthcare, Education and Childcare — 0.9%*:
CHS/Community Health Systems, Inc.	5.13		8/1/2021	959,000	943,371	948,211
HCA, Inc.	5.25		6/15/2026	82,000	82,000	86,305
IDH Finance PLC+	6.25		8/15/2022	100,000	131,025	121,003

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE
	INTEREST
	RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare, Education and Childcare (continued):
Tenet Healthcare Corp.	4.63	#%	6/15/2020	489,000	$487,376	$491,445

Total Healthcare, Education and Childcare				1,630,000	1,643,772	1,646,964

Hotels, Motels, Inns and Gaming — 0.3%*:
TVL Finance PLC+	8.50		5/15/2023	350,000	496,463	479,972

Leisure, Amusement, Entertainment — 0.1%*:
Vue International Bidco PLC+	4.92	#	7/15/2020	100,000	134,763	107,542
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	63,630

Total Leisure, Amusement, Entertainment				163,000	197,763	171,172

Oil and Gas — 1.0%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,484,105	1,612,500
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	116,000	116,000	107,880
Kosmos Energy Ltd.^	7.88		8/1/2021	200,000	193,234	201,500

Total Oil and Gas				1,816,000	1,793,339	1,921,880

Retail Stores — 1.1%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	350,000	398,702	375,460
House of Fraser Funding PLC+	6.09	#	9/15/2020	300,000	464,848	330,841
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	85,614
Marcolin SpA+	4.13	#	2/15/2023	100,000	107,795	108,291
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	425,000	386,943	380,847
Travelex Financing PLC+	6.36	#	8/1/2018	516,505	832,702	643,894
Travelex Financing PLC+	8.00		8/1/2018	100,000	158,926	126,248

Total Retail Stores				1,859,505	2,462,473	2,051,195

Telecommunications — 1.4%*:
Hughes Satellite Systems Corp.^	5.25		8/1/2026	1,388,000	1,397,945	1,384,530
Numericable SFR Group SA+ ^	6.00		5/15/2022	646,000	645,400	669,418
Numericable SFR Group SA+ ^	7.38		5/1/2026	217,000	217,000	223,510
Ziggo Secured Finance B.V.+	4.25		1/15/2027	350,000	390,408	389,032

Total Telecommunications				2,601,000	2,650,753	2,666,490

Total Corporate Bonds				13,893,799	15,713,094	14,764,712

Total Fixed Income				170,155,665	171,970,876	168,871,387

Short-Term Investments — 10.4%*:
Bank Deposit — 10.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01		4/3/2017	19,599,647	19,599,647	19,599,647

Total Investments				190,028,508	191,882,346	188,765,765

Other assets and liabilities – (0.9%)*						(1,767,416)

Net Assets – 100.0%						$186,998,349

MTN	Medium Term Note
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	75.9%
United Kingdom	7.8%
Germany	6.5%
France	2.9%
Netherlands	2.8%
Spain	1.1%
Canada	1.0%
Other (Individually less than 1%)	2.0%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.
(1)	Non-income producing security.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

A summary of outstanding derivatives at March 31, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/17	Morgan Stanley & Co.	EUR	734,861	784,256	789,346	$(5,090)
4/13/17	Morgan Stanley & Co.	GBP	57,342	71,859	71,002	857

Net unrealized depreciation on forward foreign exchange contracts to buy						$(4,233)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/3/17	Morgan Stanley & Co.	EUR	100,000	106,680	107,248	$568
4/4/17	Morgan Stanley & Co.	EUR	436,209	465,347	466,534	1,187
4/13/17	Morgan Stanley & Co.	EUR	14,764,038	15,756,434	15,647,729	(108,705)
4/13/17	Morgan Stanley & Co.	GBP	6,081,286	7,620,822	7,419,991	(200,831)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(307,781)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	SHARES	COST	FAIR VALUE
Equities — 0.5%*:

Common Stocks — 0.4%*:

Retail Stores — 0.4%*:
Maxeda DIY B.V.+¤	18,859,871	$373,738	$402,394
Maxeda DIY B.V.+¤	10,446	—	100,606

Total Retail Stores	18,870,317	373,738	503,000

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤	2,007	—	—

Oil and Gas — 0.0%*:
Southcross Holdings LP¤	11	—	—
Southcross Energy Partners LP	11	2,750	4,400

Total Oil and Gas	22	2,750	4,400

Total Common Stocks	18,872,346	376,488	507,400

Preferred Stock — 0.1%*:
Chemicals, Plastics and Rubber — 0.1%*:
Pinnacle Operating Corp.¤	304,998	199,275	143,349

Total Equities	19,177,344	575,763	650,749

	EFFECTIVE
	INTEREST
	RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 91.2%*:

Asset-Backed Securities — 13.2%*:

CDO/CLO — 13.2%*:
AIMCO CLO 2015-AA E^	8.84	#%	1/15/2028	500,000	510,595	509,868
ALME Loan Funding III Designated Activity Co. 3A ERV^+	5.40	#	4/15/2030	500,000	521,673	522,359
Apidos CLO XV 2013-15A E^	6.53	#	10/20/2025	500,000	467,148	470,773
Apidos CLO XVI 2013-16A D^	5.52	#	1/19/2025	500,000	446,302	484,426
Atlas Senior Loan Fund VI Ltd. 2014-6A E^	6.22	#	10/15/2026	800,000	738,671	784,503
Atrium IX 9A E^	6.05	#	2/28/2024	500,000	430,405	497,756
Atrium IX 9A E^	7.60		5/28/2030	500,000	500,000	500,000
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	240,662	172,171
Cairn CLO B.V. 2013-3A E+^	4.90	#	10/20/2028	1,000,000	1,028,354	1,042,493
Carlyle Global Market Strategies CLO Ltd. 2013-3A D^	5.62	#	7/15/2025	500,000	463,145	492,616
Carlyle Global Market Strategies CLO Ltd. 2013-4A E^	5.52	#	10/15/2025	500,000	467,793	489,034
Carlyle Global Market Strategies CLO Ltd. 2013-4A F^	6.22	#	10/15/2025	500,000	460,816	466,404
Carlyle Global Market Strategies CLO Ltd. 2014-1A E^	5.47	#	4/17/2025	1,000,000	899,815	962,624
Carlyle Global Market Strategies CLO Ltd. 2014-5A D^	5.79	#	10/16/2025	500,000	458,230	484,439
Carlyle Global Market Strategies CLO Ltd. 2015-1A E1^	6.33	#	4/20/2027	500,000	445,818	494,377
Dryden 41 Senior Loan Fund 2015-41A E^	6.67	#	1/15/2028	500,000	467,601	500,175
Dryden 45 Senior Loan Fund 2016-45A E^	7.87	#	7/15/2027	500,000	480,298	500,699

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE
	INTEREST
	RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
Dryden XXXI Senior Loan Fund 2014-31A E^	5.27	#%	4/18/2026	1,000,000	$904,073	$939,119
Eaton Vance CLO Ltd. 2013-1A DR^	8.62	#	1/15/2028	500,000	487,537	511,255
Galaxy XXI CLO Ltd. 2015-21A E2^	7.53	#	1/20/2028	500,000	500,622	501,929
LCM XIII LP 13A ER^	8.32	#	7/19/2027	750,000	721,469	763,251
LCM XV LP 15A E1^	5.50	#	8/25/2024	500,000	471,916	481,500
LCM XVII LP 17A E^	5.77	#	10/15/2026	1,000,000	907,747	972,917
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		1/19/2025	500,000	403,025	386,746
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	500,000	456,809	271,423
OHA Credit Partners IX Ltd. 2013-9A E^	6.03	#	10/20/2025	500,000	471,989	494,924
Pinnacle Park CLO Ltd. 2014-1A E^	5.97	#	4/15/2026	500,000	473,399	477,574
Seneca Park CLO Ltd. 2014-1A E^	5.72	#	7/17/2026	1,020,000	937,948	970,847
Tryon Park CLO Ltd. 2013-1A D^	5.42	#	7/15/2025	500,000	468,436	481,169
Voya CLO Ltd. 2013-2A E^	6.54	#	4/25/2025	500,000	470,570	466,088
Voya CLO Ltd. 2013-3A D^	5.52	#	1/18/2026	750,000	684,742	721,664

Total CDO/CLO				18,570,000	17,387,608	17,815,123

Total Asset-Backed Securities				18,570,000	17,387,608	17,815,123

Bank Loans — 21.2%*§:

Automobile — 0.1%*:
Tectum Holdings, Inc.	5.82		8/24/2023	120,810	119,702	122,245

Beverage, Food and Tobacco — 0.3%*:
Deoleo S.A.+	4.50		6/11/2021	500,000	555,986	392,662

Broadcasting and Entertainment — 1.2%*:
All3Media International+	5.25		6/30/2021	500,000	834,921	626,714
AP NMT Acquisition B.V.+	6.75		8/13/2021	497,449	455,811	440,451
AP NMT Acquisition B.V.+	7.00		8/13/2021	396,174	484,828	391,786
AP NMT Acquisition B.V.+	10.00		8/13/2022	300,000	284,021	208,800

Total Broadcasting and Entertainment				1,693,623	2,059,581	1,667,751

Chemicals, Plastics and Rubber — 0.5%*:
INEOS Styrolution Group GmbH+	4.75		9/30/2021	348,008	395,861	373,482
Methanol Holdings (Trinidad) Ltd.	4.48		6/30/2022	346,321	338,590	345,023

Total Chemicals, Plastics and Rubber				694,329	734,451	718,505

Containers, Packaging and Glass — 1.1%*:
BWAY Holding Co.	4.40		4/3/2024	149,563	148,784	149,096
Consolidated Container Co. LLC	5.00		7/3/2019	719,897	714,771	718,097
Consolidated Container Co. LLC	7.75		1/3/2020	94,140	93,198	92,728
ProAmpac Intermediate, Inc.	9.56		11/18/2024	500,000	492,832	506,875

Total Containers, Packaging and Glass				1,463,600	1,449,585	1,466,796

Diversified/Conglomerate Manufacturing — 0.3%*:
Triple Point Technology, Inc.	5.40		7/10/2020	333,504	317,377	310,159
Triple Point Technology, Inc.††	9.40		7/10/2021	50,845	48,359	40,009

Total Diversified/Conglomerate Manufacturing				384,349	365,736	350,168

Diversified/Conglomerate Service — 4.3%*:
Aquilex Holdings LLC	4.98		12/31/2020	91,735	91,611	88,525
Atrium Innovations, Inc.	4.65		2/13/2021	952,015	944,540	959,155
MH Sub I LLC	8.50		7/8/2022	650,000	647,106	654,875
PowerTeam Services LLC	8.40		11/6/2020	300,000	299,204	298,500

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE
	INTEREST
	RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
Quest Software US Holdings, Inc.	7.00%	10/31/2022	1,003,376	$995,347	$1,016,671
RP Crown Parent LLC	4.50	10/12/2023	741,440	737,967	745,614
Triangle FM Services Holding GmbH+	5.25	8/31/2023	500,000	553,059	537,470
VF Holding Corp.	4.25	6/30/2023	1,493,249	1,500,191	1,499,386

Total Diversified/Conglomerate Service			5,731,815	5,769,025	5,800,196

Ecological — 0.1%*:
Emerald 3 Ltd.+	8.15	5/31/2022	196,488	195,191	177,494

Finance — 0.5%*:
Moneygram International, Inc.	4.25	3/27/2020	614,390	592,478	613,622

Healthcare, Education and Childcare — 3.2%*:
Arbor Pharmaceuticals, Inc.	6.15	7/5/2023	122,635	116,013	124,782
Concentra, Inc.	4.06	6/1/2022	959,218	950,426	963,419
Immucor, Inc.	5.00	8/17/2018	155,843	151,065	153,784
Jaguar Holding Co. II	4.33	8/18/2022	104,774	104,531	105,036
MModal, Inc.	9.00	1/31/2020	750,000	727,620	714,375
Ortho-Clinical Diagnostics, Inc.	4.75	6/30/2021	1,247,680	1,228,800	1,239,881
Rodenstock GmbH+	4.13	5/30/2019	500,000	539,025	506,730
Tecomet, Inc.	5.75	12/5/2021	572,180	548,120	572,180

Total Healthcare, Education and Childcare			4,412,330	4,365,600	4,380,187

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.9%*:
Keter Group B.V.+	5.25	10/31/2023	500,000	518,492	532,119
Serta Simmons Bedding LLC	4.54	11/8/2023	236,156	235,030	236,747
Serta Simmons Bedding LLC	9.04	11/8/2024	500,000	492,821	501,665

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,236,156	1,246,343	1,270,531

Leisure, Amusement, Entertainment — 0.1%*:
Delta 2 (LUX) S.a.r.l.+	4.57	7/30/2024	106,114	105,583	106,007
Delta 2 (LUX) S.a.r.l.+	8.07	7/29/2022	87,500	87,248	88,047

Total Leisure, Amusement, Entertainment			193,614	192,831	194,054

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Alison Bidco S.a.r.l.+	5.40	8/29/2021	144,913	143,995	143,706
Gardner Denver, Inc.	4.56	7/30/2020	858,264	825,695	855,852

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,003,177	969,690	999,558

Mining, Steel, Iron and Non-Precious Metals — 0.6%*:
Arch Coal, Inc.	5.00	3/7/2024	208,630	207,594	208,173
Boomerang Tube LLC¤††	15.00	8/1/2017	32,825	32,884	32,825
Boomerang Tube LLC¤††	15.98	2/1/2019	98,939	98,939	98,939
Boomerang Tube LLC¤††	18.48	2/1/2021	83,014	83,015	4,151
Boomerang Tube LLC¤††	18.98	8/1/2017	9,288	9,288	9,288
Boomerang Tube LLC¤††	18.98	8/17/2017	9,289	9,289	9,289
Boomerang Tube LLC¤††	20.00	2/1/2019	36,338	34,316	32,704
Boomerang Tube LLC¤††	22.00	2/6/2018	9,289	9,108	9,289
Murray Energy Corp.	8.40	4/16/2020	204,533	200,934	198,205
Zekelman Industries, Inc.	4.91	6/14/2021	178,846	177,328	181,305

Total Mining, Steel, Iron and Non-Precious Metals			870,991	862,695	784,168

Oil and Gas — 4.5%*:
Caelus Energy Alaska O3 LLC	8.75	4/15/2020	682,707	626,785	597,368
Fieldwood Energy LLC PIK	8.00	9/30/2020	649,368	587,748	611,627

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Oil and Gas (continued):
Fieldwood Energy LLC PIK	8.38%	9/30/2020	1,885,340	$968,415	$1,473,936
Floatel International, Ltd.	6.15	6/27/2020	199,620	198,527	165,020
Gulf Finance LLC	6.25	8/25/2023	991,955	969,588	987,818
Jonah Energy LLC	7.50	5/12/2021	173,566	172,033	165,322
Paragon Offshore Finance Co.~	5.75	7/18/2021	479,874	403,824	186,253
Seadrill Partners Finco LLC	4.15	2/21/2021	251,809	173,592	170,180
Southcross Holdings Borrower LP	9.00	4/13/2023	10,145	10,145	8,962
Summit Midstream Holdings LLC	7.02	5/13/2022	115,335	114,186	117,353
UTEX Industries, Inc.	5.00	5/22/2021	1,268,000	1,090,824	1,184,312
Western Refining, Inc.	5.50	6/23/2023	371,250	364,613	371,250

Total Oil and Gas			7,078,969	5,680,280	6,039,401

Printing and Publishing — 0.7%*:
Springer Science+Business Media Deutschland GmbH+	4.50	8/14/2020	447,716	437,934	447,237
Springer Science+Business Media Deutschland GmbH+	9.00	8/14/2021	446,875	517,174	481,493

Total Printing and Publishing			894,591	955,108	928,730

Retail Stores — 1.1%*:
Academy, Ltd.	5.08	7/2/2022	493,352	474,612	363,108
Container Store, Inc. (The)	4.40	4/6/2019	494,346	461,236	452,327
Maxeda DIY B.V.+	7.00	6/28/2019	583,334	639,361	610,631

Total Retail Stores			1,571,032	1,575,209	1,426,066

Telecommunications — 0.5%*:
Altice US Finance I Corp.+	3.90	6/21/2025	174,446	173,958	174,446
Numericable Group SA+	3.90	6/21/2025	500,000	498,720	497,970

Total Telecommunications			674,446	672,678	672,416

Utilities — 0.5%*:
EFS Cogen Holdings I LLC	4.65	6/28/2023	742,027	735,385	747,993

Total Bank Loans			30,076,737	29,097,554	28,752,543

Corporate Bonds — 56.8%*:

Aerospace and Defense — 1.1%*:
TransDigm Group, Inc.	6.38	6/15/2026	743,000	734,920	743,439
TransDigm, Inc.	5.50	10/15/2020	500,000	507,954	502,500
TransDigm, Inc.^	6.50	5/15/2025	203,000	206,020	204,776

Total Aerospace and Defense			1,446,000	1,448,894	1,450,715

Automobile — 1.8%*:
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	1,000,000	796,039	1,017,500
International Automotive Components Group SA^	9.13	6/1/2018	940,000	950,192	932,950
JB Poindexter & Co., Inc.^	9.00	4/1/2022	500,000	519,149	523,750

Total Automobile			2,440,000	2,265,380	2,474,200

Beverage, Food and Tobacco — 0.8%*:
Boparan Finance PLC+	5.50	7/15/2021	700,000	927,018	863,663
US Foods, Inc.^	5.88	6/15/2024	154,000	154,000	159,775

Total Beverage, Food and Tobacco			854,000	1,081,018	1,023,438

Broadcasting and Entertainment — 2.8%*:
Arqiva Broadcast Finance PLC+	9.50	3/31/2020	600,000	787,204	808,873
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	1,000,000	1,005,680	1,007,500
DISH DBS Corp.	7.75	7/1/2026	750,000	755,322	871,875

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Broadcasting and Entertainment (continued):
Entertainment One Ltd.+	6.88%	12/15/2022	200,000	$302,486	$273,258
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	3.50	1/15/2027	300,000	326,959	324,280
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	200,000	246,431	241,374
VTR Finance B.V.+^	6.88	1/15/2024	250,000	243,912	260,000

Total Broadcasting and Entertainment			3,300,000	3,667,994	3,787,160

Buildings and Real Estate — 1.3%*:
Cemex SAB de CV+	4.38	3/5/2023	100,000	111,980	111,961
GEO Group, Inc. (The)	5.88	1/15/2022	500,000	476,101	516,250
Keystone Financing PLC+	9.50	10/15/2019	500,000	760,974	658,086
Paroc Group Oy+	6.25	5/15/2020	100,000	137,565	108,877
William Lyon Homes, Inc.	7.00	8/15/2022	295,000	299,804	308,275

Total Buildings and Real Estate			1,495,000	1,786,424	1,703,449

Cargo Transport — 2.1%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	580,000	580,000	620,600
Kenan Advantage Group, Inc.^	7.88	7/31/2023	1,367,000	1,367,000	1,397,757
WFS Global Holding SAS+	9.50	7/15/2022	700,000	781,068	778,699

Total Cargo Transport			2,647,000	2,728,068	2,797,056

Chemicals, Plastics and Rubber — 3.0%*:
A Schulman, Inc.	6.88	6/1/2023	500,000	513,161	518,750
Alpha 3 BV/Alpha US Bidco, Inc.^	6.25	2/1/2025	208,000	208,000	210,600
Consolidated Energy Finance SA+^	6.75	10/15/2019	1,700,000	1,700,545	1,712,750
LSB Industries, Inc.	8.50	8/1/2019	738,000	689,669	715,860
Monitchem HoldCo 2 SA+	6.88	6/15/2022	200,000	200,679	207,135
Pinnacle Operating Corp.^	9.00	5/15/2023	453,953	568,567	451,683
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	6.38	5/1/2022	200,000	220,153	227,446

Total Chemicals, Plastics and Rubber			3,999,953	4,100,774	4,044,224

Containers, Packaging and Glass — 3.8%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.^+	6.00	2/15/2025	313,000	313,000	316,521
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+	6.75	5/15/2024	300,000	342,964	349,644
Bormioli Rocco Holdings SA+	10.00	8/1/2018	100,000	109,867	110,030
Coveris Holdings SA^	7.88	11/1/2019	1,400,000	1,399,547	1,379,000
Horizon Holdings I SASU+	7.25	8/1/2023	500,000	573,322	564,737
Iron Mountain Europe PLC+	6.13	9/15/2022	300,000	432,075	398,610
SIG Combibloc Holdings SCA+	7.75	2/15/2023	700,000	817,176	796,233
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.^	6.38	5/1/2022	1,200,000	1,191,822	1,230,744

Total Containers, Packaging and Glass			4,813,000	5,179,773	5,145,519

Diversified/Conglomerate Manufacturing — 2.6%*:
Appvion, Inc.^	9.00	6/1/2020	500,000	508,917	293,750
CTP Transportation Products LLC/CTP Finance, Inc.^	8.25	12/15/2019	648,000	659,235	570,240
EnPro Industries, Inc.	5.88	9/15/2022	400,000	403,400	414,000
Griffon Corp.	5.25	3/1/2022	800,000	791,388	800,000
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	500,000	513,403	496,875

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Manufacturing (continued):
West Corp.^	5.38%	7/15/2022	1,000,000	$967,718	$982,500

Total Diversified/Conglomerate
Manufacturing			3,848,000	3,844,061	3,557,365

Diversified/Conglomerate Service — 2.9%*:
Carlson Travel, Inc.^	6.75	12/15/2023	738,000	759,916	767,520
Carlson Travel, Inc.^	9.50	12/15/2024	277,000	277,000	290,158
Loxam SAS+	6.00	4/15/2025	250,000	269,300	270,807
Nuance Communications, Inc.^	5.63	12/15/2026	1,000,000	990,815	1,022,500
ServiceMaster Co. LLC (The)^	5.13	11/15/2024	627,000	627,000	642,675
Zachry Holdings, Inc.^	7.50	2/1/2020	871,000	868,585	897,130

Total Diversified/Conglomerate Service			3,763,000	3,792,616	3,890,790

Electronics — 1.3%*:
CDW LLC/CDW Finance Corp.	5.00	9/1/2025	306,000	306,000	312,120
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	857,000	891,832	939,486
WESCO Distribution, Inc.	5.38	6/15/2024	443,000	443,000	454,075

Total Electronics			1,606,000	1,640,832	1,705,681

Finance — 3.9%*:
Arrow Global Finance PLC+	5.13	9/15/2024	400,000	509,549	518,801
Galaxy Finco Ltd.+	7.88	11/15/2021	700,000	1,009,399	893,620
Garfunkelux Holdco 3 SA+	8.50	11/1/2022	750,000	1,135,497	996,432
Icahn Enterprises LP/Icahn Enterprises Finance Corp.^	6.75	2/1/2024	1,250,000	1,250,000	1,289,062
Jerrold Finco PLC+	6.13	1/15/2024	450,000	560,196	559,746
Marlin Intermediate Holdings PLC MTN+	10.50	8/1/2020	200,000	303,056	269,825
National Financial Partners Corp.^	9.00	7/15/2021	779,000	779,065	823,286

Total Finance			4,529,000	5,546,762	5,350,772

Grocery — 0.9%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	270,000	260,973	266,625
Post Holdings, Inc.^	5.50	3/1/2025	201,000	201,000	202,005
Post Holdings, Inc.^	5.75	3/1/2027	249,000	249,000	248,378
Premier Foods Finance PLC+	6.50	3/15/2021	400,000	587,662	506,322

Total Grocery			1,120,000	1,298,635	1,223,330

Healthcare, Education and Childcare — 4.4%*:
Alere, Inc.	6.50	6/15/2020	1,000,000	1,010,144	1,007,500
Capsugel SA PIK^	7.00	5/15/2019	500,000	503,524	498,750
CHS/Community Health Systems, Inc.	6.25	3/31/2023	164,000	164,000	166,870
Cognita Financing PLC+	7.75	8/15/2021	600,000	884,050	793,161
Halyard Health, Inc.	6.25	10/15/2022	288,000	289,637	296,640
IDH Finance PLC+	6.25	8/15/2022	400,000	500,067	484,010
Kinetic Concepts, Inc./KCI USA, Inc.^	7.88	2/15/2021	199,000	207,914	210,940
Quintiles IMS, Inc.^	5.00	10/15/2026	533,000	533,000	534,999
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	150,000	154,526	160,050
Tenet Healthcare Corp.	6.75	6/15/2023	294,000	292,795	288,855
Valeant Pharmaceuticals International^	6.38	10/15/2020	500,000	462,089	452,500
Valeant Pharmaceuticals International, Inc.	4.50	5/15/2023	100,000	89,961	78,410
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	1,325,000	1,108,118	1,020,250

Total Healthcare, Education and Childcare			6,053,000	6,199,825	5,992,935

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.3%*:
LSF9 Balta Issuer SA+	7.75%	9/15/2022	400,000	$477,699	$465,155

Hotels, Motels, Inns and Gaming — 1.6%*:
MGM Resorts International	4.63	9/1/2026	1,000,000	1,000,000	970,000
Thomas Cook Group PLC+	6.25	6/15/2022	300,000	319,905	343,268
TVL Finance PLC+	8.50	5/15/2023	600,000	857,057	822,810

Total Hotels, Motels, Inns and Gaming			1,900,000	2,176,962	2,136,078

Leisure, Amusement, Entertainment — 3.2%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	500,000	640,245	664,037
CPUK Finance Ltd.+	7.00	8/28/2020	350,000	526,615	461,312
Interval Acquisition Corp.	5.63	4/15/2023	459,000	459,000	465,885
Moto Finance plc+	4.50	10/1/2022	350,000	425,390	438,524
NCL Corp. Ltd.^	4.75	12/15/2021	653,000	653,000	662,795
Perform Group Financing PLC+	8.50	11/15/2020	400,000	552,996	529,977
WMG Acquisition Corp.	4.13	11/1/2024	150,000	165,757	165,925
WMG Acquisition Corp.^	6.75	4/15/2022	950,000	904,171	998,687

Total Leisure, Amusement, Entertainment			3,812,000	4,327,174	4,387,142

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.6%*:
Apex Tool Group LLC^	7.00	2/1/2021	750,000	669,989	678,750
Gardner Denver, Inc.^	6.88	8/15/2021	1,000,000	1,000,000	1,032,500
Xerium Technologies, Inc.	9.50	8/15/2021	500,000	495,834	508,125

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			2,250,000	2,165,823	2,219,375

Mining, Steel, Iron and Non-Precious Metals — 3.0%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	1,000,000	1,002,584	985,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC+^	6.50	5/15/2021	166,000	166,000	174,300
Constellium NV+	7.00	1/15/2023	600,000	648,033	654,494
Peabody Securities Finance Corp.^	6.38	3/31/2025	700,000	714,751	696,500
SunCoke Energy Partners LP/SunCoke
Energy Partners Finance Corp.^	7.38	2/1/2020	550,000	546,275	555,500
TMS International Corp.^	7.63	10/15/2021	1,000,000	961,888	1,007,500

Total Mining, Steel, Iron and Non-Precious Metals			4,016,000	4,039,531	4,073,294

Oil and Gas — 6.4%*:
Citgo Holding, Inc.^	10.75	2/15/2020	350,000	342,118	376,250
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	1,000,000	1,000,376	930,000
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	110,000	90,141	103,697
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	1,000,000	1,010,817	945,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.^	8.63	6/15/2020	284,000	273,128	271,930
Genesis Energy LP/Genesis Energy
Finance Corp.	6.75	8/1/2022	500,000	482,476	515,500
Globe Luxembourg S.C.A.+^	9.63	5/1/2018	650,000	634,188	684,450
Jupiter Resources, Inc.+^	8.50	10/1/2022	1,450,000	1,216,992	1,185,375
Kosmos Energy Ltd.^	7.88	8/1/2021	1,325,000	1,280,646	1,334,937
Sunoco LP/Sunoco Finance Corp.	5.50	8/1/2020	302,000	302,000	305,020
Sunoco LP/Sunoco Finance Corp.	6.25	4/15/2021	1,000,000	1,004,643	1,020,000
Welltec A/S^+	8.00	2/1/2019	1,000,000	1,018,421	1,005,000

Total Oil and Gas			8,971,000	8,655,946	8,677,159

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
Wolverine World Wide, Inc.^	5.00%		9/1/2026	283,000	$283,000	$266,020

Personal Transportation — 0.8%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	850,000	1,153,700	1,091,696

Personal, Food and Miscellaneous — 0.2%*:
Wagamama Finance PLC+	7.88		2/1/2020	200,000	295,853	261,230

Retail Stores — 2.4%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	300,000	375,877	321,822
House of Fraser Funding PLC+	6.09	#	9/15/2020	150,000	232,424	165,420
HSS Financing PLC+	6.75		8/1/2019	204,000	307,967	256,843
KCA Deutag UK Finance plc^+	9.88		4/1/2022	200,000	197,132	205,250
Levi Strauss & Co.	3.38		3/15/2027	100,000	105,820	106,936
Penske Automotive Group, Inc.	5.50		5/15/2026	1,045,000	1,042,457	1,024,100
Takko Luxembourg 2 S.C.A.+	6.67	#	4/15/2019	100,000	71,039	84,944
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	525,000	521,008	470,459
Travelex Financing PLC+	8.00		8/1/2018	500,000	644,766	631,243

Total Retail Stores				3,124,000	3,498,490	3,267,017

Telecommunications — 3.8%*:
Altice Financing SA+^	7.50		5/15/2026	825,000	826,989	876,563
Altice Luxembourg SA+	6.25		2/15/2025	250,000	284,219	284,035
LGE HoldCo VI B.V.+	7.13		5/15/2024	250,000	307,864	299,704
Numericable SFR Group SA+^	6.00		5/15/2022	315,000	315,000	326,419
Numericable SFR Group SA+^	7.38		5/1/2026	397,000	397,000	408,910
Telenet Finance VI Luxembourg S.C.A.+	4.88		7/15/2027	100,000	114,175	114,321
UPCB Finance IV Ltd.+	4.00		1/15/2027	250,000	278,989	271,394
Virgin Media Finance PLC+	6.38		10/15/2024	250,000	374,959	334,368
Virgin Media Secured Finance plc+	6.25		3/28/2029	250,000	332,966	338,518
Wind Acquisition Finance SA+^	7.38		4/23/2021	1,200,000	1,170,048	1,248,000
Zayo Group LLC/Zayo Capital, Inc.^	5.75		1/15/2027	186,000	186,000	196,193
Ziggo Secured Finance B.V.+	4.25		1/15/2027	400,000	446,180	444,608

Total Telecommunications				4,673,000	5,034,389	5,143,033

Utilities — 0.6%*:
NRG Energy, Inc.	7.25		5/15/2026	789,000	800,052	812,670

Total Corporate Bonds				73,181,953	77,489,675	76,946,503

Total Fixed Income				121,828,690	123,974,837	123,514,169

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Options — 0.1%*:
Put Options Purchased — 0.1%*:
OTC-BCM Swaption with Citibank N.A	$100.00	6/21/2017	10,000,000	57,000	12,372
OTC-BCM Swaption with Goldman Sachs International	100.00	6/21/2017	10,000,000	75,750	12,372
OTC-BCM Swaption with Goldman Sachs International	425.00	6/21/2017	9,300,000	61,384	10,838
OTC-BCM Swaption with Goldman Sachs International	425.00	6/21/2017	4,700,000	28,064	5,478
S&P 500 Index	2,100.00	12/15/2017	22	105,446	85,580

Total Put Options			34,000,022	327,644	126,640

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 7.0%*:
Bank Deposit — 7.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/3/2017	9,511,744	$9,511,744	$9,511,744

Total Investments			184,517,800	134,389,988	133,803,302

Other assets and liabilities – 1.2%*					1,574,874

Net Assets – 100.0%					$135,378,176

MTN – Medium Term Note

OTC – Over the Counter

PIK – Payment-in-kind

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.2%
United Kingdom	12.8%
Netherlands	3.6%
Germany	3.1%
France	3.0%
Trinidad And Tobago	1.4%
Italy	1.1%
Ireland	1.0%
Canada	1.0%
Other (Individually less than 1%)	3.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.

A summary of outstanding derivatives at March 31, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/4/17	Goldman Sachs & Co.	EUR	150,000	160,020	160,881	$(861)
4/13/17	JPMorgan Chase Bank N.A.	EUR	1,088,725	1,161,906	1,164,713	(2,807)
4/13/17	JPMorgan Chase Bank N.A.	GBP	81,248	101,817	101,018	$799
4/13/17	Goldman Sachs & Co.	GBP	211,643	265,222	262,579	2,643

Net unrealized depreciation on forward foreign exchange contracts to buy						$(226)

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/17	JPMorgan Chase Bank N.A.	EUR	13,526,779	14,436,010	14,330,459	$(105,551)
4/13/17	Citibank N.A.	EUR	482,887	515,345	514,513	(832)
4/13/17	Goldman Sachs & Co.	EUR	150,000	160,083	160,942	859
4/4/17	JPMorgan Chase Bank N.A.	GBP	28,500	35,707	35,745	38
4/13/17	Morgan Stanley & Co.	GBP	11,425,254	14,317,667	13,941,382	(376,285)
4/13/17	Goldman Sachs & Co.	GBP	433,137	542,790	527,269	(15,521)
4/13/17	Citibank N.A.	GBP	350,000	438,606	436,005	(2,601)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(499,893)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.3%*:

Asset-Backed Securities — 30.2%*:

CDO/CLO — 4.0%*:
AIMCO CLO Series 2014-A A^	2.57	#%	7/20/2026	450,000	$448,944	$450,158
ALM Loan Funding VII 2012-7A A1R^	2.50	#	10/15/2028	390,000	390,000	392,898
ALM XIV Ltd. 2014-14A A1^	2.47	#	7/28/2026	500,000	498,881	500,452
Apidos CLO XXV 2016-25A A1^	2.20	#	10/20/2028	470,000	470,000	471,279
BlueMountain CLO Ltd. 2013-3A A^	2.44	#	10/29/2025	500,000	497,148	500,140
BlueMountain CLO Ltd. 2015-2A A1^	2.45	#	7/18/2027	500,000	492,980	501,019
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R^	2.22	#	10/15/2026	250,000	250,000	250,144
Galaxy XX CLO Ltd. 2015-20A A^	2.48	#	7/20/2027	250,000	247,087	250,072
LCM XIV LP 2014-A^	2.17	#	7/15/2025	700,000	699,176	699,187
LCM XVI LP 16A A^	2.52	#	7/15/2026	250,000	250,000	251,384
LCM XXIII Ltd. 23A A1^	2.51	#	10/20/2029	610,000	610,000	614,875
Madison Park Funding XIV Ltd. 2014-14A A2^	2.48	#	7/20/2026	250,000	249,859	250,052
Madison Park Funding XXII Ltd. 2016-22A A^	2.38	#	10/25/2029	350,000	350,000	353,873
Magnetite XVIII Ltd. 2016-8A A^	2.25	#	11/15/2028	380,000	380,000	380,850
OHA Loan Funding Ltd. 2015-1A AR^	2.45	#	8/15/2029	840,000	840,000	845,549
Race Point VIII CLO Ltd. 2013-8A AR^	2.39	#	2/20/2030	1,320,000	1,320,000	1,323,411
Seneca Park CLO Ltd. 2014-1A A^	2.50	#	7/17/2026	360,000	358,572	359,998
Seneca Park CLO Ltd. 2014-1A AR^	2.27		7/17/2026	360,000	360,000	360,000
Symphony CLO XV Ltd. 2014-15A AR^	2.20	#	10/17/2026	1,100,000	1,100,000	1,100,000
TCI-Symphony CLO Ltd. 2016-1A A^	2.40	#	10/13/2029	320,000	320,000	322,449
Treman Park CLO Ltd.^	2.53	#	4/20/2027	970,000	970,000	970,064
Voya CLO Ltd. 2014-2A A1^	2.47	#	7/17/2026	535,000	535,000	535,024

Total CDO/CLO				11,655,000	11,637,647	11,682,878

Other Asset-Backed Securities — 26.2%*:
321 Henderson Receivables II LLC 2006-3A A1^	0.97	#	9/15/2041	179,601	174,377	169,180
Access Group, Inc. 2002-A A2	2.05	#	9/25/2037	800,000	736,123	784,800
Access Group, Inc. 2004-A A3	1.94		7/1/2039	1,400,000	1,373,320	1,372,155
Access Group, Inc. 2005-1 A3	1.31	#	6/22/2022	75,400	74,498	75,344
Access Group, Inc. 2015-1 A^	1.68	#	7/25/2056	164,445	160,840	163,336
Access Group, Inc. 2015-1 B^	2.48	#	7/25/2058	100,000	86,367	85,318
Accredited Mortgage Loan Trust 2004-04 A2D	1.68	#	1/25/2035	604,103	592,023	596,233
Alterna Funding I LLC Series 2014-1A^	1.64		2/15/2021	188,982	187,088	185,202
American Credit Acceptance Receivables Trust 2015-3 A^	1.95		9/12/2019	19,692	19,691	19,694
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	33,725	33,725	33,761
American Credit Acceptance Receivables Trust 2016-2^	2.22		7/13/2020	209,933	209,929	210,262
American Credit Acceptance Receivables Trust 2017-1 B^	2.39		2/16/2021	580,000	579,945	579,824
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	310,000	309,663	312,051
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	79,000	79,000	79,395
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W10	1.88	#	10/25/2034	341,945	310,091	328,601
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,965	199,253

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1	1.73	#%	3/25/2035	483,197	$480,306	$489,886
AVANT Loans Funding Trust 2016-A A^	4.11		5/15/2019	97,408	97,835	97,443
AVANT Loans Funding Trust 2016-C A^	2.96		9/16/2019	50,505	50,504	50,587
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A A^	2.10		3/20/2019	240,000	239,094	240,608
BCC Funding XIII LLC 2016-1 A1^	1.10		9/20/2017	240,725	240,725	240,521
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1^	2.49		12/16/2041	372,083	372,083	367,532
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	244,872	243,968	246,618
Capital Automotive REIT 2010-1A A^	5.73		12/15/2038	90,230	93,837	91,601
Capital Automotive REIT 2017-1A A1	3.87		4/15/2047	310,000	309,910	309,910
CarFinance Capital Auto Trust 2013-2A^	4.04		8/15/2019	650,000	652,374	656,731
CarFinance Capital Auto Trust 2014-2^	1.44		11/16/2020	93,391	92,722	93,332
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	136,770	135,464	135,830
Centex Home Equity Loan Trust 2006-A AV4	1.23	#	6/25/2036	207,609	202,677	206,997
Chesapeake Funding II LLC^	1.88		6/15/2028	290,000	289,986	289,293
Citi Held For Asset Issuance 2015-PM2 A^	2.35		3/15/2022	7,437	7,436	7,439
Citi Held For Asset Issuance 2015-PM3 A^	2.56		5/16/2022	16,915	16,915	16,901
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates 2005-OPT3 M2	1.66	#	5/25/2035	372,491	371,576	373,193
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	451,636	455,910	447,961
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	58,400	58,125	56,149
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	181,336	176,233	177,020
College Loan Corp. Trust I 2005-2 B	1.51	#	1/15/2037	217,010	190,728	194,605
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	99,685	99,392	99,462
CPS Auto Receivables Trust 2014-D A^	1.49		4/15/2019	61,890	61,687	61,902
CPS Auto Receivables Trust 2015-B A^	1.65		11/15/2019	102,135	101,469	102,118
CPS Auto Receivables Trust 2015-C A^	1.77		6/17/2019	30,054	30,053	30,103
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	100,000	99,988	100,188
CPS Auto Receivables Trust 2016-A A^	2.25		10/15/2019	74,681	74,679	74,923
CPS Auto Receivables Trust 2016-B A^	2.07		11/15/2019	150,762	150,758	150,990
CPS Auto Receivables Trust 2016-C A^	1.62		1/15/2020	121,912	121,912	121,725
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	180,000	179,985	179,531
CPS Auto Trust 2017-A B^	2.68		5/17/2021	1,200,000	1,199,983	1,197,008
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	94,854	90,331	88,396
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	999,600	996,603	1,004,850
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	1,176,000	1,184,771	1,194,226
Diamond Resorts Owner Trust 2013-1^	1.95		1/20/2025	394,824	392,478	391,702
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	573,910	569,590	572,356
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	36,443	36,440	36,378
Diamond Resorts Owner Trust 2015-2^	2.99		5/22/2028	145,297	146,910	144,597
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	52,835	52,833	52,748
Diamond Resorts Owner Trust 2016-1^	3.08		11/20/2028	1,170,579	1,170,579	1,159,580
Domino’s Pizza Master Issuer LLC 2012-1A A2^	5.22		1/25/2042	231,175	236,698	234,188
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	335,750	329,969	335,896

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
DRB Prime Student Loan Trust 2015-A A2^	3.06%		7/25/2031	89,697	$88,577	$86,848
DRB Prime Student Loan Trust 2015-B A2^	3.17		7/25/2031	248,423	247,471	251,129
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	48,098	48,094	47,524
DRB Prime Student Loan Trust 2015-D A1^	2.68	#	1/25/2040	294,441	290,774	292,985
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	954,137	953,138	961,770
DRB Prime Student Loan Trust 2016-A A1^	2.98	#	4/25/2040	257,287	256,765	256,583
DRB Prime Student Loan Trust 2016-B^	2.89		6/25/2040	258,552	258,475	257,764
DRB Prime Student Loan Trust 2016-R A1^	2.48	#	10/25/2044	1,385,970	1,386,089	1,390,128
Drive Auto Receivables Trust 2015-AA C^	3.06		5/17/2021	500,000	505,458	503,096
Drive Auto Receivables Trust 2016-BA^	2.56		6/15/2020	130,000	129,996	130,700
Drug Royalty Corp Inc. 2012-1 Class A1^	6.13	#	7/15/2024	51,333	52,460	52,005
DT Auto Owner Trust 2015-3A A^	1.66		3/15/2019	4,455	4,455	4,455
DT Auto Owner Trust 2016-1A A^	2.00		9/16/2019	53,483	53,481	53,517
DT Auto Owner Trust 2016-1A B^	2.79		5/15/2020	230,000	229,992	230,710
DT Auto Owner Trust 2016-2A B^	2.92		5/15/2020	460,000	459,993	462,667
Earnest Student Loan Program LLC 2016-B A1^	3.03	#	2/26/2035	356,402	356,401	357,670
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	485,402	482,601	470,027
Earnest Student Loan Program LLC 2016-D A2^	2.72		1/25/2041	566,209	566,033	555,135
ECMC Group Student Loan Trust 2016-1A A^	2.33	#	7/26/2066	581,398	581,398	581,020
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02		2/25/2027	38,757	38,437	38,826
Elara HGV Timeshare Issuer LLC 2016-A^	2.73		4/25/2028	285,874	285,869	282,778
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	455,457	451,437	445,181
Element Rail Leasing II LLC 2015-1A A1+^	3.97		3/19/2046	145,783	145,783	146,293
Element Rail Leasing II LLC 2016-1A A2^	5.05		3/19/2046	800,000	813,348	820,608
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	159,174	159,140	160,154
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	502,246	502,190	502,051
Enterprise Fleet Financing LLC 2017-1 A3^	2.60		7/20/2022	240,000	239,942	239,567
Exeter Automobile Receivables Trust 2015-2A C^	3.90		3/15/2021	800,000	810,937	813,184
Exeter Automobile Receivables Trust 2015-3A A^	2.00		3/16/2020	73,104	73,127	73,139
Exeter Automobile Receivables Trust 2016-3A B^	2.84		8/16/2021	240,000	239,961	239,159
Exeter Automobile Receivables Trust 2017-1A B^	3.00		12/15/2021	430,000	429,906	432,155

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
First Franklin Mortgage Loan Trust 2004-FFH4 M5	2.56	#%	1/25/2035	400,000	$401,938	$405,613
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.70	#	4/25/2035	315,778	314,245	315,577
First Investors Auto Owner Trust 2015-2A A1^	1.59		12/16/2019	14,166	14,165	14,169
First Investors Auto Owner Trust 2016-1A A1^	1.92		5/15/2020	193,099	193,095	193,370
First Investors Auto Owner Trust 2016-2A B^	2.21		7/15/2022	520,000	519,974	514,338
Flagship Credit Auto Trust 2013-2 B^	3.21		8/15/2019	171,792	173,234	172,419
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	55,009	55,005	55,098
Flagship Credit Auto Trust 2015-3 A^	2.38		10/15/2020	372,778	374,113	373,530
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	287,297	286,755	289,448
Flagship Credit Auto Trust 2016-3 B^	2.43		6/15/2021	310,000	309,975	308,437
Flagship Credit Auto Trust 2016-4 B^	2.41		10/15/2021	940,000	939,892	930,766
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	410,000	409,979	404,468
Flagship Credit Auto Trust 2017-1 B^	2.83		3/15/2023	895,000	894,972	894,143
FNA Trust 2015-1 A^	3.24		12/10/2023	218,633	218,735	217,322
FRS I LLC 2013-1A A1^	1.80		4/15/2043	34,554	34,204	33,906
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	227,333	227,285	221,322
Goal Structured Solution Trust 2015-1 B^	2.48	#	9/25/2043	100,000	75,973	89,015
Goodgreen Trust 2016-1 A^	3.23		10/15/2052	628,124	627,813	625,454
Green Tree Agency Advance Funding Trust I 2015-T2 AT2^	3.09		10/15/2048	100,000	100,000	99,923
GSAMP Trust 2005-SEA2 A1^	1.33	#	1/25/2045	41,312	39,718	41,043
HERO Funding Trust 2015-1A^	3.84		9/21/2040	1,124,114	1,145,018	1,146,597
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	438,696	438,520	441,986
Hilton Grand Vacations Trust 2013-A^	2.28		1/25/2026	70,848	69,831	70,615
Hilton Grand Vacations Trust 2017-AA B^	2.96	#	12/26/2028	420,000	419,980	418,449
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	480,000	479,906	482,505
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	679,895	680,565	678,586
Marlette Funding Trust 2017-1A A^	2.83		3/15/2024	1,080,000	1,080,000	1,080,782
Miramax LLC 2014-1A A2^	3.34		7/20/2026	125,328	125,735	124,512
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC6 M2	1.73	#	7/25/2035	9,406	9,315	9,394
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	154,116	154,072	154,801
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	192,218	189,787	191,526
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	60,288	60,284	59,701
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	89,829	89,819	87,762
Nations Equipment Finance Funding III LLC 2016-1A A^	3.61		2/20/2021	217,848	217,844	219,027
Navient Student Loan Trust 2016-6 A3^	2.28	#	3/25/2066	1,100,000	1,100,000	1,116,509
Navistar Financial Dealer Note Master Owner Trust II 2016-1 A^	2.33	#	9/27/2021	550,000	550,000	550,492
Navitas Equipment Receivables LLC 2015-1 A2^	2.12		11/15/2018	132,995	132,968	132,976
Nelnet Private Education Loan Trust 2016-A A1A^	2.53	#	12/26/2040	455,601	455,601	455,600
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	328,035	325,864	326,556

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58%		10/15/2049	1,950,000	$1,950,000	$1,929,281
NextGear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,993	100,409
NextGear Floorplan Master Owner Trust 2016-1A A1^	2.61	#	4/15/2021	490,000	490,000	499,129
NextGear Floorplan Master Owner Trust 2016-2A A2^	2.19		9/15/2021	762,000	759,455	755,035
Northstar Education Finance, Inc. 2005-1 A5	1.79	#	10/30/2045	227,985	218,188	216,300
NovaStar Mortgage Funding Trust 2004-4 M5	2.71	#	3/25/2035	600,000	599,815	605,911
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	900,000	900,000	895,183
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	110,000	109,995	109,357
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	97,884	98,189	98,042
Orange Lake Timeshare Trust 2016-A^	2.61		3/8/2029	299,970	299,937	295,570
Oscar US Funding Trust II 2015 1A A3^	1.86		10/15/2019	597,076	595,506	593,552
Oscar US Funding Trust II 2015 1A A4^	2.44		6/15/2022	270,000	263,037	266,074
Oscar US Funding Trust IV 2016 1A A2B^	2.61	#	7/15/2020	132,924	132,924	132,983
Oscar US Funding Trust IV 2016-1A A2A^	2.53		7/15/2020	332,310	333,134	331,915
Oscar US Funding Trust V 2016-2A A1^	0.90		9/17/2017	11,344	11,344	11,332
Oscar US Funding Trust V 2016-2A A2A^	2.31		11/15/2019	450,000	449,953	449,498
OSCAR US Funding Trust VI LLC 2017-1A A1^	1.18		4/10/2018	1,100,000	1,100,000	1,099,226
OSCAR US Funding Trust VI LLC 2017-1A A3^	2.82		6/10/2021	370,000	369,934	369,586
OSCAR US Funding Trust VI LLC 2017-1A A4^	3.30		5/10/2024	330,000	329,926	329,700
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	170,000	170,000	168,301
Popular ABS Mortgage Pass-Through Trust 2006-B A3	1.26	#	5/25/2036	111,782	107,326	111,688
Prestige Auto Receivables Trust 2015-1 B^	2.04		4/15/2021	260,000	260,815	260,762
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	58,277	58,441	58,289
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	540,000	545,509	549,717
Santander Drive Auto Receivables Trust 2015-2 C	2.44		4/15/2021	720,000	725,163	725,229
Santander Drive Auto Receivables Trust 2016-1 A3	1.62		3/16/2020	180,000	179,980	180,183
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	360,000	359,985	363,209
Santander Drive Auto Receivables Trust 2016-1 D	4.02		4/15/2022	430,000	439,555	442,974
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	450,000	451,125	451,398

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07%		3/20/2030	95,265	$94,701	$95,173
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05		6/20/2031	84,027	83,099	83,895
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	313,711	311,842	313,818
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	44,786	44,786	44,891
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	237,867	234,964	236,795
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	37,319	37,311	37,462
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	44,786	44,778	44,956
Sierra Timeshare Receivables Funding LLC 2017-1A A^	2.91		3/20/2034	1,000,000	999,932	1,006,301
SLC Private Student Loan Trust 2006-A A5	1.19	#	7/15/2036	144,826	143,999	144,826
SLC Private Student Loan Trust 2006-A C	1.47	#	7/15/2036	350,000	309,600	314,942
SLC Student Loan Trust 2005-1 B	1.24	#	2/15/2045	499,769	435,793	459,257
SLM Student Loan Trust 2003-14 A6	1.34	#	7/25/2025	40,000	38,504	39,401
SLM Student Loan Trust 2003-4 B	1.78	#	6/15/2038	133,922	122,696	124,983
SLM Student Loan Trust 2005-4 B	1.22	#	7/25/2055	425,839	354,886	390,963
SLM Student Loan Trust 2006-5 B	1.25	#	10/25/2040	480,044	413,824	418,768
SLM Student Loan Trust 2006-9 A5	1.14	#	1/26/2026	130,719	127,387	129,883
SLM Student Loan Trust 2012-5 A2	1.28	#	6/25/2019	44,759	44,556	44,777
SMB Private Education Loan Trust 2014-A A2B^	2.06	#	5/15/2026	1,000,000	1,008,799	1,010,229
SMB Private Education Loan Trust 2015-A A2B^	1.91	#	6/15/2027	100,000	98,276	99,235
SMB Private Education Loan Trust 2015-C A3^	2.86	#	8/16/2032	700,000	732,794	732,716
SMB Private Education Loan Trust 2016-A A1^	1.61	#	5/15/2023	320,266	320,266	320,721
SMB Private Education Loan Trust 2016-B A2B^	2.36	#	2/17/2032	132,000	132,000	135,254
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	909,394	912,866	910,286
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	418,360	418,299	418,028
SoFi Consumer Loan Program LLC 2016-3 A^	3.05		12/26/2025	371,877	371,870	372,267
SoFi Consumer Loan Program LLC 2016-5 A^	3.06		9/25/2028	2,008,834	2,002,174	2,006,327
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	900,000	898,513	895,973
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	983,528	984,088	985,490
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	59,544	59,241	58,881
SoFi Professional Loan Program LLC 2016 A A1^	2.73	#	8/25/2036	237,587	235,525	244,507
SoFi Professional Loan Program LLC 2016-B A1^	2.18	#	6/25/2033	276,538	276,538	279,534

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SoFi Professional Loan Program LLC 2016-B A2A^	1.68%		3/25/2031	202,334	$202,319	$201,866
SoFi Professional Loan Program LLC 2016-D A1^	1.93	#	1/25/2039	193,364	193,364	194,924
SoFi Professional Loan Program LLC 2016-E A2B^	2.49		1/25/2036	330,000	329,351	329,055
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	634,486	634,462	638,377
Springleaf Funding Trust 2016-AA A^	2.90		11/15/2029	1,560,000	1,559,764	1,568,924
SPS Servicer Advance Receivable 2015-T3 AT3^	2.92		7/15/2047	100,000	99,991	100,153
SPS Servicer Advance Receivable 2016-T1 AT1^	2.53		11/16/2048	1,040,000	1,039,909	1,036,599
SVO VOI Mortgage LLC 2012-AA A^	2.00		9/20/2029	418,385	412,672	414,115
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	328,350	329,433	329,789
TAL Advantage LLC 2017-1A A	4.50		4/21/2042	720,000	728,734	728,734
Trinity Rail Leasing LP 2012-1A A1^	2.27		1/15/2043	62,474	60,614	60,122
Trip Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	900,000	957,339	959,017
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	750,697	750,622	740,711
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	935,750	933,991	940,096
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	265,216	264,895	263,865
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	540,000	539,000	539,388
Westlake Automobile Receivables Trust 2016-1A A2B^	1.96	#	1/15/2019	168,467	168,467	168,885
Westlake Automobile Receivables Trust 2016-2A A2^	1.57		6/17/2019	234,053	234,043	234,053

Total Other Asset-Backed Securities				76,821,696	76,452,174	76,653,043

Total Asset-Backed Securities				88,476,696	88,089,821	88,335,921

Corporate Bonds — 43.2%*:

Advertising — 0.3%*:
S&P Global, Inc.	2.50		8/15/2018	260,000	260,584	262,053
S&P Global, Inc.	3.30		8/14/2020	700,000	725,878	715,133

Total Advertising				960,000	986,462	977,186

Aerospace/Defense — 0.9%*:
Harris Corp.	2.00		4/27/2018	995,000	996,597	996,302
Harris Corp.	2.70		4/27/2020	370,000	370,723	373,403
L-3 Communications Corp.	5.20		10/15/2019	1,285,000	1,355,389	1,376,975

Total Aerospace/Defense				2,650,000	2,722,709	2,746,680

Agriculture — 1.0%*:
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,350,000	1,379,704	1,385,190
Imperial Brands Finance PLC+^	2.05		7/20/2018	335,000	334,248	335,228
Imperial Brands Finance PLC+^	2.95		7/21/2020	1,097,000	1,117,909	1,110,984

Total Agriculture				2,782,000	2,831,861	2,831,402

Airlines — 0.6%*:
Delta Air Lines, Inc.	3.63		3/15/2022	900,000	899,875	918,725
WestJet Airlines Ltd.+^	3.50		6/16/2021	760,000	760,266	754,944

Total Airlines				1,660,000	1,660,141	1,673,669

Auto Manufacturers — 1.5%*:
Ford Motor Credit Co. LLC	2.24		6/15/2018	310,000	310,471	311,059

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Auto Manufacturers (continued):
Ford Motor Credit Co. LLC	3.34%	3/18/2021	315,000	$315,000	$318,698
General Motors Co.	3.50	10/2/2018	250,000	253,043	255,488
General Motors Financial Co., Inc.	3.20	7/13/2020	1,350,000	1,347,044	1,373,247
Hyundai Capital America^	2.00	7/1/2019	70,000	69,963	69,371
Hyundai Capital America^	2.40	10/30/2018	150,000	150,043	150,472
Hyundai Capital America^	2.55	2/6/2019	838,000	844,769	842,429
Hyundai Capital America^	3.00	10/30/2020	280,000	284,504	281,753
Nissan Motor Acceptance Corp.+^	1.90	9/14/2021	670,000	665,087	648,106

Total Auto Manufacturers			4,233,000	4,239,924	4,250,623

Auto Parts&Equipment — 0.9%*:
Goodyear Tire & Rubber Co. (The)	5.13	11/15/2023	1,355,000	1,400,486	1,412,588
Lear Corp.	4.75	1/15/2023	1,310,000	1,356,780	1,356,975

Total Auto Parts&Equipment			2,665,000	2,757,266	2,769,563

Beverages — 0.9%*:
Anheuser-Busch InBev Finance, Inc.+	2.65	2/1/2021	795,000	805,985	800,979
Coca-Cola Femsa SAB de CV+	2.38	11/26/2018	1,414,000	1,427,028	1,422,153
Molson Coors Brewing Co.	2.10	7/15/2021	325,000	322,473	317,362

Total Beverages			2,534,000	2,555,486	2,540,494

Biotechnology — 0.5%*:
Celgene Corp.	2.13	8/15/2018	420,000	420,539	421,692
Celgene Corp.	2.25	5/15/2019	250,000	250,327	251,345
Celgene Corp.	2.88	8/15/2020	680,000	697,352	690,401

Total Biotechnology			1,350,000	1,368,218	1,363,438

Chemicals — 2.4%*:
Air Liquide Finance SA+^	1.75	9/27/2021	500,000	494,997	482,877
Airgas, Inc.	2.38	2/15/2020	250,000	248,354	251,556
Airgas, Inc.	3.05	8/1/2020	660,000	672,578	678,034
CF Industries, Inc.	6.88	5/1/2018	1,290,000	1,357,714	1,344,825
Dow Chemical Co. (The)	8.55	5/15/2019	125,000	141,703	141,701
Ecolab, Inc.	2.00	1/14/2019	640,000	644,132	644,281
Incitec Pivot Finance LLC+^	6.00	12/10/2019	523,000	559,739	562,436
LyondellBasell Industries NV	5.00	4/15/2019	505,000	531,342	531,875
LyondellBasell Industries NV	6.00	11/15/2021	785,000	896,227	888,724
RPM International, Inc.	3.45	11/15/2022	30,000	30,323	30,383
RPM International, Inc.	6.13	10/15/2019	1,005,000	1,092,635	1,096,396
RPM International, Inc.	6.50	2/15/2018	237,000	245,694	246,626

Total Chemicals			6,550,000	6,915,438	6,899,714

Commercial Banks — 6.2%*:
ANZ New Zealand Int’l Ltd.+^	2.25	2/1/2019	1,425,000	1,431,192	1,432,480
Bancolombia SA+	5.95	6/3/2021	315,000	343,145	345,319
Bank of America Corp.	2.15	11/9/2020	1,140,000	1,125,514	1,129,714
Bank of America Corp. MTN	2.25	4/21/2020	1,110,000	1,093,948	1,107,059
CIT Group, Inc.	4.25	8/15/2017	1,395,000	1,403,580	1,407,206
Citigroup, Inc.	2.35	8/2/2021	1,470,000	1,465,217	1,447,200
Citigroup, Inc.	2.45	1/10/2020	90,000	89,967	90,385
First Horizon National Corp.	3.50	12/15/2020	1,570,000	1,579,972	1,613,197
First Tennessee Bank N.A.	2.95	12/1/2019	550,000	547,579	556,437
Goldman Sachs Group, Inc. (The)	2.38	1/22/2018	590,000	593,367	593,234
Goldman Sachs Group, Inc. (The)	2.55	10/23/2019	650,000	649,743	655,906
Goldman Sachs Group, Inc. (The)	2.88	2/25/2021	1,605,000	1,633,958	1,615,397
Itau Unibanco Holding SA+^	2.85	5/26/2018	400,000	397,187	402,000

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Banks (continued):
JPMorgan Chase & Co.	4.50%	1/24/2022	1,330,000	$1,432,931	$1,433,336
Macquarie Bank Ltd.+^	2.85	1/15/2021	130,000	133,742	130,572
Mitsubishi UFJ Trust & Banking Corp.+^	2.65	10/19/2020	1,480,000	1,489,377	1,485,255
Regions Bank	7.50	5/15/2018	212,000	224,934	224,463
Regions Financial Corp.	3.20	2/8/2021	1,130,000	1,161,878	1,149,124
Sumitomo Mitsui Financial Group, Inc.+	2.06	7/14/2021	582,000	577,830	566,542
Sumitomo Mitsui Financial Group, Inc.+	2.85	1/11/2022	250,000	250,000	250,418
SVB Financial Group	5.38	9/15/2020	200,000	216,773	216,454
Turkiye Garanti Bankasi AS+^	4.75	10/17/2019	325,000	334,036	330,042

Total Commercial Banks			17,949,000	18,175,870	18,181,740

Construction Materials — 1.4%*:
Holcim US Finance Sarl & Cie SCS+^	6.00	12/30/2019	1,310,000	1,429,425	1,428,093
James Hardie International Finance Ltd.+^	5.88	2/15/2023	650,000	686,853	671,125
Masco Corp.	3.50	4/1/2021	590,000	596,963	600,390
Masco Corp.	7.13	3/15/2020	715,000	802,748	805,476
Standard Industries, Inc.^	5.50	2/15/2023	685,000	696,979	700,412

Total Construction Materials			3,950,000	4,212,968	4,205,496

Diversified Financial Services — 2.7%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	2.75	5/15/2017	415,000	414,906	415,544
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust	3.95	2/1/2022	680,000	687,996	698,351
Air Lease Corp.	2.13	1/15/2018	680,000	678,459	681,274
Air Lease Corp.	2.13	1/15/2020	400,000	398,780	396,978
Air Lease Corp.	2.63	9/4/2018	125,000	124,701	126,048
Air Lease Corp.	3.38	1/15/2019	200,000	202,763	204,637
Ally Financial, Inc.	4.75	9/10/2018	1,645,000	1,681,623	1,690,237
Athene Global Funding^	4.00	1/25/2022	1,510,000	1,513,168	1,535,546
Genpact Luxembourg Sarl^	3.70	4/1/2022	1,145,000	1,144,737	1,148,345
International Lease Finance Corp.	3.88	4/15/2018	350,000	350,841	356,834
Lazard Group LLC	4.25	11/14/2020	715,000	747,409	752,004

Total Diversified Financial Services			7,865,000	7,945,383	8,005,798

Electric — 1.7%*:
Ameren Corp.	2.70	11/15/2020	650,000	657,894	655,872
Duke Energy Corp.	1.80	9/1/2021	780,000	759,354	753,432
EDP Finance BV+^	4.13	1/15/2020	1,280,000	1,312,171	1,314,560
EDP Finance BV+^	4.90	10/1/2019	89,000	92,778	93,450
Entergy Texas, Inc.	2.55	6/1/2021	170,000	169,736	167,978
Entergy Texas, Inc.	7.13	2/1/2019	494,000	537,508	536,884
IPALCO Enterprises, Inc.	5.00	5/1/2018	150,000	153,862	154,125
Israel Electric Corp. Ltd.+^	7.25	1/15/2019	320,000	347,250	346,387
Majapahit Holding B.V.+^	7.75	1/20/2020	300,000	335,893	338,325
Southern Co. (The)	1.85	7/1/2019	130,000	129,981	129,293
Southern Co. (The)	2.35	7/1/2021	570,000	569,579	559,669

Total Electric			4,933,000	5,066,006	5,049,975

Electronics — 0.4%*:
FLIR Systems, Inc.	3.13	6/15/2021	480,000	489,656	482,657
Tech Data Corp.	3.70	2/15/2022	260,000	259,617	260,901
Tech Data Corp.	3.75	9/21/2017	60,000	60,488	60,557
Tyco Electronics Group SA+	2.35	8/1/2019	135,000	134,958	135,771

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Electronics (continued):
Tyco Electronics Group SA+	2.38%	12/17/2018	200,000	$201,377	$201,780

Total Electronics			1,135,000	1,146,096	1,141,666

Engineering & Construction — 0.4%*:
SBA Tower Trust^	3.60	4/15/2018	1,050,000	1,048,853	1,050,245

Environmental Control — 0.3%*:
Clean Harbors, Inc.	5.25	8/1/2020	775,000	791,268	788,779

Food — 1.0%*:
Danone SA+^	2.08	11/2/2021	1,510,000	1,502,795	1,469,479
JBS Investments GmbH+^	7.75	10/28/2020	415,000	440,351	434,713
Mondelez International Holdings Netherlands B.V.^	2.00	10/28/2021	800,000	777,174	769,762
Tyson Foods, Inc.	2.65	8/15/2019	335,000	337,059	338,687

Total Food			3,060,000	3,057,379	3,012,641

Forestry and Paper Products — 0.3%*:
Sappi Papier Holding GmbH+^	7.75	7/15/2017	960,000	970,768	962,016

Hand/Machine Tools — 0.5%*:
Stanley Black & Decker, Inc.	1.62	11/17/2018	315,000	315,000	313,877
Stanley Black & Decker, Inc.	2.45	11/17/2018	1,050,000	1,061,357	1,060,940

Total Hand/Machine Tools			1,365,000	1,376,357	1,374,817

Healthcare-Products — 0.8%*:
Abbott Laboratories	2.35	11/22/2019	600,000	599,480	602,487
Abbott Laboratories	2.90	11/30/2021	790,000	788,862	793,456
Boston Scientific Corp.	2.85	5/15/2020	350,000	353,272	354,857
Zimmer Biomet Holdings, Inc.	2.00	4/1/2018	480,000	480,378	480,783

Total Healthcare-Products			2,220,000	2,221,992	2,231,583

Healthcare-Services — 1.3%*:
Anthem, Inc.	1.88	1/15/2018	250,000	250,037	250,191
Cigna Corp.	4.00	2/15/2022	442,000	472,169	464,517
Cigna Corp.	4.50	3/15/2021	900,000	964,078	956,986
HCA, Inc.	3.75	3/15/2019	1,350,000	1,372,833	1,380,375
Humana, Inc.	6.30	8/1/2018	150,000	158,278	158,710
Laboratory Corp. of America Holdings	2.63	2/1/2020	710,000	712,546	713,744

Total Healthcare-Services			3,802,000	3,929,941	3,924,523

Home Builders — 0.5%*:
Lennar Corp.	4.50	6/15/2019	150,000	152,608	154,125
Lennar Corp.	4.50	11/15/2019	1,090,000	1,124,374	1,121,337
Lennar Corp.	4.75	4/1/2021	140,000	140,000	145,950

Total Home Builders			1,380,000	1,416,982	1,421,412

Housewares — 0.1%*:
Newell Brands, Inc.	2.60	3/29/2019	171,000	173,911	173,114

Insurance — 2.2%*:
American International Group, Inc.	3.30	3/1/2021	700,000	699,488	712,894
CNA Financial Corp.	5.75	8/15/2021	341,000	372,792	379,481
Enstar Group Ltd.	4.50	3/10/2022	455,000	455,000	460,726
Lincoln National Corp.	4.20	3/15/2022	350,000	375,613	369,405
Lincoln National Corp.	6.25	2/15/2020	300,000	325,926	330,656
Reinsurance Group of America, Inc.	5.00	6/1/2021	649,000	705,715	706,211
TIAA Asset Management Finance Co. LLC^	2.95	11/1/2019	1,425,000	1,446,506	1,448,453

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Insurance (continued):
Trinity Acquisition PLC	3.50%	9/15/2021	986,000	$993,821	$1,002,408
Unum Group	3.00	5/15/2021	120,000	119,782	120,136
Willis Towers Watson PLC	5.75	3/15/2021	370,000	402,283	406,553
XLIT Ltd.+	5.75	10/1/2021	585,000	658,102	649,731

Total Insurance			6,281,000	6,555,028	6,586,654

Internet — 0.5%*:
Alibaba Group Holding Ltd.+	2.50	11/28/2019	250,000	248,744	251,182
Expedia, Inc.	7.46	8/15/2018	1,249,000	1,336,791	1,337,477

Total Internet			1,499,000	1,585,535	1,588,659

Investment Company Security — 0.3%*:
Ares Capital Corp.	3.88	1/15/2020	427,000	437,958	435,529
Ares Capital Corp.	4.88	11/30/2018	200,000	205,277	207,508
FS Investment Corp.	4.00	7/15/2019	335,000	337,645	337,924

Total Investment Company Security			962,000	980,880	980,961

IT Services — 0.8%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	3.48	6/1/2019	405,000	406,839	415,009
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	4.42	6/15/2021	630,000	650,220	658,819
Everett Spinco, Inc.^	2.88	3/27/2020	270,000	269,164	272,262
Leidos Holdings, Inc.	4.45	12/1/2020	975,000	988,943	1,014,000

Total IT Services			2,280,000	2,315,166	2,360,090

Leisure Time — 0.5%*:
Brunswick Corp.^	4.63	5/15/2021	1,476,000	1,506,828	1,513,508

Lodging — 0.4%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	298,930	293,248
Marriott International, Inc.	2.88	3/1/2021	825,000	835,272	834,120

Total Lodging			1,125,000	1,134,202	1,127,368

Machinery-Diversified — 0.5%*:
CNH Industrial Capital LLC	3.38	7/15/2019	945,000	956,552	953,269
CNH Industrial Capital LLC	3.88	10/15/2021	450,000	447,983	450,229

Total Machinery-Diversified			1,395,000	1,404,535	1,403,498

Media — 0.8%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58	7/23/2020	645,000	654,331	663,472
Sirius XM Radio, Inc.^	4.25	5/15/2020	625,000	630,953	630,469
Sirius XM Radio, Inc.^	5.75	8/1/2021	720,000	746,177	748,080
Viacom, Inc.	2.25	2/4/2022	80,000	79,775	76,783
Viacom, Inc.	2.75	12/15/2019	275,000	280,970	277,009

Total Media			2,345,000	2,392,206	2,395,813

Mining — 0.5%*:
Glencore Canada Corp.+	5.50	6/15/2017	696,000	700,245	701,088
Glencore Finance Canada Ltd.+^	2.70	10/25/2017	630,000	631,028	632,526

Total Mining			1,326,000	1,331,273	1,333,614

Office/Business Equip — 0.6%*:
Pitney Bowes, Inc.	3.38	10/1/2021	1,485,000	1,477,002	1,459,372
Pitney Bowes, Inc.	4.75	5/15/2018	200,000	205,488	205,544

Total Office/Business Equip			1,685,000	1,682,490	1,664,916

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas — 0.5%*:
Concho Resources, Inc.	5.50%	10/1/2022	1,455,000	$1,508,192	$1,504,106

Packaging and Containers — 0.5%*:
Graphic Packaging International, Inc.	4.75	4/15/2021	1,296,000	1,362,067	1,351,080

Pharmaceuticals — 1.9%*:
AbbVie, Inc.	1.80	5/14/2018	1,160,000	1,162,327	1,161,305
Actavis Funding SCS+	2.35	3/12/2018	655,000	657,790	657,856
Baxalta, Inc.	2.00	6/22/2018	705,000	704,663	706,187
Express Scripts Holding Co.	3.30	2/25/2021	1,125,000	1,137,534	1,144,453
Express Scripts Holding Co.	4.75	11/15/2021	250,000	278,070	268,464
Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	290,000	289,718	283,595
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20	7/21/2021	1,440,000	1,429,598	1,389,686

Total Pharmaceuticals			5,625,000	5,659,700	5,611,546

Real Estate Investment Trusts — 1.9%*:
American Tower Corp.	2.25	1/15/2022	330,000	329,573	318,463
American Tower Corp.	3.30	2/15/2021	530,000	537,706	537,440
American Tower Corp.	4.50	1/15/2018	300,000	305,526	306,401
Crown Castle International Corp.	3.40	2/15/2021	832,000	858,896	846,316
DDR Corp.	3.50	1/15/2021	890,000	904,577	899,913
DDR Corp.	4.75	4/15/2018	445,000	455,481	455,085
DDR Corp. MTN	7.50	7/15/2018	31,000	32,997	32,982
Digital Realty Trust LP	3.40	10/1/2020	385,000	388,627	393,245
Duke Realty LP	3.88	2/15/2021	100,000	102,829	103,812
Duke Realty LP	6.50	1/15/2018	140,000	144,655	145,116
Highwoods Realty LP	7.50	4/15/2018	370,000	389,700	390,731
Simon Property Group LP	2.35	1/30/2022	795,000	791,522	781,720
Weyerhaeuser Co.	7.38	10/1/2019	315,000	347,794	353,085

Total REITS			5,463,000	5,589,883	5,564,309

Retail — 1.4%*:
AutoNation, Inc.	3.35	1/15/2021	935,000	942,031	946,053
CVS Health Corp.	2.13	6/1/2021	1,145,000	1,139,266	1,123,108
Dollar Tree, Inc.	5.75	3/1/2023	1,390,000	1,466,705	1,480,350
QVC, Inc.	3.13	4/1/2019	657,000	667,802	667,154

Total Retail			4,127,000	4,215,804	4,216,665

Semiconductors — 1.0%*:
Analog Devices, Inc.	2.50	12/5/2021	250,000	249,047	247,604
Broadcom Corp./Broadcom Cayman Finance Ltd.^	3.00	1/15/2022	1,105,000	1,101,113	1,103,592
KLA-Tencor Corp.	2.38	11/1/2017	390,000	390,832	390,909
KLA-Tencor Corp.	3.38	11/1/2019	200,000	203,527	205,347
NXP BV/NXP Funding LLC^	4.13	6/1/2021	970,000	989,712	1,006,375

Total Semiconductors			2,915,000	2,934,231	2,953,827

Telecommunications — 0.3%*:
Hughes Satellite Systems Corp.	6.50	6/15/2019	640,000	689,929	692,736
Verizon Communications, Inc.	1.75	8/15/2021	290,000	288,896	277,625

Total Telecommunications			930,000	978,825	970,361

Transportation — 1.2%*:
Asciano Finance Ltd.+^	5.00	4/7/2018	550,000	560,726	563,114
PT Penske Truck Leasing Co. LP/L Finance Corp.^	2.50	6/15/2019	285,000	282,025	286,615

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation (continued):
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.05%		1/9/2020	590,000	$598,674	$599,409
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.20		7/15/2020	135,000	134,935	137,385
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.30		4/1/2021	240,000	246,624	243,271
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.38		2/1/2022	80,000	81,396	81,175
Ryder System, Inc.	2.25		9/1/2021	575,000	570,145	563,119
Ryder System, Inc.	2.45		9/3/2019	200,000	203,308	201,048
Ryder System, Inc.	2.50		3/1/2018	250,000	250,387	251,494
Ryder System, Inc.	2.55		6/1/2019	185,000	184,724	186,508
Ryder System, Inc.	2.88		9/1/2020	200,000	198,492	202,422
TTX Co.^	2.25		2/1/2019	250,000	249,802	250,115

Total Transportation				3,540,000	3,561,238	3,565,675

Trucking and Leasing — 0.8%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	1,265,000	1,273,031	1,277,684
Aviation Capital Group Corp.^	6.75		4/6/2021	200,000	218,313	229,547
GATX Corp.	2.60		3/30/2020	685,000	678,725	694,034

Total Trucking and Leasing				2,150,000	2,170,069	2,201,265

Total Corporate Bonds				123,874,000	126,439,431	126,470,489

Mortgage-Backed Securities — 2.6%*:

Banc of America Commercial Mortgage Trust 2007-4 AM	5.96	#	2/10/2051	255,000	272,228	257,465
Banc of America Commercial Mortgage Trust 2008-1 A1A	6.19	#	2/10/2051	630,424	658,687	641,603
Banc of America Commercial Mortgage Trust 2008-1 A4	6.23	#	2/10/2051	180,362	195,985	183,180
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.89	#	6/11/2050	160,000	171,657	162,121
COMM Mortgage Trust 2007-C9 AM	5.65	#	12/10/2049	100,000	106,522	100,815
COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	644,292	631,702
Fannie Mae Connecticut Avenue Securities CAS 2015-C03 1M1	2.48	#	7/25/2025	4,909	4,911	4,911
Fannie Mae Connecticut Avenue Securities CAS 2015-C04 1M1	2.58	#	4/25/2028	35,156	35,156	35,239
Fannie Mae Connecticut Avenue Securities CAS 2016-C04 1M1	2.43	#	1/25/2029	682,670	685,196	689,401
Fannie Mae Connecticut Avenue Securities CAS 2016-C05 2M1	2.33	#	1/25/2029	725,618	727,574	729,533
Fannie Mae Connecticut Avenue Securities CAS 2016-C06 1M1	2.28	#	4/25/2029	556,422	556,422	560,551
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M1	2.43	#	7/25/2028	138,860	138,860	139,478
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	5.94	#	4/17/2045	6,127	6,356	6,117
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM	5.47	#	6/12/2047	327,522	335,464	327,288
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 A4	5.79	#	2/12/2051	147,863	153,755	149,020
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.98	#	2/12/2051	210,000	227,955	213,020

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):

ML-CFC Commercial Mortgage Trust 2007-9 AM	5.86	#%	9/12/2049	450,000	$467,665	$456,812
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.30	#	1/11/2043	172,194	188,163	176,410
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	#	11/25/2056	565,778	582,837	582,835
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	#	10/25/2031	1,024,067	1,035,053	1,029,188
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	#	10/25/2046	476,818	476,818	471,833
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.05	#	2/15/2051	179,058	192,431	180,252

Total Mortgage-Backed Securities				7,628,848	7,863,987	7,728,774

U.S. Treasury & Government Agencies — 21.3%*:

ECMC Group Student Loan Trust 2017-1A A^	2.09	#	12/27/2066	1,600,000	1,600,000	1,599,809
Education Loan Asset-Backed Trust I 2013-1 A1^	1.78	#	6/25/2026	636,991	629,348	637,755
Federal Home Loan Mortgage Corp.	1.36	#	9/15/2042	422,204	420,116	421,345
Federal Home Loan Mortgage Corp.	1.39	#	10/15/2040	463,014	462,583	464,463
Federal Home Loan Mortgage Corp.	3.50		6/15/2042	489,006	514,300	499,546
Federal Home Loan Mortgage Corp.	4.00		3/15/2040	426,475	454,777	446,487
Federal Home Loan Mortgage Corp. TBA	4.00		5/1/2047	1,350,000	1,398,727	1,412,965
Federal National Mortgage Association REMICS 2012-111 EC	2.00		12/25/2041	1,103,877	1,107,254	1,068,292
Federal National Mortgage Association REMICS 2015-58 JP	2.50		3/25/2037	86,341	88,148	86,834
Federal National Mortgage Association REMICS 2015-62 VA	4.00		10/25/2026	127,137	136,618	134,452
Federal National Mortgage Association REMICS 2016-62 FA	1.48	#	9/25/2046	912,150	912,150	912,083
Federal National Mortgage Association REMICS 2016-62 FC	1.48	#	9/25/2046	631,865	631,470	632,280
Federal National Mortgage Association REMICS 2016-74 GF	1.48	#	10/25/2046	836,627	836,627	841,289
Goal Capital Funding Trust 2010-1 A^	1.75	#	8/25/2048	229,046	219,819	227,058
Government National Mortgage Association TBA	4.00		4/20/2042	4,325,000	4,554,090	4,559,750
Higher Education Funding I 2004-1 B1^	2.10		1/1/2044	950,000	824,545	816,160
Navient Student Loan Trust 2015-2 A3	1.55	#	11/26/2040	500,000	492,604	498,154
Navient Student Loan Trust 2016-5A A^	2.23	#	6/25/2065	1,213,970	1,219,331	1,231,954
Navient Student Loan Trust 2017-1A A3^	1.92	#	7/26/2066	1,300,000	1,300,000	1,299,843
Nelnet Student Loan Trust 2006-2 A6	1.16	#	4/25/2031	280,000	273,860	278,658
Nelnet Student Loan Trust 2014-6A A^	1.63	#	11/25/2052	401,964	389,362	397,702
NorthStar Student Loan Trust III 2016-1 A^	2.23	#	5/27/2036	282,276	269,802	272,754
PHEAA Student Loan Trust 2016-2A A^	1.93	#	11/25/2065	798,049	798,049	799,545
SLM Student Loan Trust 2003-12 A5^	1.41	#	9/15/2022	53,358	53,026	53,340
SLM Student Loan Trust 2005-6 B	1.33	#	1/25/2044	434,438	394,328	398,883
SMB Private Education Loan Trust 2016-C^	2.01	#	9/15/2034	280,000	280,000	283,700
U.S. Treasury Note	0.13		4/15/2021	2,356,166	2,370,463	2,381,356
U.S. Treasury Note	0.75		10/31/2018	25,000,000	24,823,194	24,824,225
U.S. Treasury Note	0.88		7/15/2018	4,100,000	4,110,002	4,085,904

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):

U.S. Treasury Note	0.88%	7/31/2019	8,600,000	$8,591,108	$8,508,960
U.S. Treasury Note	1.00	11/15/2019	900,000	889,443	890,086
U.S. Treasury Note	1.13	9/30/2021	1,300,000	1,251,241	1,257,699

Total U.S. Treasury & Government Agencies			62,389,954	62,296,385	62,223,331

Total Fixed Income			282,369,498	284,689,624	284,758,515

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Options — 0.1%*:
Call Option Purchased — 0.0%*:
OTC - BCM Swaption with JPMorgan Chase Bank, N.A.	$2.60	1/11/2022	1,488,000	193,961	141,307

Put Options Purchased — 0.1%*:
OTC - BCM Swaption with JPMorgan Chase Bank, N.A.	2.60	1/11/2022	2,480,000	323,269	324,676

Total Purchased Options			3,968,000	517,230	465,983

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 4.4%*:
Bank Deposit — 0.2%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/3/2017	479,194	479,194	479,194

Commercial Paper — 4.2%*:
Broadcasting and Entertainment — 0.3%*:
WPP CP LLC	Zero Coupon	4/13/2017	1,000,000	999,600	999,586

Electronics — 0.9%*:
Molex Electronics Technologies	Zero Coupon	4/3/2017	2,500,000	2,499,836	2,499,770

Finance — 0.3%*:
Tate & Lyle International Finance	Zero Coupon	4/4/2017	1,000,000	999,909	999,877

Mining, Steel, Iron and Non-Precious Metals — 0.7%*:
Exton Corp.	Zero Coupon	4/6/2017	2,000,000	1,999,686	1,999,628

Retail Stores — 0.4%*:
Dollar General Corp.	Zero Coupon	4/11/2017	1,220,000	1,219,610	1,219,551

Telecommunications — 0.7%*:
TELUS Corp.	Zero Coupon	5/1/2017	2,000,000	1,998,000	1,997,861

Utilities — 0.9%*:
CenterPoint Energy, Inc.	Zero Coupon	4/3/2017	2,500,000	2,499,845	2,499,769

Total Commercial Paper			12,220,000	12,216,486	12,216,042

Total Short-Term Investments			12,699,194	12,695,680	12,695,236

Total Investments			299,036,692	297,902,534	297,919,734

Other assets and liabilities – (1.8%)*					(5,222,334)

Net Assets – 100.0%					$292,697,400

MTN	Medium Term Note
OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.0%
Switzerland	1.0%
Japan	1.0%
Canada	1.0%
Other (Individually less than 1%)	7.0%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.

A summary of outstanding derivatives at March 31, 2017 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Futures
U.S. 10-Year Ultra Bond	06/21/17	53	Long	$7,096,203	$21,491
U.S. 2-Year Treasury Note	06/30/17	373	Long	80,737,016	72,272
U.S. 5-Year Treasury Note	06/30/17	83	Long	9,771,305	15,792

Total Long Futures					$109,555

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Future
U.S. Long Bond	06/21/17	4	Short	$603,375	$(3,353)

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$538	$(29,408)	$(29,946)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	290,000	290,000	(21,996)	(37,079)	(15,083)

Total OTC Credit Default Swap						(21,458)	(66,487)	(45,029)

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.IG.28	1.00%	6/20/2022	2,310,000	2,310,000	$(35,237)	$(37,732)	(2,495)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbrevation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.3%*:

Asset-Backed Securities — 24.9%*:

CDO/CLO — 4.3%*:
ALM Loan Funding VII 2012-7A A1R^	2.50	#%	10/15/2028	250,000	$250,000	$251,857
ALM XIV Ltd. 2014-14A A1^	2.47	#	7/28/2026	250,000	249,441	250,226
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R^	2.22	#	10/15/2026	250,000	250,000	250,145
LCM XXIII Ltd. 23A A1+^	2.51	#	10/20/2029	250,000	250,000	251,998
Madison Park Funding XIV Ltd. 2014-14A A2^	2.48	#	7/20/2026	250,000	249,858	250,052

Total CDO/CLO				1,250,000	1,249,299	1,254,278

Other Asset-Backed Securities — 20.6%*:
Access Group, Inc. 2004-A A3	1.70	#	7/1/2039	100,000	98,077	98,011
Access Group, Inc. 2006-1 B	1.50	#	8/25/2037	98,700	86,236	88,879
Access Group, Inc. 2015-1 A^	1.68	#	7/25/2056	71,498	69,930	71,016
Access Group, Inc. 2015-1 B^	2.48	#	7/25/2058	100,000	86,367	85,318
American Credit Acceptance Receivables Trust 2016-1A^	2.37		5/12/2020	8,431	8,431	8,440
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	39,500	39,500	39,698
Argent Securities, Inc. Asset-Backed
Pass-Through Certificates Series 2004-W10	1.88	#	10/25/2034	61,550	55,816	59,148
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1	1.73	#	3/25/2035	84,034	83,532	85,198
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	121,057	123,928	120,072
CLI Funding VI LLC 2016 1A A^	4.21		2/18/2041	80,630	80,622	80,730
College Loan Corp. Trust I 2005-2 B	1.51	#	1/15/2037	113,930	100,132	102,168
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	42,366	42,242	42,271
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	39,523	37,686	36,831
CWABS Asset-Backed Certificates Trust 2005-4 MV5	1.65	#	10/25/2035	60,000	53,859	56,531
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	98,000	98,030	98,515
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	49,000	50,009	49,759
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	41,824	41,560	41,710
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	36,443	36,440	36,378
Diamond Resorts Owner Trust 2016-1 B^	3.37		11/20/2028	121,094	121,072	119,965
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	59,250	59,250	59,276
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	59,250	59,250	56,094
DRB Prime Student Loan Trust 2015-B^	2.88	#	10/27/2031	62,851	62,738	64,024
DRB Prime Student Loan Trust 2016-R^¤	3.07		10/25/2044	95,584	95,567	95,871
DRB Prime Student Loan Trust 2016-R A1^¤	2.48	#	10/25/2044	95,584	95,614	95,871
Drive Auto Receivables Trust 2016-BA^	2.56		6/15/2020	20,000	19,999	20,108
Drug Royalty Corp Inc. 2012-1 Class A1^	6.13	#	7/15/2024	23,333	23,941	23,638
Earnest Student Loan Program LLC 2016-C A1^	2.83	#	10/27/2036	90,543	90,543	90,543
ECMC Group Student Loan Trust 2016-1A A^	2.33	#	7/26/2066	90,844	90,843	90,784
Element Rail Leasing II LLC 2015-1A A1^	2.71		2/19/2045	70,070	67,700	68,489
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	88,430	88,411	88,974

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
First Franklin Mortgage Loan Trust 2004-FFH4	2.71	#%	1/25/2035	50,000	$49,815	$50,286
First Franklin Mortgage Loan Trust 2005 FF3 M3	1.70	#	4/25/2035	54,735	54,469	54,700
Flagship Credit Auto Trust 2016-2 A2^	3.05		8/16/2021	60,000	59,997	60,590
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	40,000	39,998	39,460
FNA Trust 2015-1 A^	3.24		12/10/2023	31,233	31,260	31,046
GSAMP Trust 2005-SEA2 A1^	1.33	#	1/25/2045	11,396	10,957	11,322
HERO Funding Trust 2015-1A^	3.84		9/21/2040	126,463	128,814	128,992
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	48,743	48,706	48,373
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	100,000	99,980	100,522
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	59,121	59,197	59,007
Miramax LLC 2014-1A A2^	3.34		7/20/2026	59,680	60,058	59,291
Navient Student Loan Trust 2016-6 A3^	2.28	#	3/25/2066	290,000	290,000	294,352
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	91,121	90,518	90,710
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	250,000	250,000	247,344
Northstar Education Finance, Inc. 2005-1 A5	1.79	#	10/30/2045	28,798	27,561	27,322
NovaStar Mortgage Funding Trust 2004-4 M5	2.71	#	3/25/2035	100,000	99,969	100,985
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	100,000	100,000	99,465
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3^	2.83		10/16/2051	230,000	230,000	225,975
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	100,000	99,971	99,415
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	55,326	55,498	55,415
OSCAR US Funding Trust V 2016-2A A4^	2.99		12/15/2023	130,000	129,119	127,672
OSCAR US Funding Trust VI LLC 2017-1A A4^	3.30		5/10/2024	30,000	29,993	29,973
Popular ABS Mortgage Pass-Through Trust 2006-B A3	1.26	#	5/25/2036	54,294	52,130	54,248
Santander Drive Auto Receivables Trust 2014-4 B	1.82		5/15/2019	26,897	26,973	26,903
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	37,319	37,311	37,462
SLC Private Student Loan Trust 2006-A A5	1.19	#	7/15/2036	41,379	41,142	41,379
SLC Private Student Loan Trust 2006-A C	1.47	#	7/15/2036	140,000	124,783	125,977
SLC Student Loan Trust 2005-1 B	1.24	#	2/15/2045	105,507	90,477	96,954
SLM Student Loan Trust 2002-7 A11	3.03	#	3/15/2028	50,000	49,414	49,997
SLM Student Loan Trust 2003-2	4.27	#	9/15/2028	100,000	99,757	99,990
SLM Student Loan Trust 2003-4 B	1.78	#	6/15/2038	75,889	69,528	70,824
SLM Student Loan Trust 2005-4 B	1.22	#	7/25/2055	120,706	103,449	110,820
SLM Student Loan Trust 2006-5 B	1.25	#	10/25/2040	129,742	113,491	113,181
SMB Private Education Loan Trust 2017-A B^	3.50		6/17/2041	130,000	125,968	125,340
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	75,783	75,775	75,857

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SoFi Consumer Loan Program LLC 2016-5 A^¤	3.06%		9/25/2028	139,745	$139,282	$139,571
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	100,000	99,835	99,552
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	104,500	104,559	104,708
SoFi Professional Loan Program 2017-A LLC^	4.43	#	3/26/2040	100,000	99,469	97,672
SPS Servicer Advance Receivables Trust^	2.75		11/15/2049	100,000	99,985	99,312
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	69,650	70,279	70,160
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	79,600	79,849	79,949
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	128,050	127,617	128,645

Total Other Asset-Backed Securities				6,078,996	5,944,278	5,965,028

Total Asset-Backed Securities				7,328,996	7,193,577	7,219,306

Corporate Bonds — 33.5%*:
Advertising — 0.1%*:
WPP Finance 2010+	5.63		11/15/2043	35,000	38,170	37,171

Aerospace/Defense — 0.0%*:
Spirit AeroSystems, Inc.	3.85		6/15/2026	5,000	4,996	4,989

Agriculture — 1.0%*:
Altria Group, Inc.	4.25		8/9/2042	30,000	26,881	29,247
Bunge Ltd. Finance Corp.	3.25		8/15/2026	25,000	24,978	24,163
Bunge Ltd. Finance Corp.	3.50		11/24/2020	5,000	4,997	5,130
Imperial Brands Finance PLC+^	3.75		7/21/2022	200,000	197,472	205,410
Reynolds American, Inc.	4.45		6/12/2025	30,000	30,576	31,578

Total Agriculture				290,000	284,904	295,528

Airlines — 0.3%*:
Delta Air Lines, Inc.	2.88		3/13/2020	40,000	39,892	40,324
Delta Air Lines, Inc.	3.63		3/15/2022	45,000	44,994	45,936
WestJet Airlines Ltd.+^	3.50		6/16/2021	14,000	13,984	13,907

Total Airlines				99,000	98,870	100,167

Auto Manufacturers — 0.7%*:
Ford Motor Co.	7.45		7/16/2031	10,000	12,550	12,613
General Motors Co.	5.20		4/1/2045	35,000	34,585	34,308
General Motors Financial Co., Inc.	3.20		7/6/2021	80,000	79,874	80,304
General Motors Financial Co., Inc.	3.70		5/9/2023	25,000	24,943	25,094
General Motors Financial Co., Inc.	4.30		7/13/2025	50,000	49,690	50,778

Total Auto Manufacturers				200,000	201,642	203,097

Beverages — 0.4%*:
Anheuser-Busch InBev Finance, Inc.+	3.65		2/1/2026	50,000	49,925	50,560
Anheuser-Busch InBev Worldwide, Inc.+	8.20		1/15/2039	35,000	52,045	53,194
Molson Coors Brewing Co.	4.20		7/15/2046	10,000	9,936	9,364

Total Beverages				95,000	111,906	113,118

Biotechnology — 0.1%*:
Amgen, Inc.	5.15		11/15/2041	25,000	26,041	26,761
Gilead Sciences, Inc.	4.75		3/1/2046	10,000	9,960	10,200

Total Biotechnology				35,000	36,001	36,961

Chemicals — 1.0%*:
Celanese US Holdings LLC	4.63		11/15/2022	25,000	26,334	26,493

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Chemicals (continued):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP^	3.40%	12/1/2026	40,000	$39,898	$40,040
LYB International Finance B.V.	5.25	7/15/2043	35,000	35,992	37,843
Monsanto Co.	4.40	7/15/2044	15,000	14,282	14,579
RPM International, Inc.	3.75	3/15/2027	15,000	14,979	14,992
RPM International, Inc.	6.13	10/15/2019	90,000	97,245	98,185
Westlake Chemical Corp.	3.60	7/15/2022	50,000	49,579	50,900

Total Chemicals			270,000	278,309	283,032

Commercial Banks — 3.8%*:
Associated Banc-Corp	2.75	11/15/2019	45,000	45,163	45,449
Associated Banc-Corp	4.25	1/15/2025	70,000	70,018	71,034
Bank of America Corp.	7.63	6/1/2019	120,000	133,222	133,775
Bank of America Corp. MTN	4.18	11/25/2027	65,000	65,000	65,236
Bank of America Corp. MTN	4.45	3/3/2026	25,000	25,000	25,639
Bank of America Corp. MTN	5.88	2/7/2042	25,000	28,653	30,066
Bank of Nova Scotia (The)+	4.50	12/16/2025	30,000	30,372	31,342
Citigroup, Inc.	3.88	3/26/2025	60,000	58,539	59,608
Citigroup, Inc.	4.60	3/9/2026	45,000	44,919	46,212
First Horizon National Corp.	3.50	12/15/2020	30,000	30,733	30,825
Fulton Financial Corp.	3.60	3/16/2022	35,000	34,866	35,327
Goldman Sachs Group, Inc. (The)	3.50	11/16/2026	35,000	34,912	34,217
Goldman Sachs Group, Inc. (The)	5.15	5/22/2045	70,000	67,780	73,551
Goldman Sachs Group, Inc. (The)	5.95	1/15/2027	60,000	66,958	68,469
JPMorgan Chase & Co.	3.63	12/1/2027	80,000	79,866	77,614
JPMorgan Chase & Co.	4.50	1/24/2022	25,000	26,433	26,942
JPMorgan Chase & Co.	4.95	6/1/2045	40,000	39,312	42,143
Morgan Stanley	3.95	4/23/2027	100,000	95,154	99,039
Morgan Stanley	4.88	11/1/2022	55,000	58,891	59,469
SVB Financial Group	3.50	1/29/2025	40,000	39,170	39,095

Total Commercial Banks			1,055,000	1,074,961	1,095,052

Commercial Services — 0.3%*:
ERAC USA Finance LLC^	4.20	11/1/2046	70,000	69,471	63,647
ERAC USA Finance LLC^	5.63	3/15/2042	20,000	21,530	22,050

Total Commercial Services			90,000	91,001	85,697

Construction Materials — 0.6%*:
Masco Corp.	3.50	4/1/2021	48,000	47,866	48,845
Owens Corning	4.20	12/1/2024	50,000	49,402	51,514
Standard Industries, Inc.^	5.00	2/15/2027	70,000	70,000	68,600

Total Construction Materials			168,000	167,268	168,959

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	5.45	12/15/2024	45,000	46,164	44,279

Diversified Financial Services — 4.0%*:
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.50	5/26/2022	150,000	149,843	151,144
Affiliated Managers Group, Inc.	4.25	2/15/2024	50,000	51,288	52,125
Air Lease Corp.	2.63	9/4/2018	110,000	109,737	110,922
Air Lease Corp.	3.38	1/15/2019	25,000	25,358	25,580
Air Lease Corp.	3.38	6/1/2021	5,000	4,961	5,097
Athene Global Funding^	4.00	1/25/2022	145,000	144,957	147,453
Brookfield Finance LLC	4.00	4/1/2024	70,000	69,821	70,415
Brookfield Finance, Inc.+	4.25	6/2/2026	60,000	59,461	60,292
Discover Financial Services	4.10	2/9/2027	40,000	39,965	40,013

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified Financial Services (continued):
Discover Financial Services Inc.	3.75%	3/4/2025	30,000	$28,956	$29,430
General Electric Co. MTN	6.88	1/10/2039	35,000	46,675	49,701
Genpact Luxembourg Sarl^	3.70	4/1/2022	55,000	54,987	55,161
International Lease Finance Corp.	6.25	5/15/2019	145,000	155,498	156,236
Lazard Group LLC	3.63	3/1/2027	50,000	49,792	48,757
Lazard Group LLC	4.25	11/14/2020	130,000	135,011	136,728
Legg Mason, Inc.	4.75	3/15/2026	5,000	4,998	5,246
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.^	4.50	3/15/2027	25,000	24,802	25,401

Total Diversified Financial Services			1,130,000	1,156,110	1,169,701

Electric — 1.1%*:
Appalachian Power Co.	6.70	8/15/2037	30,000	37,450	38,424
CMS Energy Corp.	3.88	3/1/2024	50,000	51,222	51,597
Duke Energy Corp.	3.75	9/1/2046	25,000	24,986	22,444
Duke Energy Florida LLC	3.10	8/15/2021	50,000	51,143	51,439
Indianapolis Power & Light Co.^	4.05	5/1/2046	45,000	44,704	43,369
NiSource Finance Corp.	6.13	3/1/2022	50,000	56,105	57,271
Puget Sound Energy, Inc.	4.30	5/20/2045	30,000	30,656	31,353
Southwestern Public Service Co.	6.00	10/1/2036	30,000	35,551	36,203

Total Electric			310,000	331,817	332,100

Electrical Components and Equipment — 0.2%*:
Legrand France SA+	8.50	2/15/2025	35,000	45,920	45,426

Electronics — 0.4%*:
Agilent Technologies, Inc.	3.88	7/15/2023	50,000	50,516	51,922
Avnet, Inc.	3.75	12/1/2021	10,000	9,979	10,114
FLIR Systems, Inc.	3.13	6/15/2021	25,000	24,985	25,138
Tech Data Corp.	3.70	2/15/2022	20,000	19,971	20,069

Total Electronics			105,000	105,451	107,243

Environmental Control — 0.4%*:
Republic Services, Inc.	4.75	5/15/2023	50,000	53,729	54,990
Waste Management, Inc.	7.00	7/15/2028	50,000	64,305	64,295

Total Environmental Control			100,000	118,034	119,285

Food — 0.1%*:
Kraft Heinz Foods Co.	3.00	6/1/2026	20,000	19,919	18,795

Forestry and Paper Products — 0.6%*:
Celulosa Arauco y Constitucion SA+	4.75	1/11/2022	30,000	30,995	31,426
Domtar Corp.	4.40	4/1/2022	50,000	50,685	52,296
International Paper Co.	9.38	5/15/2019	73,000	82,685	83,859

Total Forestry and Paper Products			153,000	164,365	167,581

Gas — 0.1%*:
Spire, Inc.	4.70	8/15/2044	25,000	25,255	25,012

Healthcare-Products — 0.5%*:
Abbott Laboratories	2.80	9/15/2020	40,000	40,398	40,348
Abbott Laboratories	2.90	11/30/2021	30,000	29,950	30,131
Abbott Laboratories	3.75	11/30/2026	20,000	19,856	19,975
Abbott Laboratories	4.90	11/30/2046	15,000	14,884	15,538
Becton Dickinson and Co.	4.69	12/15/2044	25,000	25,952	26,096

Total Healthcare-Products			130,000	131,040	132,088

Healthcare-Services — 0.3%*:
Humana, Inc.	3.95	3/15/2027	40,000	39,951	40,899
Humana, Inc.	4.80	3/15/2047	20,000	19,981	20,908

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare-Services (continued):
UnitedHealth Group, Inc.	6.88%		2/15/2038	25,000	$34,471	$33,981

Total Healthcare-Services				85,000	94,403	95,788

Housewares — 0.3%*:
Newell Brands, Inc.	3.85		4/1/2023	40,000	39,989	41,343
Newell Brands, Inc.	3.90		11/1/2025	20,000	19,945	20,508
Toro Co. (The)	7.80		6/15/2027	25,000	31,664	30,738

Total Housewares				85,000	91,598	92,589

Insurance — 3.2%*:
Allstate Corp. (The)	5.75	#	8/15/2053	110,000	116,504	118,041
American International Group, Inc.	3.90		4/1/2026	20,000	19,991	20,068
Arch Capital Finance LLC	4.01		12/15/2026	20,000	20,000	20,508
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,307	26,755
Brown & Brown, Inc.	4.20		9/15/2024	58,000	58,350	59,464
Enstar Group Ltd.	4.50		3/10/2022	20,000	20,000	20,252
Liberty Mutual Group, Inc.^	4.25		6/15/2023	50,000	51,374	52,511
Marsh & McLennan Cos., Inc.	5.88		8/1/2033	20,000	23,063	24,194
MetLife Capital Trust IV^	7.88		12/15/2037	100,000	124,937	123,000
Prudential Financial, Inc.	5.63	#	6/15/2043	50,000	52,541	53,575
Prudential Financial, Inc.	8.88	#	6/15/2038	100,000	117,109	107,500
Reinsurance Group of America, Inc.	3.95		9/15/2026	40,000	39,998	40,340
Reinsurance Group of America, Inc.	4.70		9/15/2023	90,000	96,463	96,886
Trinity Acquisition PLC+	4.40		3/15/2026	5,000	4,981	5,125
Unum Group	3.00		5/15/2021	20,000	19,964	20,022
Unum Group	3.88		11/5/2025	25,000	24,997	24,949
Unum Group	4.00		3/15/2024	30,000	30,763	30,583
Willis North America, Inc.+	7.00		9/29/2019	50,000	54,324	55,402
XLIT Ltd.+	5.50		3/31/2045	30,000	28,778	29,980

Total Insurance				863,000	929,444	929,155

Internet — 1.0%*:
Baidu, Inc.+	2.25		11/28/2017	200,000	200,338	200,425
Expedia, Inc.	5.00		2/15/2026	40,000	39,833	42,750
Expedia, Inc.	7.46		8/15/2018	45,000	48,022	48,188

Total Internet				285,000	288,193	291,363

Investment Company Security — 0.2%*:
Ares Capital Corp.	3.88		1/15/2020	30,000	30,474	30,599
FS Investment Corp.	4.00		7/15/2019	30,000	30,361	30,262

Total Investment Company Security				60,000	60,835	60,861

Iron/Steel — 0.1%*:
Vale Overseas Ltd.+	6.88		11/21/2036	15,000	14,988	16,127

IT Services — 0.6%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	4.42		6/15/2021	45,000	44,989	47,058
Everett Spinco, Inc.^	2.88		3/27/2020	15,000	14,953	15,126
Everett Spinco, Inc.^	4.25		4/15/2024	20,000	19,904	20,337
Everett Spinco, Inc.^	4.75		4/15/2027	40,000	39,958	40,795
Leidos Holdings, Inc.	4.45		12/1/2020	50,000	50,312	52,000

Total IT Services				170,000	170,116	175,316

Media — 0.4%*:
Comcast Corp.	3.40		7/15/2046	20,000	19,828	17,113
Discovery Communications LLC	4.88		4/1/2043	25,000	22,779	22,646
Time Warner Cable LLC	4.50		9/15/2042	60,000	49,376	54,377

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Media (continued):
Time Warner Cable LLC	5.50%	9/1/2041	35,000	$32,664	$35,894

Total Media			140,000	124,647	130,030

Mining — 0.2%*:
Glencore Funding LLC^	4.00	4/16/2025	50,000	49,933	49,759

Miscellaneous Manufacturing — 0.4%*:
Carlisle Cos., Inc.	3.75	11/15/2022	50,000	50,163	50,361
Textron, Inc.	3.65	3/15/2027	15,000	14,981	14,896
Textron, Inc.	4.30	3/1/2024	50,000	51,202	52,452

Total Miscellaneous Manufacturing			115,000	116,346	117,709

Office/Business Equip — 0.4%*:
Pitney Bowes, Inc.	3.38	10/1/2021	115,000	114,713	113,015

Oil and Gas — 1.4%*:
Anadarko Petroleum Corp.	5.55	3/15/2026	20,000	19,943	22,196
Encana Corp.	6.50	2/1/2038	15,000	17,088	16,750
Marathon Petroleum Corp.	6.50	3/1/2041	30,000	33,296	33,204
Nabors Industries, Inc.^	5.50	1/15/2023	35,000	36,065	35,722
Newfield Exploration Co.	5.38	1/1/2026	140,000	139,872	146,216
PBF Holding Co. LLC/PBF Finance Corp.	7.00	11/15/2023	25,000	25,586	25,062
Petroleos Mexicanos+	5.50	1/21/2021	55,000	58,619	58,217
Petroleos Mexicanos+^	6.50	3/13/2027	15,000	14,867	16,136
Pioneer Natural Resources Co.	7.50	1/15/2020	50,000	55,697	56,594
Rowan Cos., Inc.	4.88	6/1/2022	8,000	7,986	7,640

Total Oil and Gas			393,000	409,019	417,737

Oil and Gas Services — 0.7%*:
National Oilwell Varco, Inc.	2.60	12/1/2022	33,000	31,168	31,584
National Oilwell Varco, Inc.	3.95	12/1/2042	27,000	22,094	21,732
Schlumberger Holdings Corp.^	4.00	12/21/2025	25,000	24,986	26,054
SESI LLC	7.13	12/15/2021	32,000	33,476	32,400
Weatherford International Ltd.	5.95	4/15/2042	30,000	25,169	26,100
Weatherford International Ltd.	6.00	3/15/2018	50,000	51,094	50,750

Total Oil and Gas Services			197,000	187,987	188,620

Packaging and Containers — 0.4%*:
Brambles USA, Inc.+^	4.13	10/23/2025	10,000	9,979	10,247
Brambles USA, Inc.+^	5.35	4/1/2020	50,000	53,440	53,697
Sonoco Products Co.	4.38	11/1/2021	41,000	43,057	43,347

Total Packaging and Containers			101,000	106,476	107,291

Pharmaceuticals — 1.7%*:
AbbVie, Inc.	3.20	5/14/2026	35,000	34,876	33,645
AbbVie, Inc.	4.70	5/14/2045	30,000	29,325	29,920
Allergan, Inc.	2.80	3/15/2023	50,000	46,900	48,295
AstraZeneca PLC+	6.45	9/15/2037	35,000	44,708	45,699
Express Scripts Holding Co.	4.50	2/25/2026	30,000	30,956	30,773
Express Scripts Holding Co.	4.80	7/15/2046	25,000	24,957	23,952
McKesson Corp.	6.00	3/1/2041	50,000	55,813	58,076
Mylan NV	3.95	6/15/2026	25,000	24,820	24,471
Mylan NV	5.25	6/15/2046	40,000	39,994	40,962
Mylan, Inc.	2.55	3/28/2019	60,000	59,778	60,230
Shire Acquisitions Investments Ireland DAC+	2.88	9/23/2023	100,000	99,988	97,032
Teva Pharmaceutical Finance Netherlands III B.V.+	4.10	10/1/2046	10,000	9,918	8,614

Total Pharmaceuticals			490,000	502,033	501,669

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pipelines — 1.7%*:
Energy Transfer Partners LP	4.20%	4/15/2027	25,000	$24,947	$24,700
Energy Transfer Partners LP	4.75	1/15/2026	30,000	29,832	30,903
EnLink Midstream Partners LP	4.85	7/15/2026	10,000	9,987	10,319
Enterprise Products Operating LLC	5.95	2/1/2041	25,000	26,698	28,579
Kinder Morgan Energy Partners LP MTN	6.95	1/15/2038	30,000	32,004	34,808
Kinder Morgan, Inc.	3.05	12/1/2019	35,000	35,084	35,589
MPLX LP	4.00	2/15/2025	77,000	75,600	76,307
MPLX LP	4.13	3/1/2027	15,000	14,976	14,935
MPLX LP	4.88	12/1/2024	38,000	39,785	39,974
MPLX LP	4.88	6/1/2025	23,000	23,911	24,092
MPLX LP	5.20	3/1/2047	5,000	4,965	5,031
MPLX LP	5.50	2/15/2023	20,000	20,865	20,620
Phillips 66 Partners LP	4.90	10/1/2046	15,000	14,896	14,282
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/2026	30,000	29,917	30,593
Sabine Pass Liquefaction LLC^	4.20	3/15/2028	75,000	74,928	74,086
Western Gas Partners LP	4.00	7/1/2022	30,000	30,803	30,808

Total Pipelines			483,000	489,198	495,626

Real Estate — 0.1%*:
Prologis LP	3.35	2/1/2021	25,000	25,393	25,742

Real Estate Investment Trusts — 1.3%*:
American Tower Corp.	3.45	9/15/2021	80,000	80,051	81,443
Brandywine Operating Partnership LP	4.95	4/15/2018	40,000	41,022	41,093
Crown Castle International Corp.	4.00	3/1/2027	20,000	19,917	20,125
CubeSmart LP	3.13	9/1/2026	45,000	44,789	42,269
DDR Corp.	4.75	4/15/2018	3,000	3,077	3,068
Digital Realty Trust LP	3.40	10/1/2020	20,000	19,968	20,428
Digital Realty Trust LP	3.95	7/1/2022	35,000	35,195	36,451
Host Hotels & Resorts LP	3.88	4/1/2024	40,000	39,831	40,304
Host Hotels & Resorts LP	4.75	3/1/2023	50,000	52,040	52,908
Tanger Properties LP	3.13	9/1/2026	40,000	37,960	37,207
Weingarten Realty Investors	3.25	8/15/2026	10,000	9,920	9,531

Total REITS			383,000	383,770	384,827

Retail — 1.2%*:
Advance Auto Parts, Inc.	4.50	12/1/2023	65,000	69,950	68,426
CVS Pass-Through Trust^	5.93	1/10/2034	30,316	34,606	34,626
El Puerto de Liverpool SAB de CV+^	3.95	10/2/2024	200,000	199,159	195,500
Wal-Mart Stores, Inc.	5.63	4/1/2040	30,000	35,571	36,924
Walgreens Boots Alliance, Inc.	2.70	11/18/2019	25,000	25,131	25,334

Total Retail			350,316	364,417	360,810

Semiconductors — 0.3%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.^	3.88	1/15/2027	35,000	34,848	35,185
Lam Research Corp.	2.75	3/15/2020	50,000	49,941	50,581

Total Semiconductors			85,000	84,789	85,766

Software — 0.3%*:
Broadridge Financial Solutions, Inc.	3.40	6/27/2026	20,000	19,923	19,496
CA, Inc.	3.60	8/15/2022	20,000	19,982	20,294
Oracle Corp.	5.38	7/15/2040	35,000	38,981	40,623

Total Software			75,000	78,886	80,413

Telecommunications — 1.1%*:
AT&T, Inc.	3.40	5/15/2025	40,000	38,602	38,637
AT&T, Inc.	3.80	3/1/2024	40,000	39,975	40,615

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Telecommunications (continued):
AT&T, Inc.	5.25%		3/1/2037	50,000	$49,765	$50,973
AT&T, Inc.	6.55		2/15/2039	25,000	28,946	29,493
Telefonaktiebolaget LM Ericsson+	4.13		5/15/2022	30,000	31,099	30,613
Verizon Communications, Inc.	3.50		11/1/2024	35,000	34,451	34,706
Verizon Communications, Inc.	6.55		9/15/2043	75,000	93,633	92,027

Total Telecommunications				295,000	316,471	317,064

Transportation — 0.2%*:
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.38		2/1/2022	45,000	44,313	45,661

Trucking and Leasing — 0.1%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	40,000	39,911	40,401

Total Corporate Bonds				9,340,316	9,619,982	9,708,620

Foreign Government — 0.5%*:
Canada — 0.1%*:
Province of Quebec Canada+	2.63		2/13/2023	25,000	25,202	25,212

Mexico — 0.4%*:
Mexico Government International Bond+	4.75		3/8/2044	68,000	69,497	66,215
Mexico Government International Bond+	5.55		1/21/2045	60,000	64,644	64,800

Total Mexico				128,000	134,141	131,015

Total Foreign Government				153,000	159,343	156,227

Mortgage-Backed Securities — 2.4%*:
Banc of America Commercial Mortgage Trust 2008-1 A4	6.23	#	2/10/2051	100,201	108,874	101,766
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM	5.89	#	6/11/2050	85,000	91,192	86,127
GS Mortgage Securities Trust 2015-GC32 B	4.40	#	7/10/2048	100,000	102,869	104,918
JP Morgan Mortgage Trust 2017-1 A11^	3.50	#	1/25/2047	99,729	99,262	99,503
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	5.94	#	4/17/2045	3,342	3,467	3,336
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM	5.98	#	2/12/2051	110,000	119,413	111,582
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.30	#	1/11/2043	97,327	106,353	99,710
Wachovia Bank Commercial Mortgage Trust 2007-C33 A1A	6.05	#	2/15/2051	97,668	105,733	98,319

Total Mortgage-Backed Securities				693,267	737,163	705,261

U.S. Treasury & Government Agencies — 26.0%*:
Federal Home Loan Mortgage Corp.	3.50		11/1/2045	225,579	234,698	231,602
Federal Home Loan Mortgage Corp.	3.50		7/1/2046	58,575	61,954	60,155
Federal Home Loan Mortgage Corp.	3.50		11/1/2046	79,160	83,644	81,237
Federal Home Loan Mortgage Corp.	3.50		3/1/2047	174,503	178,003	178,589
Federal Home Loan Mortgage Corp.	4.50		8/1/2040	17,867	19,628	19,351
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	25,195	27,538	27,196
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	30,079	32,872	32,362
Federal Home Loan Mortgage Corp.	4.50		1/1/2042	23,582	25,776	25,451
Federal Home Loan Mortgage Corp.	4.50		5/1/2042	123,615	134,857	132,848
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	21,075	23,102	22,829
Federal Home Loan Mortgage Corp. TBA	4.00		5/1/2047	350,000	362,633	366,324
Federal National Mortgage Association	3.50		12/1/2028	57,008	60,549	59,532
Federal National Mortgage Association	3.50		11/1/2045	291,339	303,442	299,094

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):

Federal National Mortgage Association	3.50%		12/1/2045	100,840	$104,208	$103,610
Federal National Mortgage Association	3.50		1/1/2046	272,824	283,372	280,317
Federal National Mortgage Association	3.50		12/1/2046	173,209	177,440	177,302
Federal National Mortgage Association	3.50		2/1/2047	124,797	128,138	127,729
Federal National Mortgage Association	4.00		9/1/2042	68,162	73,638	72,001
Federal National Mortgage Association	4.00		4/1/2046	22,912	24,609	24,043
Federal National Mortgage Association	4.00		5/1/2056	193,318	202,601	202,365
Federal National Mortgage Association	4.50		9/1/2040	13,368	14,628	14,393
Federal National Mortgage Association	4.50		3/1/2041	19,295	21,208	20,857
Federal National Mortgage Association	4.50		10/1/2042	25,770	28,174	27,783
Federal National Mortgage Association	4.50		11/1/2042	48,905	53,654	52,901
Federal National Mortgage Association	4.50		6/1/2044	27,762	29,888	30,007
Federal National Mortgage Association	5.00		6/1/2040	12,839	14,285	14,212
Federal National Mortgage Association	5.00		7/1/2040	97,301	107,794	106,451
Federal National Mortgage Association	5.00		2/1/2044	37,932	42,132	41,647
Federal National Mortgage Association TBA	3.00		4/1/2047	175,000	172,293	173,523
Federal National Mortgage Association TBA	3.50		4/1/2047	875,000	891,029	895,098
Federal National Mortgage Association TBA	4.00		4/1/2047	275,000	287,934	288,471
Federal National Mortgage Association TBA	4.50		4/1/2047	150,000	160,195	160,863
Government National Mortgage Association TBA	3.50		3/20/2043	800,000	826,561	828,062
Government National Mortgage Association TBA	4.00		4/20/2042	350,000	368,539	368,997
Montana Higher Education Student Assistance Corp.	2.03	#	7/20/2043	150,000	145,136	145,126
Navient Student Loan Trust 2017-1A A3^	1.92	#	7/26/2066	120,000	120,000	119,986
SLM Student Loan Trust 2002-7 B	3.28	#	12/15/2039	80,000	80,062	80,062
U.S. Treasury Bond	2.50		5/15/2046	420,000	376,595	376,146
U.S. Treasury Bond	3.50		2/15/2039	530,000	581,746	583,311
U.S. Treasury Inflation Indexed Note	0.13		7/15/2026	263,354	257,524	256,961
U.S. Treasury Note	2.00		11/15/2026	180,000	173,065	173,883
U.S. Treasury Notes	1.63		3/15/2020	100,000	100,352	100,359
U.S. Treasury Notes	1.88		3/31/2022	160,000	159,563	159,588

Total U.S. Treasury & Government Agencies				7,345,165	7,555,059	7,542,624

Total Fixed Income				24,860,744	25,265,124	25,332,038

				SHARES	COST	FAIR VALUE
Mutual Fund — 8.8%*:
Barings US High Yield Fund				241,245	2,335,320	2,537,901

	STRIKE PRICE	EXPIRATION DATE	NOTIONAL	COST	FAIR VALUE
Purchased Options — 0.4%*:
Call Option Purchased — 0.1%*:
OTC - BCM Swaption with JPMorgan Chase Bank N.A.	$2.60	1/11/2022	342,000	44,580	32,478

Put Options Purchased — 0.3%*:
OTC - BCM Swaption with JPMorgan Chase Bank, N.A.	2.60	1/11/2022	570,000	74,300	74,623

Total Purchased Options			912,000	118,880	107,101

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 15.5%*:
Bank Deposit — 1.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01%	4/3/2017	409,458	$409,458	$409,458

Commercial Paper — 14.1%*:
Auto Manufacturers — 2.1%*:
Ford Motor Credit Co. LLC	Zero Coupon	5/9/2017	625,000	624,208	624,171

Chemicals — 2.2%*:
Monsanto Co.	Zero Coupon	4/25/2017	625,000	624,437	624,476

Electric — 2.4%*:
Molex Electronics Technologies	Zero Coupon	4/11/2017	700,000	699,767	699,757

Healthcare-Products — 0.9%*:
Becton Dickinson and Co.	Zero Coupon	7/5/2017	250,000	249,096	249,097

IT Services — 2.2%*:
HP, Inc.	Zero Coupon	4/18/2017	625,000	624,649	624,745

Oil and Gas Services — 2.1%*:
Enbridge, Inc.	Zero Coupon	6/1/2017	625,000	623,634	623,578

Software — 2.2%*:
Hewlett Packard Enterprise Co.	Zero Coupon	4/3/2017	625,000	624,960	624,959

Total Commercial Paper			4,075,000	4,070,751	4,070,783

Total Short-Term Investments			4,484,458	4,480,209	4,480,241

Total Investments			30,498,447	32,199,533	32,457,281

Other assets and liabilities – (12.0%)*					(3,470,152)

Net Assets – 100.0%					$28,987,129

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	95.0%
Mexico	1.2%
Other (Individually less than 1%)	3.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

A summary of outstanding derivatives at March 31, 2017 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
3/6/18	EUR/CZK	Bank of America N.A.	534,130	20,000	$9
4/18/17	EUR/PLN	BNP Paribas S.A.	291,241	66,134	2,835
4/18/17	PLN/EUR	Citibank N.A.	2,000	8,677	(53)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$2,791

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	Goldman Sachs & Co.	AUD	9	7	7	$—
4/18/17	JPMorgan Chase Bank N.A.	CAD	18,644	14,022	14,000	22
4/18/17	Citibank N.A.	CAD	28,388	21,351	21,315	36
5/2/17	Goldman Sachs & Co.	CLP	8,615,100	13,037	13,000	37
6/6/17	Bank of America N.A.	EUR	60,249	64,460	65,000	(540)
4/18/17	JPMorgan Chase Bank N.A.	KZT	11,655,000	37,043	34,355	2,688
4/18/17	JPMorgan Chase Bank N.A.	MXN	3,018,836	160,892	137,687	23,205
4/18/17	Goldman Sachs & Co.	SEK	315,621	35,246	34,940	306

Net unrealized appreciation on forward foreign exchange contracts to buy						$25,754

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	Goldman Sachs & Co.	AUD	9	7	7	$—
4/18/17	Bank of America N.A.	CAD	47,031	35,373	35,657	284
5/2/17	BNP Paribas S.A.	CLP	9,208,500	13,935	14,183	248
6/6/17	Bank of America N.A.	CLP	13,860,000	20,943	21,000	57
6/6/17	Citibank N.A.	CLP	9,297,680	14,049	14,000	(49)
11/14/17	BNP Paribas S.A.	CNH	502,158	71,901	72,000	99
4/18/17	BNP Paribas S.A.	EUR	28,650	30,583	30,460	(123)
4/18/17	Citibank N.A.	ILS	77,916	21,518	20,331	(1,187)
4/18/17	Bank of America N.A.	INR	952,420	14,683	14,000	(683)
5/30/17	JPMorgan Chase Bank N.A.	INR	471,716	7,243	7,000	(243)
6/7/17	Citibank N.A.	KRW	24,108,000	21,587	21,000	(587)
4/18/17	JPMorgan Chase Bank N.A.	MXN	100,412	5,352	5,000	(352)
4/18/17	Goldman Sachs & Co.	MXN	874,674	46,616	45,000	(1,616)
6/13/17	Goldman Sachs & Co.	MXN	38,107	2,014	2,000	(14)
6/6/17	JPMorgan Chase Bank N.A.	NOK	118,438	13,803	14,000	197
4/18/17	Bank of America N.A.	SEK	315,621	35,246	34,896	(350)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(4,319)

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Currency Legend

AUD – Australian Dollar

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

CZK – Czech Koruna

EUR – Euro

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

NOK – Norwegian Krona

PLN – Polish Zloty

SEK – Swedish Krona

Futures

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Long Futures
U.S. 2-Year Treasury Note	06/30/17	13	Long	$2,813,891	$2,303
U.S. 5-Year Treasury Note	06/30/17	16	Long	1,883,625	4,457
U.S. Ultra Bond	06/21/17	6	Long	963,750	10,217

Total Long Futures					$16,977

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	60,000	60,000	$140	$(7,672)	$(7,812)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	70,000	70,000	(5,309)	(8,950)	(3,641)

Total OTC Credit Default Swap						(5,169)	(16,622)	(11,453)

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.BBB-.6	1.00%	6/20/2022	480,000	480,000	(7,322)	(7,840)	(518)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbreviation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.7%*:

Corporate Bonds — 28.0%*:

Auto Parts&Equipment — 1.4%*:
Metalsa SA de CV+^	4.90%		4/24/2023	150,000	$137,492	$143,062

Chemicals — 2.1%*:
OCP SA+	6.88		4/25/2044	200,000	209,816	214,699

Commercial Banks — 7.8%*:
BBVA Bancomer SA+^	5.35	#	11/12/2029	200,000	198,607	197,000
BBVA Bancomer SA+^	6.75		9/30/2022	200,000	219,963	223,500
Sberbank of Russia Via SB Capital SA+^	5.50	#	2/26/2024	200,000	187,782	205,800
Turkiye Halk Bankasi AS+^	3.88		2/5/2020	200,000	195,688	190,750

Total Commercial Banks				800,000	802,040	817,050

Construction Materials — 1.6%*:
Cemex SAB de CV+^	4.38		3/5/2023	150,000	165,453	167,941

Electric — 2.0%*:
Abengoa Transmision Sur SA+^	6.88		4/30/2043	199,580	204,505	213,551

Food — 1.9%*:
Minerva Luxembourg SA+^	6.50		9/20/2026	200,000	198,262	194,676

Gas — 2.3%*:
Fermaca Enterprises S de RL de CV+^	6.38		3/30/2038	238,428	232,579	244,389

Media — 4.0%*:
Altice Financing SA+^	6.63		2/15/2023	200,000	196,831	208,200
VTR Finance B.V.+^	6.88		1/15/2024	200,000	187,106	208,000

Total Media				400,000	383,937	416,200

Oil and Gas — 3.2%*:
Petrobras Global Finance BV+	4.75		1/14/2025	225,000	240,365	246,631
Petrobras Global Finance BV+	5.63		5/20/2043	100,000	75,640	81,829

Total Oil and Gas				325,000	316,005	328,460

Telecommunications — 1.7%*:
Digicel Ltd.+^	6.75		3/1/2023	200,000	188,989	178,500

Total Corporate Bonds				2,863,008	2,839,078	2,918,528

Foreign Government — 64.7%*:
Argentina — 3.3%*:
Province of Santa Fe+^	6.90		11/1/2027	150,000	150,000	141,375
Provincia de Cordoba+^	7.13		6/10/2021	200,000	200,000	206,500

Total Argentina				350,000	350,000	347,875

Armenia — 2.1%*:
Republic of Armenia International Bond+^	7.15		3/26/2025	200,000	211,999	213,750

Brazil — 8.4%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00		8/15/2050	460,000	381,633	491,187
Brazilian Government International Bond+	8.25		1/20/2034	200,000	230,255	248,500
Brazilian Government International Bond+	10.25		1/10/2028	411,000	134,076	133,254

Total Brazil				1,071,000	745,964	872,941

Colombia — 6.8%*:
Colombia Government International Bond+	5.63		2/26/2044	200,000	206,419	218,200

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Colombia (continued):
Colombian TES+	7.75%	9/18/2030	1,311,000,000	$454,514	$491,781

Total Colombia			1,311,200,000	660,933	709,981

Croatia — 2.1%*:
Croatia Government International Bond+^	5.50	4/4/2023	200,000	206,883	215,500

Dominican Republic — 2.0%*:
Dominican Republic International Bond+^	5.88	4/18/2024	200,000	197,106	209,500

El Salvador — 2.0%*:
El Salvador Government International Bond+^	7.38	12/1/2019	200,000	204,757	204,500

Ghana — 2.2%*:
Ghana Government International Bond+^	10.75	10/14/2030	200,000	213,358	234,000

Indonesia — 5.3%*:
Indonesia Treasury Bond+	7.00	5/15/2022	1,300,000,000	98,427	97,888
Indonesia Treasury Bond+	7.00	5/15/2027	2,700,000,000	202,225	201,389
Indonesia Treasury Bond+	8.38	3/15/2034	3,140,000,000	214,946	248,658

Total Indonesia			7,140,000,000	515,598	547,935

Malaysia — 3.3%*:
Malaysia Government Bond+	4.13	4/15/2032	1,610,000	360,964	341,650

Mexico — 11.6%*:
Mexican Bonos+	7.75	11/13/2042	14,200,000	811,553	783,621
Mexico Government International Bond+	5.75	10/12/2110	430,000	413,381	427,850

Total Mexico			14,630,000	1,224,934	1,211,471

Peru — 6.0%*:
Peru Government Bond+	6.85	2/12/2042	590,000	184,239	189,237
Peru Government Bond+	6.90	8/12/2037	600,000	197,040	196,120
Peru Government Bond+	6.95	8/12/2031	720,000	241,604	238,290

Total Peru			1,910,000	622,883	623,647

Russia — 2.8%*:
Russian Federal Bond - OFZ+	8.50	9/17/2031	16,000,000	282,206	297,022

South Africa — 6.8%*:
South Africa Government Bond+	6.50	2/28/2041	4,200,000	206,671	220,523
South Africa Government Bond+	8.75	2/28/2048	7,300,000	464,424	491,031

Total South Africa			11,500,000	671,095	711,554

Total Foreign Government			8,499,271,000	6,468,680	6,741,326

Total Fixed Income			8,502,134,008	9,307,758	9,659,854

Short-Term Investments — 3.9%*:
Bank Deposit — 3.9%*:
State Street Bank & Trust Co. Euro Time Deposit	0.09	4/3/2017	407,603	407,603	407,603

Total Investments			8,502,541,611	9,715,361	10,067,457

Other assets and liabilities – 3.4%*					350,531

Net Assets – 100.0%					$10,417,988

‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	22.6%
Brazil	14.5%
Peru	8.7%
South Africa	7.4%
Colombia	7.3%
Indonesia	5.7%
Russia	5.2%
Argentina	3.6%
Malaysia	3.5%
Ghana	2.4%
Croatia	2.2%
Morocco	2.2%
Armenia	2.2%
Dominican Republic	2.2%
Portugal	2.2%
Chile	2.2%
El Salvador	2.1%
Turkey	2.0%
Jamaica	1.8%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.

A summary of outstanding derivatives at March 31, 2017 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	CZK/EUR	Citibank N.A.	9,000	242,740	$(9)
3/6/18	EUR/CZK	Bank of America N.A.	7,798,298	292,000	127
4/18/17	EUR/PLN	BNP Paribas S.A.	4,145,141	941,259	40,345
4/18/17	HUF/EUR	JPMorgan Chase Bank N.A.	410,476	127,012,029	(1,083)
4/18/17	PLN/EUR	Citibank N.A.	14,000	60,739	(369)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$39,011

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	Goldman Sachs & Co.	AUD	1,394	1,065	1,048	$17
4/18/17	JPMorgan Chase Bank N.A.	CAD	251,688	189,302	189,000	302
4/18/17	Citibank N.A.	CAD	410,780	308,961	308,441	520

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/2/17	Goldman Sachs & Co.	CLP	128,563,800	194,554	194,000	$554
4/18/17	BNP Paribas S.A.	EUR	134,790	143,883	145,961	(2,078)
6/6/17	Bank of America N.A.	EUR	859,247	919,296	927,000	(7,704)
4/18/17	JPMorgan Chase Bank N.A.	HUF	127,109,790	439,587	436,458	3,129
4/18/17	JPMorgan Chase Bank N.A.	KZT	164,636,500	523,262	485,296	37,966
4/18/17	JPMorgan Chase Bank N.A.	MXN	29,204,775	1,556,495	1,332,208	224,287
4/18/17	Goldman Sachs & Co.	SEK	2,688,211	300,195	297,589	2,606
4/18/17	JPMorgan Chase Bank N.A.	ZAR	4,181,186	310,906	304,311	6,595

Net unrealized appreciation on forward foreign exchange contracts to buy						$266,194

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
6/14/17	BNP Paribas S.A.	ARS	1,637,508	103,134	102,000	$(1,134)
4/18/17	Goldman Sachs & Co.	AUD	1,394	1,064	1,024	(40)
4/18/17	Bank of America N.A.	CAD	662,467	498,263	502,258	3,995
5/2/17	BNP Paribas S.A.	CLP	134,181,000	203,055	206,671	3,616
6/6/17	Citibank N.A.	CLP	141,457,560	213,745	213,000	(745)
6/6/17	Bank of America N.A.	CLP	201,960,000	305,165	306,000	835
11/14/17	JPMorgan Chase Bank N.A.	CNH	216,706	31,029	31,000	(29)
11/14/17	BNP Paribas S.A.	CNH	7,143,357	1,022,810	1,025,000	2,190
4/18/17	Citibank N.A.	COP	1,079,336,614	374,681	359,815	(14,866)
4/18/17	BNP Paribas S.A.	EUR	1,345,769	1,436,555	1,430,768	(5,787)
6/6/17	JPMorgan Chase Bank N.A.	EUR	8,393	8,980	9,000	20
5/30/17	Citibank N.A.	IDR	259,274,000	19,395	19,235	(160)
4/18/17	Citibank N.A.	ILS	1,132,770	312,838	295,585	(17,253)
4/18/17	Bank of America N.A.	INR	13,469,940	207,658	198,000	(9,658)
5/30/17	JPMorgan Chase Bank N.A.	INR	7,277,904	111,757	108,000	(3,757)
6/7/17	Citibank N.A.	KRW	363,916,000	325,863	317,000	(8,863)
4/18/17	Goldman Sachs & Co.	MXN	1,409,968	75,145	67,000	(8,145)
4/18/17	JPMorgan Chase Bank N.A.	MXN	1,064,371	56,727	53,000	(3,727)
6/13/17	Goldman Sachs & Co.	MXN	12,327,719	651,425	647,000	(4,425)
4/18/17	JPMorgan Chase Bank N.A.	MYR	179,000	40,362	40,000	(362)
6/6/17	JPMorgan Chase Bank N.A.	NOK	1,734,264	202,109	205,000	2,891
5/2/17	BNP Paribas S.A.	PEN	636,317	195,358	191,893	(3,465)
4/18/17	Bank of America N.A.	SEK	2,688,211	300,195	297,213	(2,982)
4/18/17	Bank of America N.A.	ZAR	4,181,186	310,905	300,338	(10,567)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(82,418)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

CZK – Czech Koruna

EUR – Euro

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krona

PEN – Peruvian Nouveau Sol

PLN – Polish Zloty

SEK – Swedish Krona

ZAR – South African Rand

FUTURE

TYPE	EXPIRATION DATE	CONTRACTS	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Future
U.S. Ultra Bond	06/21/17	2	Short	$321,250	$(819)

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION	VALUE
Agreement with Bank of America N.A. dated 12/9/15 paying a fixed rate of 1.48% receiving the notional amount multiplied by the KRW-KSDA rate. Expiring 10/24/26	KRW	172,000,000	$5,740	$5,740
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.09% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/27	ZAR	4,300,000	1,808	1,808
Agreement with JPMorgan Chase Bank N.A. dated 4/26/16 paying a fixed rate of 0.26% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 7/15/21	CZK	15,800,000	10,209	10,209
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 7.45% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/20	ZAR	4,460,000	4,684	4,684
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 paying a fixed rate of 1.64% receiving the notional amount multiplied by the KRW-KSDA rate. Expiring 5/20/26	KRW	190,000,000	3,536	3,536

Total Interest Rate Swaps				$25,977

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

OTC Credit Default Swaps - Sell Protection(1) (2)

Credit Default Swaps (continued):

Sell Protection (continued):

REFERENCE OBLIGATION	FIIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Government International Bond	1.00%	6/20/2022	Bank of America N.A.	500,000	500,000	$(30,897)	$(29,754)	$1,143
Colombia Government International Bond	1.00%	6/20/2022	Bank of America N.A.	$100,000	$100,000	$(1,914)	$(1,637)	$277
Indonesia Government International Bond	1.00%	6/20/2022	Citibank N.A.	200,000	200,000	(2,849)	(2,696)	153
Mexico Government International Bond	1.00%	6/20/2022	BNP Paribas S.A.	200,000	200,000	(4,018)	(2,852)	1,166
Panama Government International Bond	1.00%	6/20/2022	Bank of America N.A.	200,000	200,000	(1,829)	(1,904)	(75)
Penerbangan Malaysia Bhd	1.00%	6/20/2022	BNP Paribas S.A.	100,000	100,000	(238)	(281)	(43)
Peruvian Government International Bond	1.00%	6/20/2022	Citibank N.A.	200,000	200,000	(383)	(154)	229

Total OTC Credit Default Swap						(42,128)	(39,278)	2,850

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC	Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 90.0%*:

Foreign Government — 90.0%*+:
Brazil — 4.5%*:
Brazil Notas do Tesouro Nacional Serie B	6.00%	8/15/2050	200,000	$160,124	$210,557
Brazil Notas do Tesouro Nacional Serie F	10.00	1/1/2025	79,000	23,954	24,881

Total Brazil			279,000	184,078	235,438

Chile — 1.0%*:
Chile Government International Bond	5.50	8/5/2020	32,300,000	47,844	51,357

Colombia — 8.1%*:
Colombian TES	4.75	4/4/2035	122,463,550	47,701	48,025
Colombian TES	7.50	8/26/2026	137,000,000	47,070	49,977
Colombian TES	7.75	9/18/2030	863,000,000	237,609	321,615

Total Colombia			1,122,463,550	332,380	419,617

Ghana — 1.0%*:
Ghana Government Bond	24.75	3/1/2021	100,000	26,751	26,260
Ghana Government Bond	24.75	7/19/2021	110,000	28,561	29,093

Total Ghana			210,000	55,312	55,353

Hungary — 4.5%*:
Hungary Government Bond	6.75	11/24/2017	64,970,000	238,712	234,757

Indonesia — 11.0%*:
Indonesia Treasury Bond	7.00	5/15/2027	900,000,000	67,408	67,130
Indonesia Treasury Bond	8.38	3/15/2024	1,000,000,000	82,147	80,187
Indonesia Treasury Bond	8.38	3/15/2034	5,369,000,000	367,947	425,172

Total Indonesia			7,269,000,000	517,502	572,489

Israel — 1.8%*:
Israel Government Bond	5.50	1/31/2042	244,000	88,204	92,479

Malaysia — 8.7%*:
Malaysia Government Bond	3.48	3/15/2023	1,190,000	268,128	260,023
Malaysia Government Bond	4.50	4/15/2030	550,000	128,551	123,627
Malaysia Government Bond	4.94	9/30/2043	300,000	67,484	67,948

Total Malaysia			2,040,000	464,163	451,598

Mexico — 10.6%*:
Mexican Bonos	5.00	6/15/2017	910,000	48,813	48,091
Mexican Bonos	7.50	6/3/2027	930,000	52,829	50,799
Mexican Bonos	7.75	11/13/2042	7,130,000	420,285	391,128
Mexican Bonos	8.50	11/18/2038	1,000,000	47,878	59,092

Total Mexico			9,970,000	569,805	549,110

Peru — 4.7%*:
Peru Government Bond	6.85	2/12/2042	470,000	140,775	150,656
Peru Government Bond	6.95	8/12/2031	285,000	95,519	94,265

Total Peru			755,000	236,294	244,921

Poland — 4.6%*:
Poland Government Bond	2.50	7/25/2018	950,000	249,652	242,133

Romania — 4.2%*:
Romania Government Bond	5.90	7/26/2017	360,000	86,707	85,955
Romania Government Bond	6.75	6/11/2017	550,000	135,564	130,685

Total Romania			910,000	222,271	216,640

Russia — 4.6%*:
Russian Federal Bond - OFZ	7.00	8/16/2023	8,243,000	117,901	139,843

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Russia (continued):
Russian Federal Bond - OFZ	8.50%	9/17/2031	5,300,000	$88,351	$98,276

Total Russia			13,543,000	206,252	238,119

South Africa — 8.9%*:
South Africa Government Bond	6.50	2/28/2041	1,200,000	58,712	63,042
South Africa Government Bond	7.00	2/28/2031	1,900,000	110,422	116,275
South Africa Government Bond	8.75	2/28/2048	4,200,000	254,104	282,669

Total South Africa			7,300,000	423,238	461,986

Thailand — 4.7%*:
Thailand Government Bond	1.20	7/14/2021	8,559,040	229,619	246,212

Turkey — 4.6%*:
Turkey Government Bond	6.30	2/14/2018	900,000	237,791	237,873

Ukrainian — 2.5%*:
Ukraine Government International Bond^	Zero Coupon	5/31/2040	350,000	110,840	129,325

Total Foreign Government			8,534,743,590	4,413,957	4,679,407

Total Fixed Income			8,534,743,590	4,413,957	4,679,407

Short-Term Investments — 6.0%*:
Bank Deposit — 6.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	4/3/2017	309,873	309,873	309,873

Total Investments			8,535,053,463	4,723,830	4,989,280

Other assets and liabilities – 4.0%*					208,095

Net Assets – 100.0%					$5,197,375

‡	‡ Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Indonesia	12.2%
Mexico	11.7%
South Africa	9.9%
Malaysia	9.6%
Colombia	9.0%
Thailand	5.3%
Peru	5.2%
Poland	5.2%
Russia	5.1%
Turkey	5.1%
Brazil	5.0%
Hungary	5.0%
Romania	4.6%
Ukrainian	2.8%
Israel	2.0%
Ghana	1.2%
Chile	1.1%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

A summary of outstanding derivatives at March 31, 2017 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
3/6/18	EUR/CZK	Bank of America N.A.	3,765,617	141,000	$68
4/18/17	EUR/PLN	BNP Paribas S.A.	255,471	58,011	2,388
4/18/17	EUR/RON	JPMorgan Chase Bank N.A.	980,247	217,613	(2,533)
6/13/17	EUR/RON	Bank of America N.A.	63,861	14,000	3
6/6/17	EUR/RSD	Citibank N.A.	11,646,600	93,408	38
6/6/17	EUR/RSD	BNP Paribas S.A.	622,150	5,000	(9)
4/18/17	HUF/EUR	JPMorgan Chase Bank N.A.	96,590	29,887,466	(184)
4/18/17	PLN/EUR	Citibank N.A.	25,000	108,462	(617)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(846)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	Bank of America N.A.	AUD	74,437	56,770	55,974	$796
4/18/17	BNP Paribas S.A.	BRL	172,432	54,130	52,494	1,636
6/13/17	Bank of America N.A.	BRL	566,427	175,538	174,079	1,459
6/13/17	BNP Paribas S.A.	BRL	167,613	51,944	53,000	(1,056)
6/13/17	JPMorgan Chase Bank N.A.	BRL	176,809	54,794	55,000	(206)
4/18/17	JPMorgan Chase Bank N.A.	CAD	118,520	88,888	89,000	(112)
4/18/17	Citibank N.A.	CAD	200,659	150,492	150,669	(177)
4/18/17	BNP Paribas S.A.	CLP	60,483,921	91,291	91,331	(40)
5/2/17	Goldman Sachs & Co.	CLP	5,301,600	7,997	8,000	(3)
11/14/17	JPMorgan Chase Bank N.A.	CNH	107,746	15,426	15,000	426
11/14/17	Goldman Sachs & Co.	CNH	119,308	17,081	17,000	81
4/18/17	Bank of America N.A.	COP	70,580,727	24,340	23,739	601
4/18/17	BNP Paribas S.A.	COP	67,286,500	23,204	23,000	204
4/18/17	Citibank N.A.	COP	31,518,650	10,870	10,510	360
4/18/17	Bank of America N.A.	EUR	37,691	40,337	40,000	337
6/6/17	Bank of America N.A.	EUR	399,690	428,723	431,000	(2,277)
6/13/17	JPMorgan Chase Bank N.A.	GBP	78,488	98,306	95,881	2,425
4/18/17	JPMorgan Chase Bank N.A.	HUF	63,280,114	219,257	217,286	1,971
5/30/17	JPMorgan Chase Bank N.A.	IDR	1,178,443,000	88,089	88,000	89
4/18/17	Citibank N.A.	KZT	16,757,500	53,260	50,000	3,260
4/18/17	JPMorgan Chase Bank N.A.	KZT	32,279,000	102,592	95,148	7,444
4/18/17	JPMorgan Chase Bank N.A.	MXN	10,008,824	530,271	456,639	73,632
4/18/17	JPMorgan Chase Bank N.A.	MYR	380,715	85,846	85,000	846
4/5/17	Bank of America N.A.	NGN	32,011,200	104,432	96,000	8,432
10/4/17	Citibank N.A.	NGN	64,022,400	182,525	181,882	643
5/2/17	Bank of America N.A.	PEN	481,444	147,715	148,000	(285)
4/18/17	BNP Paribas S.A.	PLN	2,499,050	630,675	603,889	26,786
4/18/17	JPMorgan Chase Bank N.A.	RUB	3,490,680	61,745	57,000	4,745

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/18/17	Bank of America N.A.	RUB	8,238,753	145,732	134,885	$10,847
4/18/17	Goldman Sachs & Co.	SEK	1,312,973	147,152	145,348	1,804
4/18/17	BNP Paribas S.A.	THB	5,060,672	147,253	142,298	4,955
4/18/17	JPMorgan Chase Bank N.A.	TRY	690,875	188,902	179,000	9,902
4/18/17	Bank of America N.A.	TRY	452,741	123,791	117,318	6,473
4/18/17	Bank of America N.A.	ZAR	962,071	71,576	69,117	2,459
6/13/17	Citibank N.A.	ZAR	1,567,972	115,532	116,000	(468)

Net unrealized appreciation on forward foreign exchange contracts to buy						$167,989

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/2/17	BNP Paribas S.A.	ARS	1,611,610	103,592	98,000	$(5,592)
6/14/17	BNP Paribas S.A.	ARS	802,700	50,580	50,000	(580)
4/18/17	Goldman Sachs & Co.	AUD	74,437	56,770	54,693	(2,077)
4/18/17	Bank of America N.A.	CAD	319,179	239,381	241,990	2,609
4/18/17	JPMorgan Chase Bank N.A.	CLP	60,483,921	91,291	89,467	(1,824)
5/2/17	BNP Paribas S.A.	CLP	35,518,500	53,576	54,707	1,131
6/6/17	Bank of America N.A.	CLP	94,380,000	142,139	143,000	861
6/6/17	Citibank N.A.	CLP	48,480,760	73,014	73,000	(14)
11/14/17	BNP Paribas S.A.	CNH	3,037,089	434,826	436,000	1,174
11/14/17	JPMorgan Chase Bank N.A.	CNH	880,803	126,106	126,000	(106)
4/18/17	JPMorgan Chase Bank N.A.	COP	169,385,877	58,414	58,713	299
6/13/17	JPMorgan Chase Bank N.A.	COP	63,976,000	21,896	22,000	104
4/18/17	BNP Paribas S.A.	EUR	549,922	588,532	584,655	(3,877)
4/18/17	Citibank N.A.	EUR	19,460	20,826	21,000	174
5/30/17	Citibank N.A.	IDR	128,274,000	9,589	9,517	(72)
4/18/17	Citibank N.A.	ILS	774,981	213,555	202,495	(11,060)
4/18/17	JPMorgan Chase Bank N.A.	ILS	129,105	35,576	33,937	(1,639)
5/30/17	JPMorgan Chase Bank N.A.	INR	10,250,472	157,394	152,240	(5,154)
6/7/17	Citibank N.A.	KRW	177,940,000	159,262	155,000	(4,262)
4/18/17	JPMorgan Chase Bank N.A.	MXN	502,062	26,599	25,000	(1,599)
4/18/17	Goldman Sachs & Co.	MXN	1,827,450	96,819	95,000	(1,819)
6/13/17	Goldman Sachs & Co.	MXN	628,771	33,031	33,000	(31)
4/5/17	Citibank N.A.	NGN	32,011,200	104,432	101,623	(2,809)
6/6/17	JPMorgan Chase Bank N.A.	NOK	862,902	100,530	102,000	1,470
5/2/17	BNP Paribas S.A.	PEN	462,280	141,835	139,409	(2,426)
4/18/17	Goldman Sachs & Co.	RON	1,124,391	264,233	265,443	1,210
4/18/17	Bank of America N.A.	SEK	1,312,973	147,152	145,164	(1,988)
4/18/17	JPMorgan Chase Bank N.A.	SGD	70,453	50,426	49,061	(1,365)
4/18/17	Citibank N.A.	TRY	366,322	100,161	100,000	(161)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(39,423)

Currency Legend

ARS – Argentine Peso

AUD – Australian Dollar

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – British Pound Sterling

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

KRW – South Korean Won

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigeria Naira

NOK – Norwegian Krona

PEN – Peruvian Nouveau Sol

PLN – Polish Zloty

RON – New Romanian Leu

RSD – Serbian Dinar.

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thai Baht

TRY – New Turkish Lira

ZAR – South African Rand

OTC - Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	ZAR	8,000,000	$23,149	$23,149
Agreement with Bank of America N.A. dated 12/12/15 receiving a fixed rate of 1.06% paying the notional amount multiplied by the CZK-PRIBO rate. Expiring 4/4/27	CZK	1,511,300	—	—
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	MXN	4,750,000	(16,976)	(16,976)
Agreement with JPMorgan Chase Bank N.A. dated 7/13/16 paying a fixed rate of 0.26% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 7/15/21	CZK	4,300,000	2,786	2,786
Agreement with JPMorgan Chase Bank N.A. dated 12/12/15 paying a fixed rate of 0.25% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 2/16/21	CZK	2,500,000	1,381	1,381
Agreement with JPMorgan Chase Bank N.A. dated 5/19/16 paying a fixed rate of 1.64% receiving the notional amount multiplied by the KRW-KSDA rate. Expiring 5/20/26	KRW	159,000,000	2,959	2,959

Total Interest Rate Swaps				$13,299

Abbreviation Legend

OTC – Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.1%*:

Bank Loans — 2.1%*§:

Beverage, Food and Tobacco — 0.3%*:
Del Monte Foods, Inc.	4.31%	2/18/2021	74,730	$66,633	$61,341

Finance — 1.8%*:
Tempo Acquisition LLC	1.15	8/16/2017	500,000	497,500	497,500

Total Bank Loans			574,730	564,133	558,841

Corporate Bonds — 95.0%*:

Aerospace and Defense — 2.0%*:
American Airlines Group, Inc.^	5.50	10/1/2019	265,000	269,490	275,600
TransDigm Group, Inc.	6.38	6/15/2026	262,000	259,702	262,155

Total Aerospace and Defense			527,000	529,192	537,755

Automobile — 2.5%*:
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	177,760
International Automotive Components Group SA^	9.13	6/1/2018	250,000	251,200	248,125
JB Poindexter & Co., Inc.^	9.00	4/1/2022	250,000	261,687	261,875

Total Automobile			676,000	688,887	687,760

Beverage, Food and Tobacco — 1.2%*:
Boparan Finance PLC+	5.25	7/15/2019	150,000	191,838	189,345
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	150,000	151,497	151,125

Total Beverage, Food and Tobacco			300,000	343,335	340,470

Broadcasting and Entertainment — 5.2%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	250,000	250,000	262,500
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	245,000	243,756	243,837
DISH DBS Corp.	7.75	7/1/2026	316,000	316,000	367,350
Entertainment One Ltd.+	6.88	12/15/2022	100,000	150,227	136,629
Sirius XM Radio, Inc.^+	5.38	7/15/2026	156,000	155,043	159,510
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	200,000	235,989	241,374

Total Broadcasting and Entertainment			1,267,000	1,351,015	1,411,200

Buildings and Real Estate — 1.9%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,526	258,437
Century Communities, Inc.^	6.88	5/15/2022	250,000	254,855	260,000

Total Buildings and Real Estate			500,000	504,381	518,437

Cargo Transport — 4.0%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	387,000	394,440	414,090
Kenan Advantage Group, Inc.^	7.88	7/31/2023	400,000	412,353	409,000
WFS Global Holding SAS+	9.50	7/15/2022	250,000	279,775	278,107

Total Cargo Transport			1,037,000	1,086,568	1,101,197

Chemicals, Plastics and Rubber — 4.6%*:
Alpha 3 BV/Alpha US Bidco, Inc.^	6.25	2/1/2025	242,000	242,000	245,025
Chemours Co. (The)	7.00	5/15/2025	88,000	89,085	94,732
Consolidated Energy Finance SA+^	6.75	10/15/2019	370,000	365,281	372,775
INEOS Group Holdings SA+	5.38	8/1/2024	100,000	111,251	110,487
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	215,000	207,780	223,088
Monitchem HoldCo 2 SA+	6.88	6/15/2022	100,000	97,888	103,568
See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Chemicals, Plastics and Rubber (continued):
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.	6.38%	5/1/2022	100,000	$116,795	$113,723

Total Chemicals, Plastics and Rubber			1,215,000	1,230,080	1,263,398

Containers, Packaging and Glass — 5.7%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.^+	6.00	2/15/2025	366,000	366,000	370,118
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+	6.75	5/15/2024	100,000	110,648	116,548
Coveris Holdings SA^	7.88	11/1/2019	572,000	553,083	563,420
Horizon Holdings I SASU+	7.25	8/1/2023	300,000	345,308	338,842
SIG Combibloc Holdings SCA+	7.75	2/15/2023	150,000	172,149	170,621

Total Containers, Packaging and Glass			1,488,000	1,547,188	1,559,549

Diversified Natural Resources, Precious Metals and Minerals — 0.8%*:
Kinross Gold Corp.+	5.95	3/15/2024	127,000	132,362	134,302
Kinross Gold Corp.	6.88	9/1/2041	82,000	81,593	83,025

Total Diversified Natural Resources, Precious Metals and Minerals			209,000	213,955	217,327

Diversified/Conglomerate Manufacturing — 2.6%*:
Amsted Industries, Inc.^	5.38	9/15/2024	46,000	45,887	46,115
Appvion, Inc.^	9.00	6/1/2020	327,000	191,276	192,112
EnPro Industries, Inc.	5.88	9/15/2022	221,000	222,823	228,735
West Corp.^	5.38	7/15/2022	250,000	241,261	245,625

Total Diversified/Conglomerate Manufacturing			844,000	701,247	712,587

Diversified/Conglomerate Service — 2.9%*:
Carlson Travel, Inc.^	9.50	12/15/2024	280,000	280,000	293,300
Gartner, Inc.^	5.13	4/1/2025	136,000	136,000	138,550
Loxam SAS+	6.00	4/15/2025	100,000	107,720	108,323
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,191	257,500

Total Diversified/Conglomerate Service			766,000	775,911	797,673

Electronics — 4.2%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	7.13	6/15/2024	154,000	154,000	170,244
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	274,062
Symantec Corp.^	5.00	4/15/2025	250,000	250,000	256,357
TIBCO Software, Inc.^	11.38	12/1/2021	258,000	282,391	285,735
Western Digital Corp.	10.50	4/1/2024	150,000	150,000	176,813

Total Electronics			1,062,000	1,086,391	1,163,211

Finance — 7.1%*:
Aircastle Ltd.	4.13	5/1/2024	250,000	250,000	250,625
Aircastle Ltd.	5.00	4/1/2023	19,000	19,977	19,998
Aircastle Ltd.	5.50	2/15/2022	19,000	20,381	20,378
Arrow Global Finance PLC+	5.13	9/15/2024	100,000	118,671	129,700
Galaxy Finco Ltd.+	7.88	11/15/2021	250,000	381,468	319,150
Garfunkelux Holdco 3 SA+	8.50	11/1/2022	300,000	459,907	398,573
Icahn Enterprises LP/Icahn Enterprises Finance Corp.^	6.75	2/1/2024	250,000	250,000	257,812
Jerrold Finco PLC+	6.13	1/15/2024	100,000	124,555	124,388
LPL Holdings, Inc.^	5.75	9/15/2025	300,000	300,000	303,000
Marlin Intermediate Holdings PLC MTN+	10.50	8/1/2020	100,000	140,887	134,912

Total Finance			1,688,000	2,065,846	1,958,536

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Grocery — 1.9%*:
Post Holdings, Inc.^	5.50%	3/1/2025	200,000	$200,000	$201,000
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	199,500
Premier Foods Finance PLC+	6.50	3/15/2021	100,000	146,310	126,580

Total Grocery			500,000	546,310	527,080

Healthcare, Education and Childcare — 6.3%*:
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.^	5.75	3/1/2025	250,000	250,000	256,250
CHS/Community Health Systems, Inc.	6.25	3/31/2023	177,000	177,000	180,097
CHS/Community Health Systems, Inc.	6.88	2/1/2022	100,000	87,549	86,000
HCA, Inc.	5.38	2/1/2025	375,000	380,761	390,937
IDH Finance PLC+	6.25	8/15/2022	100,000	131,025	121,003
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.50	4/15/2025	11,000	9,929	10,120
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	145,000	145,428	154,715
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	101,000	74,231	77,770
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	42,000	34,419	32,603
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	224,000	194,827	172,480
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	121,393
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	124,916	128,281

Total Healthcare, Education and Childcare			1,768,000	1,728,085	1,731,649

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
LSF9 Balta Issuer SA+	7.75	9/15/2022	150,000	170,929	174,433

Hotels, Motels, Inns and Gaming — 2.6%*:
Pinnacle Entertainment, Inc.^	5.63	5/1/2024	250,000	251,186	253,125
Thomas Cook Group PLC+	6.25	6/15/2022	150,000	159,953	171,634
TVL Finance PLC+	8.50	5/15/2023	200,000	285,391	274,270

Total Hotels, Motels, Inns and Gaming			600,000	696,530	699,029

Insurance — 0.9%*:
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	227,376	233,750

Leisure, Amusement, Entertainment — 5.6%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	100,000	121,910	132,807
Brunswick Corp.	7.13	8/1/2027	817,000	866,680	961,241
Perform Group Financing PLC+	8.50	11/15/2020	100,000	149,754	132,494
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	161,600
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	151,001	157,688

Total Leisure, Amusement, Entertainment			1,327,000	1,449,345	1,545,830

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Gardner Denver, Inc.^	6.88	8/15/2021	124,000	119,477	128,030

Mining, Steel, Iron and Non-Precious Metals — 4.8%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	260,000	261,104	256,100
Constellium NV+	7.00	1/15/2023	130,000	126,940	141,807
Freeport-McMoRan, Inc.	4.00	11/14/2021	107,000	85,770	103,255
Hecla Mining Co.	6.88	5/1/2021	250,000	219,697	255,625
Peabody Securities Finance Corp.^	6.00	3/31/2022	74,000	74,000	73,584
Peabody Securities Finance Corp.^	6.38	3/31/2025	98,000	98,000	97,510

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
SunCoke Energy Partners LP/SunCoke
Energy Partners Finance Corp.^	7.38%		2/1/2020	384,000	$339,413	$388,650

Total Mining, Steel, Iron and Non-Precious
Metals				1,303,000	1,204,924	1,316,531

Oil and Gas — 13.2%*:
Chesapeake Energy Corp.^	8.00		1/15/2025	200,000	197,119	200,000
Citgo Holding, Inc.^	10.75		2/15/2020	341,000	344,704	366,575
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		11/29/2024	125,000	125,000	131,250
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	350,000	350,000	325,500
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38		5/1/2020	58,000	53,689	54,677
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.^	8.63		6/15/2020	500,000	491,772	478,750
Globe Luxembourg S.C.A.+^	9.63		5/1/2018	200,000	188,613	210,600
Jupiter Resources, Inc.+^	8.50		10/1/2022	405,000	325,058	331,087
Kosmos Energy Ltd.^	7.88		8/1/2021	450,000	429,426	453,375
Newfield Exploration Co.	5.38		1/1/2026	250,000	242,179	261,100
Rowan Cos., Inc.	7.38		6/15/2025	188,000	188,000	188,940
Topaz Marine SA+^	8.63		11/1/2018	400,000	391,764	394,000
Tullow Oil PLC+^	6.25		4/15/2022	250,000	201,694	233,750

Total Oil and Gas				3,717,000	3,529,018	3,629,604

Personal Transportation — 0.9%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	200,000	276,637	256,870

Retail Stores — 2.3%*:
Boing Group Financing PLC MTN+	6.63		7/15/2019	100,000	103,677	107,274
HSS Financing PLC+	6.75		8/1/2019	68,000	98,018	85,615
Penske Automotive Group, Inc.	5.50		5/15/2026	250,000	250,000	245,000
Takko Luxembourg 2 S.C.A. MTN+	9.88		4/15/2019	100,000	77,763	89,611
Travelex Financing PLC+	6.36	#	8/1/2018	73,745	90,062	91,933

Total Retail Stores				591,745	619,520	619,433

Telecommunications — 9.2%*:
Altice Financing SA+^	6.63		2/15/2023	250,000	251,471	260,250
Altice Luxembourg SA+	6.25		2/15/2025	100,000	113,687	113,614
Digicel Ltd.+^	6.00		4/15/2021	250,000	230,975	227,188
GTT Escrow Corp.^	7.88		12/31/2024	250,000	250,000	259,375
Hughes Satellite Systems Corp.^	6.63		8/1/2026	225,000	224,901	230,062
Numericable SFR Group SA^+	6.00		5/15/2022	222,000	230,774	230,047
Sprint Corp.	7.00		8/15/2020	75,000	74,194	80,531
Sprint Corp.	7.88		9/15/2023	452,000	435,686	500,590
UPCB Finance IV Ltd.+	4.00		1/15/2027	100,000	108,285	108,558
Virgin Media Secured Finance PLC MTN+	5.13		1/15/2025	150,000	227,520	197,567
Wind Acquisition Finance SA+^	7.38		4/23/2021	200,000	205,020	208,000
Ziggo Bond Finance BV+	4.63		1/15/2025	100,000	103,334	110,681

Total Telecommunications				2,374,000	2,455,847	2,526,463

Textiles and Leather — 1.5%*:
Hanesbrands, Inc.^	4.63		5/15/2024	167,000	167,000	164,704

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Textiles and Leather (continued):
Hanesbrands, Inc.^	4.88%	5/15/2026	246,000	$246,000	$241,695

Total Textiles and Leather			413,000	413,000	406,399

Total Corporate Bonds			24,896,745	25,560,994	26,064,201

Total Fixed Income			25,471,475	26,125,127	26,623,042

Short-Term Investments — 2.0%*:
Bank Deposit — 2.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.09	4/3/2017	545,116	545,116	545,116

Total Investments			26,016,591	26,670,243	27,168,158

Other assets and liabilities – 0.9%*					257,647

Net Assets – 100.0%					$27,425,805

MTN	Medium Term Note
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.3%
United Kingdom	12.1%
France	4.5%
Ireland	1.8%
Canada	1.7%
Germany	1.6%
United Arab Emirates	1.5%
Switzerland	1.5%
Trinidad And Tobago	1.4%
Portugal	1.0%
Other (Individually less than 1%)	3.6%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2017.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

A summary of outstanding derivatives at March 31, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/4/17	JPMorgan Chase Bank N.A.	EUR	100,000	106,680	107,267	$(587)
4/7/17	Goldman Sachs & Co.	EUR	108,323	115,574	115,362	211
4/7/17	JPMorgan Chase Bank N.A.	EUR	5,812	6,201	6,250	(49)
4/7/17	JPMorgan Chase Bank N.A.	GBP	115,106	144,226	140,122	4,104

Net unrealized appreciation on forward foreign exchange contracts to buy						$3,679

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/7/17	Goldman Sachs & Co.	EUR	2,513,430	2,681,671	2,658,405	$(23,266)
4/7/17	JPMorgan Chase Bank N.A.	EUR	100,000	106,693	107,280	587
4/7/17	Goldman Sachs & Co.	GBP	2,433,455	3,049,086	2,999,768	(49,318)

Net unrealized depreciation on forward foreign exchange contracts to sell						$(71,997)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 93.7%*:

Bank Loans — 3.0%*§:

Beverage, Food and Tobacco — 0.2%*:
Del Monte Foods, Inc.	4.31%	2/18/2021	74,730	$66,633	$61,341

Finance — 1.5%*:
Tempo Acquisition LLC	1.15	8/16/2017	500,000	497,500	497,500

Oil and Gas — 1.3%*:
Fieldwood Energy LLC PIK	8.38	9/30/2020	364,000	187,924	272,919
Fieldwood Energy LLC PIK	8.00	9/30/2020	172,215	155,873	162,206

Total Oil and Gas			536,215	343,797	435,125

Total Bank Loans			1,110,945	907,930	993,966

Corporate Bonds — 90.7%*:

Aerospace and Defense — 2.6%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,129	254,063
American Airlines Group, Inc.^	5.50	10/1/2019	282,000	287,774	293,280
TransDigm Group, Inc.	6.38	6/15/2026	307,000	304,307	307,181

Total Aerospace and Defense			839,000	841,210	854,524

Automobile — 3.0%*:
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	177,760
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	125,000	99,505	127,187
International Automotive Components Group SA^	9.13	6/1/2018	250,000	251,201	248,125
JB Poindexter & Co., Inc.^	9.00	4/1/2022	410,000	429,160	429,475

Total Automobile			961,000	955,866	982,547

Beverage, Food and Tobacco — 2.3%*:
Carrols Restaurant Group, Inc.	8.00	5/1/2022	260,000	273,016	277,550
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	203,000	200,469	204,523
Welbilt, Inc.	9.50	2/15/2024	250,000	250,000	288,125

Total Beverage, Food and Tobacco			713,000	723,485	770,198

Broadcasting and Entertainment — 5.3%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	460,040
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	500,000	500,000	525,000
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	275,000	271,560	273,687
DISH DBS Corp.	7.75	7/1/2026	316,000	316,000	367,350
Netflix, Inc.^	4.38	11/15/2026	136,000	136,000	133,620

Total Broadcasting and Entertainment			1,661,000	1,657,560	1,759,697

Buildings and Real Estate — 3.1%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,526	258,437
Century Communities, Inc.^	6.88	5/15/2022	250,000	254,855	260,000
GEO Group, Inc. (The)	6.00	4/15/2026	250,000	250,000	253,181
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	261,735

Total Buildings and Real Estate			1,000,000	1,004,381	1,033,353

Cargo Transport — 2.8%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	454,000	464,404	485,780
Kenan Advantage Group, Inc.^	7.88	7/31/2023	450,000	464,493	460,125

Total Cargo Transport			904,000	928,897	945,905

Chemicals, Plastics and Rubber — 4.1%*:
Alpha 3 BV/Alpha US Bidco, Inc.^	6.25	2/1/2025	242,000	242,000	245,025
Chemours Co. (The)	7.00	5/15/2025	254,000	257,879	273,431

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Chemicals, Plastics and Rubber (continued):
Consolidated Energy Finance SA^+	6.75%	10/15/2019	370,000	$365,281	$372,775
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	241,605	259,405
LSB Industries, Inc.	8.50	8/1/2019	232,000	206,527	225,040

Total Chemicals, Plastics and Rubber			1,348,000	1,313,292	1,375,676

Containers, Packaging and Glass — 2.1%*:
Coveris Holdings SA^	7.88	11/1/2019	712,000	680,315	701,320

Diversified Natural Resources, Precious Metals and Minerals — 0.8%*:
Kinross Gold Corp.+	5.95	3/15/2024	152,000	158,448	160,740
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,509	100,238

Total Diversified Natural Resources, Precious Metals and Minerals			251,000	256,957	260,978

Diversified/Conglomerate Manufacturing — 3.4%*:
Amsted Industries, Inc.^	5.38	9/15/2024	200,000	193,429	200,500
Appvion, Inc.^	9.00	6/1/2020	366,000	214,148	215,025
EnPro Industries, Inc.	5.88	9/15/2022	220,000	221,815	227,700
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	250,000	257,455	248,437
West Corp.^	5.38	7/15/2022	250,000	241,265	245,625

Total Diversified/Conglomerate Manufacturing			1,286,000	1,128,112	1,137,287

Diversified/Conglomerate Service — 2.3%*:
Carlson Travel, Inc.^	9.50	12/15/2024	350,000	350,000	366,625
Gartner, Inc.^	5.13	4/1/2025	136,000	136,000	138,550
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	252,191	257,500

Total Diversified/Conglomerate Service			736,000	738,191	762,675

Electronics — 3.9%*:
Diamond 1 Finance Corp./Diamond 2 Finance Corp.^	7.13	6/15/2024	154,000	154,000	170,244
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	274,062
Symantec Corp.^	5.00	4/15/2025	267,000	267,000	273,790
TIBCO Software, Inc.^	11.38	12/1/2021	258,000	282,391	285,735
Western Digital Corp.	10.50	4/1/2024	250,000	250,000	294,687

Total Electronics			1,179,000	1,203,391	1,298,518

Finance — 2.9%*:
Aircastle Ltd.	5.00	4/1/2023	271,000	272,080	285,227
Aircastle Ltd.	5.50	2/15/2022	21,000	22,526	22,523
Icahn Enterprises LP/Icahn Enterprises Finance Corp.^	6.75	2/1/2024	250,000	250,000	257,813
LPL Holdings, Inc.^	5.75	9/15/2025	400,000	400,000	404,000

Total Finance			942,000	944,606	969,563

Grocery — 1.3%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	24,000	23,822	23,700
Post Holdings, Inc.^	5.50	3/1/2025	200,000	200,000	201,000
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	199,500

Total Grocery			424,000	423,822	424,200

Healthcare, Education and Childcare — 9.0%*:
Capsugel SA PIK^	7.00	5/15/2019	350,000	351,749	349,125

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare, Education and Childcare (continued):
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.^	5.75%	3/1/2025	250,000	$250,000	$256,250
CHS/Community Health Systems, Inc.	6.25	3/31/2023	177,000	177,000	180,097
CHS/Community Health Systems, Inc.	6.88	2/1/2022	126,000	110,164	108,360
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.^	6.00	2/1/2025	200,000	179,654	170,500
HCA, Inc.	5.25	6/15/2026	225,000	225,000	236,812
HCA, Inc.	5.38	2/1/2025	375,000	380,761	390,937
inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc.^	7.50	10/1/2024	156,000	156,000	160,485
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.50	4/15/2025	13,000	11,734	11,960
Mallinckrodt International Finance SA/Mallinckrodt CB LLC^	5.63	10/15/2023	57,000	53,988	54,293
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	145,000	145,427	154,715
Tenet Healthcare Corp.	6.75	6/15/2023	250,000	250,532	245,625
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	118,000	86,726	90,860
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	50,000	40,975	38,813
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	391,000	340,719	301,070
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	121,393
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	125,000	128,281

Total Healthcare, Education and Childcare			3,126,000	3,003,429	2,999,576

Home and Office Furnishings, Housewares, and Durable Consumer Products —0.8%*:
Louisiana-Pacific Corp.	4.88	9/15/2024	250,000	250,000	251,250

Hotels, Motels, Inns and Gaming — 1.1%*:
Hilton Domestic Operating Co., Inc.^	4.25	9/1/2024	127,000	127,000	125,413
Pinnacle Entertainment, Inc.^	5.63	5/1/2024	250,000	251,186	253,125

Total Hotels, Motels, Inns and Gaming			377,000	378,186	378,538

Insurance — 0.7%*:
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	227,376	233,750

Leisure, Amusement, Entertainment — 4.8%*:
AMC Entertainment Holdings, Inc.^	5.88	11/15/2026	250,000	250,000	252,812
Brunswick Corp.	7.13	8/1/2027	567,000	602,787	667,104
Eagle II Acquisition Co. LLC^	6.00	4/1/2025	112,000	112,000	115,360
NCL Corp. Ltd.^	4.75	12/15/2021	250,000	250,000	253,750
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	161,600
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	151,001	157,688

Total Leisure, Amusement, Entertainment			1,489,000	1,525,788	1,608,314

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Gardner Denver, Inc.^	6.88	8/15/2021	149,000	143,562	153,843

Mining, Steel, Iron and Non-Precious Metals — 5.9%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	309,000	310,313	304,365
Constellium NV^+	7.88	4/1/2021	300,000	300,000	320,250
Freeport-McMoRan, Inc.	3.55	3/1/2022	253,000	210,191	234,657
Freeport-McMoRan, Inc.	4.00	11/14/2021	107,000	85,770	103,255
Hecla Mining Co.	6.88	5/1/2021	250,000	219,697	255,625

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE
	INTEREST
	RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Mining, Steel, Iron and Non-Precious Metals (continued):
Novelis Corp.^	5.88%	9/30/2026	159,000	$159,000	$162,379
Peabody Securities Finance Corp.^	6.00	3/31/2022	74,000	74,000	73,584
Peabody Securities Finance Corp.^	6.38	3/31/2025	98,000	98,000	97,510
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.38	2/1/2020	395,000	350,209	399,762

Total Mining, Steel, Iron and Non-Precious Metals			1,945,000	1,807,180	1,951,387

Oil and Gas — 15.3%*:
Chesapeake Energy Corp.^	8.00	1/15/2025	300,000	295,678	300,000
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	344,704	366,575
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	11/29/2024	150,000	150,000	157,500
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	350,000	350,000	325,500
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	65,000	60,169	61,276
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	100,000	101,082	94,500
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.^	8.63	6/15/2020	600,000	593,200	574,500
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	245,302	257,750
Jupiter Resources, Inc.^+	8.50	10/1/2022	479,000	386,960	391,582
Kosmos Energy Ltd.^	7.88	8/1/2021	466,000	445,527	469,495
Newfield Exploration Co.	5.38	1/1/2026	250,000	242,179	261,100
Rowan Cos., Inc.	7.38	6/15/2025	188,000	188,000	188,940
SM Energy Co.	6.50	1/1/2023	250,000	190,230	253,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	3/1/2027	300,000	300,000	295,500
Sunoco LP/Sunoco Finance Corp.	6.25	4/15/2021	250,000	250,000	255,000
Topaz Marine SA+^	8.63	11/1/2018	400,000	391,764	394,000
Tullow Oil PLC^+	6.25	4/15/2022	250,000	201,694	233,750
Welltec A/S^+	8.00	2/1/2019	200,000	192,802	201,000

Total Oil and Gas			5,189,000	4,929,291	5,081,718

Personal Transportation — 0.6%*:
Watco Cos. LLC/Watco Finance Corp.^	6.38	4/1/2023	196,000	196,415	198,940

Retail Stores — 0.7%*:
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	245,000

Telecommunications — 9.4%*:
Altice Financing SA^+	6.63	2/15/2023	250,000	251,471	260,250
Altice Luxembourg SA^+	7.63	2/15/2025	225,000	240,470	237,797
Digicel Ltd.^+	6.00	4/15/2021	250,000	230,848	227,188
GTT Escrow Corp.^	7.88	12/31/2024	285,000	285,000	295,688
Hughes Satellite Systems Corp.^	6.63	8/1/2026	303,000	302,808	309,817
Numericable SFR Group SA^+	6.00	5/15/2022	475,000	483,791	492,219
Numericable SFR Group SA^+	7.38	5/1/2026	350,000	350,000	360,500
RP Crown Parent LLC^	7.38	10/15/2024	96,000	96,000	100,080
Sprint Corp.	7.00	8/15/2020	75,000	74,194	80,531
Sprint Corp.	7.88	9/15/2023	489,000	472,933	541,567
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	206,500

Total Telecommunications			2,998,000	2,987,515	3,112,137

Textiles and Leather — 1.2%*:
Hanesbrands, Inc.^	4.63	5/15/2024	167,000	167,000	164,704

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund)

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2017

	EFFECTIVE
	INTEREST
	RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Textiles and Leather (continued):
Hanesbrands, Inc.^	4.88%	5/15/2026	246,000	$246,000	$241,695

Total Textiles and Leather			413,000	413,000	406,399

Utilities — 0.8%*:
NRG Energy, Inc.	7.25	5/15/2026	250,000	250,000	257,500

Total Corporate Bonds			29,838,000	29,161,827	30,154,793

Total Fixed Income			30,948,945	30,069,757	31,148,759

Short-Term Investments — 3.3%*:
Bank Deposit — 3.3%*:
State Street Bank & Trust Co. Euro Time Deposit	0.01	4/3/2017	1,116,812	1,116,812	1,116,812

Total Investments			32,065,757	31,186,569	32,265,571

Other assets and liabilities – 3.0%*					983,174

Net Assets – 100.0%					$33,248,745

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	88.3%
France	4.5%
Canada	1.8%
United Arab Emirates	1.3%
Trinidad And Tobago	1.2%
Other (Individually less than 1%)	2.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

See accompanying Notes to the Schedule of Investments.

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2017 for Barings Global Floating Rate Fund (formerly known as Babson Global Floating Rate Fund) (“Global Floating Rate Fund”), Barings Global Credit Income Opportunities Fund (formerly known as Babson Global Credit Income Opportunities Fund) (“Global Credit Income Opportunities Fund”), Barings Active Short Duration Bond Fund (formerly known as Babson Active Short Duration Bond Fund) (“Active Short Duration Bond Fund”), Barings Total Return Bond Fund (formerly known as Babson Total Return Bond Fund) (“Total Return Bond Fund”), Barings Emerging Markets Debt Blended Total Return Fund (formerly known as Babson Emerging Markets Debt Blended Total Return Fund) (“Emerging Markets Blended Total Return Fund”), Barings Emerging Markets Local Currency Debt Fund (formerly known as Babson Emerging Markets Local Currency Debt Fund) (“Emerging Markets Local Currency Debt Fund”), Barings Global High Yield Fund (formerly known as Babson Global High Yield Fund) (“Global High Yield Fund”) and Barings U.S. High Yield Fund (formerly known as Babson U.S. High Yield Fund) (“U.S. High Yield Fund”) (each a “Fund” and collectively the “Funds”) was as follows:

		GROSS	GROSS	NET UNREALIZED
	COST OF	UNREALIZED	UNREALIZED	APPRECIATION
	INVESTMENTS	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Global Floating Rate Fund	$192,196,824	$1,995,554	$(5,426,613)	$(3,431,059)
Global Credit Income Opportunities Fund	134,406,338	3,371,281	(3,974,317)	(603,036)
Active Short Duration Bond Fund	297,918,110	1,082,906	(1,081,282)	1,624
Total Return Bond Fund	32,246,164	378,774	(167,657)	211,117
Emerging Markets Debt Blended Total Return Fund	9,715,361	435,275	(83,179)	352,096
Emerging Markets Local Currency Debt Fund	4,723,961	331,345	(66,026)	265,319
Global High Yield Fund	26,670,243	875,523	(377,608)	497,915
U.S. High Yield Fund	31,186,569	1,244,716	(165,714)	1,079,002

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$8,800	$166,474	$175,274
Preferred Stock	—	—	119,457	119,457

Total Equities	—	8,800	285,931	294,731

Fixed Income:
Bank Loans	—	153,938,056	168,619	154,106,675
Corporate Bonds	—	14,764,712	—	14,764,712

Total Fixed Income	—	168,702,768	168,619	168,871,387

Short-Term Investments:
Bank Deposit	—	19,599,647	—	19,599,647
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	2,612	—	2,612

Total	$—	$188,313,827	$454,550	$188,768,377

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(314,626)	—	(314,626)

Total Investments	$—	$187,999,201	$454,550	$188,453,751

*	There were no transfers between levels during the period ended March 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2017
Equities Common Stock	$—	$—	$31,090	$—	$—	$135,384	$—	$166,474	$31,090
Preferred	—	—	$(51,481)	—	$—	$170,938	—	$119,457	(51,481)

Fixed Income Bank Loans	$221,345	$—	$(79,885)	$—	$519	$26,640	$—	$168,619	$(79,885)

Total	$221,345	$—	$(100,276)	$—	$519	$332,962	$—	$454,550	$(100,276)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$4,400	$503,000	$507,400
Preferred Stock	—	—	143,349	143,349

Total Equities	—	4,400	646,349	650,749

Fixed Income:
Asset-Backed Securities	—	17,815,123	—	17,815,123
Bank Loans	—	28,556,058	196,485	28,752,543
Corporate Bonds	—	76,946,503	—	76,946,503

Total Fixed Income	—	123,317,684	196,485	123,514,169

Purchased Options:
Put Options Purchased	—	126,640	—	126,640

Total Purchased Options	—	126,640	—	126,640

Short-Term Investments:
Bank Deposit	—	9,511,744	—	9,511,744
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	4,339	—	4,339

Total	$—	$132,964,807	$842,834	$133,807,641

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(504,458)	—	(504,458)

Total Investments	$—	$132,460,349	$842,834	$133,303,183

*	There were no transfers between levels during the period ended March 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2017
Equities Common Stock	$418,595	$—	$84,405	$—	$—	$—	$—	$503,000	$84,405
Preferred Stock	$—	$—	$(55,926)	$—	$—	$199,275	$—	$143,349	$(55,926)

Fixed Income Bank Loans	$221,345	$—	$(79,956)	$—	$591	$54,505	$—	$196,485	$(79,956)

Total	$639,940	$—	$(51,477)	$—	$591	$253,780	$—	$842,834	$(51,477)

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$84,939,466	$3,396,455	$88,335,921
Corporate Bonds	—	126,470,489	—	126,470,489
Mortgage-Backed Securities	—	7,728,774	—	7,728,774
U.S. Treasury & Government Agencies	—	62,223,331	—	62,223,331

Total Fixed Income	—	281,362,060	3,396,455	284,758,515

Purchased Options:
Call Option Purchased	—	141,307	—	141,307
Put Option Purchased	—	324,676	—	324,676

Total Purchased Options	—	465,983	—	465,983

Short-Term Investments:
Bank Deposit	—	479,194	—	479,194
Commercial Paper	—	12,216,042	—	12,216,042

Total Short-Term Investments	—	12,695,236	—	12,695,236

Derivative Securities:
Futures**	—	109,555	—	109,555

Total	$—	$294,632,834	$3,396,455	$298,029,289

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(2,495)	—	(2,495)
Futures**	—	(3,353)	—	(3,353)
OTC - Credit Default Swaps	—	(66,487)	—	(66,487)

Total Derivative Securities	—	(72,335)	—	(72,335)

Total Investments	$—	$294,560,499	$3,396,455	$297,956,954

*	There were no transfers between levels during the period ended March 31, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2017
Asset Backed Securities	$—	$(67,397)	$8,192	$—	$199	$3,736,060	$(280,599)	$3,396,455	$8,192

Total	$—	$(67,397)	$8,192	$—	$199	$3,736,060	$(280,599)	$3,396,455	$8,192

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$6,887,993	$331,313	$7,219,306
Corporate Bonds	—	9,708,620	—	9,708,620
Foreign Government	—	156,227	—	156,227
Mortgage-Backed Securities	—	705,261	—	705,261
U.S. Treasury & Government Agencies	—	7,542,624	—	7,542,624

Total Fixed Income	—	25,000,725	331,313	25,332,038

Mutual Fund:
Mutual Fund	2,537,901	—	—	2,537,901
Purchased Options:
Call Option Purchased	—	32,478	—	32,478
Put Option Purchased	—	74,623	—	74,623

Total Purchased Options	—	107,101	—	107,101

Short-Term Investments:
Bank Deposit	—	409,458	—	409,458
Commercial Paper	—	4,070,783	—	4,070,783

Total Short-Term Investments	—	4,480,241	—	4,480,241

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	30,023	—	30,023
Futures**	—	16,977	—	16,977

Total Derivative Securities	—	47,000	—	47,000

Total	$2,537,901	$29,635,067	$331,313	$32,504,281

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(7,840)	—	(7,840)
Forward Foreign Currency Exchange Contracts	—	(5,797)	—	(5,797)
OTC - Credit Default Swaps	—	(16,622)	—	(16,622)

Total Derivative Securities	—	(30,259)	—	(30,259)

Total Investments	$2,537,901	$29,604,808	$331,313	$32,474,022

*	There were no transfers between levels during the period ended March 31, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2016	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2017
Asset Backed Securities	$—	$(4,688)	$850	$—	$14	$357,909	$(22,772)	$331,313	$850

Total	$—	$(4,688)	$850	$—	$14	$357,909	$(22,772)	$331,313	$850

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$2,918,528	$—	$2,918,528
Foreign Government	—	6,741,326	—	6,741,326

Total Fixed Income	—	9,659,854	—	9,659,854

Short-Term Investments:
Bank Deposit	—	407,603	—	407,603
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	329,995	—	329,995
Interest Rate Swaps	—	25,977	—	25,977

Total Derivative Securities	—	355,972	—	355,972

Total	$—	$10,423,429	$—	$10,423,429

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(107,208)	—	(107,208)
Futures**	—	(819)	—	(819)
OTC - Credit Default Swaps	—	(39,278)	—	(39,278)

Total Derivative Securities	—	(147,305)	—	(147,305)

Total Investments	$—	$10,276,124	$—	$10,276,124

*	There were no transfers between levels during the period ended March 31, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$4,679,407	$—	$4,679,407

Total Fixed Income	—	4,679,407	—	4,679,407

Short-Term Investments:
Bank Deposit	—	309,873	—	309,873
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	184,142	—	184,142
Interest Rate Swaps	—	30,275	—	30,275

Total Derivative Securities	—	214,417	—	214,417

Total	$—	$5,203,697	$—	$5,203,697

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(56,422)	—	(56,422)
Interest Rate Swaps	—	(16,976)	—	(16,976)

Total Derivative Securities	—	(73,398)	—	(73,398)

Total Investments	$—	$5,130,299	$—	$5,130,299

*	There were no transfers between levels during the period ended March 31, 2017.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$558,841	$—	$558,841
Corporate Bonds	—	26,064,201	—	26,064,201

Total Fixed Income	—	26,623,042	—	26,623,042

Short-Term Investments:
Bank Deposit	—	545,116	—	545,116
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	4,902	—	4,902

Total	$—	$27,173,060	$—	$27,173,060

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(73,220)	—	(73,220)

Total Investments	$—	$27,099,840	$—	$27,099,840

*	There were no transfers between levels during the period ended March 31, 2017.

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$993,966	$—	$993,966
Corporate Bonds	—	30,154,793	—	30,154,793

Total Fixed Income	—	31,148,759	—	31,148,759

Short-Term Investments:
Bank Deposit	—	1,116,812	—	1,116,812

Total	$—	$32,265,571	$—	$32,265,571

Total Investments	$—	$32,265,571	$—	$32,265,571

*	There were no transfers between levels during the period ended March 31, 2017.

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2017, the following Funds had unfunded loan commitments:

Fund	Security	Amount
Barings Global Floating Rate	CenturyLink, Inc.	$1,000,000
Barings Global Floating Rate	Go Daddy Operating Co. LLC	$839,935
Barings Global Credit Income Opportunities	CenturyLink, Inc.	$810,207
Barings Global Credit Income Opportunities	AMC Entertainment, Inc.	$373,065
Barings Global Credit Income Opportunities	BWAY Corp.	$324,180
Barings Global High Yield	CenturyLink, Inc.	$147,079
Barings Global High Yield	AMC Entertainment, Inc.	$299,250
Barings Global High Yield	BWAY Corp.	$60,029
Barings U.S. High Yield	CenturyLink, Inc.	$148,571
Barings U.S. High Yield	AMC Entertainment, Inc.	$399,000
Barings U.S. High Yield	BWAY Corp.	$60,934

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended March 31, 2017, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of March 31, 2017. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$2,612

Total	$2,612

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(314,626)

Total	$(314,626)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$31,073,593

Total	$31,073,593

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$4,339	$—	$—	$4,339
Purchased Options	—	41,060	85,580	126,640

Total	$4,339	$41,060	$85,580	$130,979

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$(504,458)	$—	$	$(504,458)

Total	$(504,458)	$—	$	$(504,458)

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$30,724,997	$—	$—	$30,724,997
Purchased Options(2)	—	53,893,333	22	53,893,355

Total	$30,724,997	$53,893,333	$22	$84,618,352

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	$—	$—		$—	$—
Futures Contracts	—	109,555		—	109,555
Purchased Options	—	465,983			465,983

Total	$—	$575,538	$		$575,538

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$—	$—	$—	$—
Futures Contracts	—	(3,353)	—	(3,353)
OTC - Swaps Contracts	—	—	(66,487)	(66,487)
Centrally Cleared Credit Default Swaps Contracts	—	—	(2,495)	(2,495)

Total	$—	$(3,353)	$(68,982)	$(72,335)

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$8,546,338	$—	$—	$8,546,338
Futures Contracts(2)	—	461	—	461
Purchased Options(2)	—	3,968,000	—	3,968,000
OTC - Swaps Contracts	—	—	520,000	520,000
Centrally Cleared Credit Default Swaps Contracts(1)	—	—	1,608,000	1,608,000

Total	$8,546,338	$3,968,461	$2,128,000	$14,642,799

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	$30,023	$—		$—	$30,023
	—	107,101		—	107,101
Futures Contracts	—	16,977		—	16,977

Total	$30,023	$124,078	$		$154,101

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK		TOTAL
Forward Foreign Currency Exchange Contracts	$(5,797)	$—	$		$(5,797)
OTC - Swaps Contracts	—	—		(16,622)	(16,622)
Centrally Cleared Credit Default Swaps Contracts	—	—		(518)	(518)

Total	$(5,797)	$—		$(17,140)	$(22,937)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$3,574,762	$—	$—	$3,574,762
Futures Contracts(2)	—	5	—	5
Purchased Options(2)	—	456,000	—	456,000
OTC - Swaps Contracts	—	—	130,000	130,000
Centrally Cleared Credit Default Swaps Contracts(1)	—	—	480,000	480,000

Total	$3,574,762	$456,005	$610,000	$4,640,767

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$329,995	$—	$—	$329,995
OTC - Swaps Contracts	—	25,977	—	25,977

Total	$329,995	$25,977	$—	$355,972

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(107,208)	$—	$	$(107,208)
Futures Contracts	—	(819)	—	(819)
OTC - Swaps Contracts	—	—	(39,278)	(39,278)

Total	$(107,208)	$(819)	$(39,278)	$(147,305)

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$12,755,435	$—	$—	$12,755,435
Futures Contracts(2)	—	2	—	2
Centrally Cleared Credit Default Swaps Contracts(1)	—	2,230,717	1,166,667	3,397,384

Total	$12,755,435	$2,230,719	$1,166,667	$16,152,821

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$184,142	$—	$184,142
OTC - Swaps Contracts	—	30,275	30,275

Total	$184,142	$30,275	$214,417

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(56,422)	$—	$(56,422)
OTC - Swaps Contracts	—	(16,976)	(16,976)

Total	$(56,422)	$(16,976)	$(73,398)

	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$8,716,163	$—	$8,716,163
Centrally Cleared Credit Default Swaps Contracts(1)	—	2,013,017	2,013,017

Total	$8,716,163	$2,013,017	$10,729,180

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$4,902

Total	$4,902

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(73,220)

Total	$(73,220)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$6,715,282

Total	$6,715,282

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2.	Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barings Funds Trust

By:	/s/ Duncan Robertson

President (Principal Executive Officer)

Date:	5/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan Robertson

President (Principal Executive Officer)

Date:	5/30/2017

By:	/s/ Carlene Pollock

Chief Financial Officer (Principal Financial Officer)

Date:	5/30/2017